NATIONWIDE

VARIABLE

ACCOUNT-7

Annual Report

To

Contract Owners

December 31, 2024

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

KPMG LLP
Suite 500 191 West Nationwide Blvd.
Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide Variable Account 7:

Opinion on the Financial Statements

We have audited the accompanying statements of assets, liabilities and contract owners’ equity of the sub-accounts listed in the Appendix that comprise the Nationwide Variable Account 7 (the Separate Account), as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in contract owners’ equity for the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 6 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix, the changes in its contract owners’ equity for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods indicated in Note 6, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2024, by correspondence with the transfer agent of the underlying mutual funds or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio

April 1, 2025

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with

KPMG International Limited, a private English company limited by guarantee.

Appendix

Statement of assets, liabilities and contract owners’ equity as of December 31, 2024, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class B (ALVGIB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B (ALVPGB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class B (ALVSVB)

ALLSPRING GLOBAL INVESTMENTS

Allspring Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)

BLACKROCK FUNDS

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)

BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares (DVMCSS)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

EATON VANCE FUNDS

Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Service Shares (FHIBS)

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares (FQBS)

Federated Hermes Insurance Series - Federated Hermes Kaufmann Fund II: Primary Shares (FVK2)

Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares (FVU2S)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 (FAM2)

Fidelity Variable Insurance Products Fund - VIP Asset Manager Growth Portfolio: Service Class 2 (FAMG2)

Fidelity Variable Insurance Products Fund - VIP Asset Manager Growth Portfolio: Initial Class (FAMGP)

Fidelity Variable Insurance Products Fund - VIP Asset Manager Growth Portfolio: Service Class (FAMGS)

Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)

Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class (FAMS)

Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)

Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Initial Class (FBP)

Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class (FBS)

Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 (FDCA2)

Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class (FDCAS)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 (FEI2)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)

Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)

Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Initial Class (FGIP)

Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class (FGIS)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 (FHI2)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class (FHIS)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class (FIGBP)

Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class (FIP)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 (FMC2)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Initial Class (FMCP)

Fidelity Variable Insurance Products Fund - VIP Government Money Market Portfolio: Initial Class (FMMP)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 (FO2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class (FOP)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)

Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 (FV2)

Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class (FVS)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 (TIF)

INVESCO INVESTMENTS

Invesco - Invesco V.I. Comstock Fund: Series II Shares (ACC2)

Invesco - Invesco V.I. American Franchise Fund: Series II Shares (ACEG2)

Invesco - Invesco V.I. Core Equity Fund: Series II Shares (AVCE2)

Invesco - Invesco V.I. Core Equity Fund: Series I Shares (AVGI)

Invesco - Invesco V.I. EQV International Equity Fund: Series II Shares (AVIE2)

Invesco - Invesco V.I. Main Street Mid Cap Fund: Series I Shares (AVMCCI)

Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)

Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II (OVAG2)

Invesco - Invesco V.I. Global Fund: Series I (OVGS)

Invesco - Invesco V.I. Global Fund: Series II (OVGSS)

Invesco - Invesco V.I. Global Strategic Income Fund: Series I (OVSB)

Invesco - Invesco V.I. Global Strategic Income Fund: Series II (OVSBS)

Invesco - Invesco V.I. Main Street Small Cap Fund: Series I (OVSC)

Invesco - Invesco V.I. Main Street Small Cap Fund: Series II (OVSCS)

IVY INVESTMENTS

Ivy Variable Insurance Portfolios - Macquarie VIP Asset Strategy Series: Service Class (WRASP)1

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class (M2IGSS)

MFS(R) Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class (MMCGSC)

MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)

MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)

MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)

NATIONWIDE FUNDS

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II (GEM2)

Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (GVAAA2)

Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II (GVABD2)

Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II (GVAGG2)

Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II (GVAGI2)

Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II (GVAGR2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class II (GVEX2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (HIBF)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II (MCIF2)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class II (NVAMV2)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class Z (NVAMVZ)

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II (NVCBD2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II (NVCCA2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II (NVCCN2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II (NVCMA2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II (NVCMC2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II (NVCMD2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II (NVCRA2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II (NVCRB2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class II (NVLCP2)

Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class II (NVMIG6)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z (NVMIVZ)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II (NVMLG2)

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II (NVMMG2)

Nationwide Variable Insurance Trust - NVIT Victory Mid Cap Value Fund: Class II (NVMMV2)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Core Fund: Class II (NVNMO2)

Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class I (NVNSR1)

Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class II (NVNSR2)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class II (NVOLG2)

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II (NVRE2)

Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class II (NVSTB2)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II (SCF2)

Nationwide Variable Insurance Trust - NVIT Invesco Small Cap Growth Fund: Class II (SCGF2)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II (TRF2)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)

PIMCO FUNDS

PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class (PMVEBD)

PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Advisor Class (PMVFAD)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class (PMVLAD)

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (PVEIB)

Putnam Variable Trust - Putnam VT Large Cap Growth Fund: Class IB (PVGOB)

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)

Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB (PVTSCB)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (VWHA)

VanEck VIP Trust - VanEck VIP Global Resources Fund: Class S (VWHAS)

(1)	See Note 1 to the financial statements for the former name of the sub-account.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2024

							Contract			Contract
			Investments, at	Accounts		Accounts	Owners’	Accumulation	Contracts in	Owners’
Subaccount*,**	Shares	Cost	fair value	Receivable	Total Assets	Payable	Equity	Units	Payout	Equity
ALVGIB	50,956	$1,446,883	$1,573,023	$-	$1,573,023	$189	$1,572,834	$1,572,834	$-	$1,572,834
ALVIVB	10,524	144,348	158,490	-	158,490	100	158,390	158,390	-	158,390
ALVPGB	21,031	1,270,631	1,676,618	-	1,676,618	118	1,676,500	1,676,500	-	1,676,500
ALVSVB	100,756	1,756,028	1,815,616	-	1,815,616	244	1,815,372	1,815,372	-	1,815,372
WFVSCG	3,026	32,725	28,236	-	28,236	23	28,213	28,213	-	28,213
MLVGA3	91,941	1,305,386	1,185,125	8	1,185,133	-	1,185,133	1,185,133	-	1,185,133
DSIF	8,714	473,735	695,047	70	695,117	-	695,117	695,117	-	695,117
DSRG	2,379	89,035	132,038	73	132,111	-	132,111	132,111	-	132,111
DVMCSS	6,951	121,503	142,077	-	142,077	25	142,052	142,052	-	142,052
DVSCS	9,911	169,171	192,169	-	192,169	83	192,086	192,086	-	192,086
ETVFR	3,048	26,791	26,246	-	26,246	20	26,226	26,226	-	26,226
FHIBS	179,571	1,065,429	1,012,781	3,528	1,016,309	-	1,016,309	998,442	17,867	1,016,309
FQB	50,905	544,584	520,252	-	520,252	59	520,193	520,193	-	520,193
FQBS	82,902	886,528	845,604	3,472	849,076	-	849,076	836,404	12,672	849,076
FVK2	2,252	40,886	44,236	-	44,236	18	44,218	44,218	-	44,218
FVU2S	28,789	289,174	299,693	-	299,693	99	299,594	299,594	-	299,594
FAM2	24,980	362,066	397,185	-	397,185	54	397,131	397,131	-	397,131
FAMG2	13,017	264,188	293,137	-	293,137	46	293,091	293,091	-	293,091
FAMGP	37,812	782,624	870,802	-	870,802	102	870,700	870,700	-	870,700
FAMGS	14,832	301,322	338,016	-	338,016	46	337,970	337,970	-	337,970
FAMP	71,428	1,113,979	1,174,992	-	1,174,992	65	1,174,927	1,174,927	-	1,174,927
FAMS	32,214	496,841	523,799	-	523,799	19	523,780	523,780	-	523,780
FB2	58,741	1,224,743	1,391,568	-	1,391,568	100	1,391,468	1,391,468	-	1,391,468
FBP	451,511	9,700,266	11,111,697	-	11,111,697	2,273	11,109,424	11,082,270	27,154	11,109,424
FBS	84,670	1,807,439	2,060,868	-	2,060,868	114	2,060,754	2,060,754	-	2,060,754
FDCA2	78,572	1,149,926	1,501,513	-	1,501,513	130	1,501,383	1,501,383	-	1,501,383
FDCAS	28,353	395,488	559,398	-	559,398	50,998	508,400	508,400	-	508,400
FEI2	276,511	6,780,970	7,051,024	-	7,051,024	347	7,050,677	7,050,677	-	7,050,677
FEIP	249,814	6,341,823	6,642,565	-	6,642,565	5,365	6,637,200	6,635,320	1,880	6,637,200
FEIS	203,549	5,130,636	5,365,539	-	5,365,539	252	5,365,287	5,365,287	-	5,365,287
FG2	101,191	8,526,290	9,384,494	-	9,384,494	355	9,384,139	9,384,139	-	9,384,139
FGI2	123,560	3,111,736	3,636,382	-	3,636,382	233	3,636,149	3,636,149	-	3,636,149
FGIS	1,861	48,093	56,085	-	56,085	56,085	-	-	-	-
FGP	162,053	14,111,343	15,709,385	-	15,709,385	176	15,709,209	15,709,209	-	15,709,209
FGS	140,943	12,166,933	13,523,506	-	13,523,506	204	13,523,302	13,523,302	-	13,523,302
FHI2	219,548	1,004,199	981,381	-	981,381	190	981,191	981,191	-	981,191
FHIP	750,880	3,607,054	3,544,155	2,169	3,546,324	-	3,546,324	3,524,593	21,731	3,546,324
FHIS	341,339	1,623,997	1,597,467	-	1,597,467	151	1,597,316	1,597,316	-	1,597,316
FIGBP	374,660	4,289,570	4,113,770	3,709	4,117,479	-	4,117,479	4,103,882	13,597	4,117,479
FIP	51,610	12,871,913	29,392,913	-	29,392,913	2,139	29,390,774	29,388,528	2,246	29,390,774

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2024

							Contract			Contract
			Investments, at	Accounts		Accounts	Owners’	Accumulation	Contracts in	Owners’
Subaccount*,**	Shares	Cost	fair value	Receivable	Total Assets	Payable	Equity	Units	Payout	Equity
FMCP	49,465	1,818,261	1,857,911	-	1,857,911	63	1,857,848	1,857,848	-	1,857,848
FMMP	6,172,558	6,172,558	6,172,558	6,631	6,179,189	-	6,179,189	6,158,891	20,298	6,179,189
FO2	65,404	1,525,903	1,644,905	-	1,644,905	248	1,644,657	1,644,657	-	1,644,657
FOP	169,556	4,002,757	4,318,586	1,456	4,320,042	-	4,320,042	4,316,209	3,833	4,320,042
FOS	51,930	1,219,498	1,314,353	-	1,314,353	149	1,314,204	1,314,204	-	1,314,204
FV2	15,773	283,369	291,954	-	291,954	33	291,921	291,921	-	291,921
FVS	8,813	154,072	167,530	-	167,530	16	167,514	167,514	-	167,514
FVSS	13,180	198,512	203,361	-	203,361	92	203,269	203,269	-	203,269
FVSS2	59,328	965,134	933,231	-	933,231	98	933,133	933,133	-	933,133
FTVFA2	64,208	318,809	336,452	-	336,452	43	336,409	336,409	-	336,409
TIF	3,424	42,986	48,207	-	48,207	61	48,146	48,146	-	48,146
ACC2	107,396	2,195,433	2,213,442	-	2,213,442	283	2,213,159	2,213,159	-	2,213,159
ACEG2	251	15,639	17,957	-	17,957	1,065	16,892	-	16,892	16,892
AVCE2	9,554	290,088	319,017	-	319,017	68	318,949	318,949	-	318,949
AVGI	4,627	143,378	155,570	-	155,570	18	155,552	155,552	-	155,552
AVIE2	795	24,864	26,136	-	26,136	51	26,085	26,085	-	26,085
AVMCCI	10,528	107,970	117,496	-	117,496	3	117,493	117,493	-	117,493
OVAG	260	18,324	20,258	-	20,258	4	20,254	20,254	-	20,254
OVAG2	1,360	83,911	91,031	-	91,031	33	90,998	90,998	-	90,998
OVGS	4,618	176,959	184,682	-	184,682	71	184,611	184,611	-	184,611
OVGSS	47,874	1,773,554	1,850,819	-	1,850,819	1,724	1,849,095	1,829,284	19,811	1,849,095
OVSB	13,543	54,591	58,100	-	58,100	32	58,068	58,068	-	58,068
OVSBS	293,102	1,222,545	1,295,510	-	1,295,510	262	1,295,248	1,295,248	-	1,295,248
OVSC	17,366	468,094	507,961	25	507,986	-	507,986	507,986	-	507,986
OVSCS	13,555	349,438	386,178	-	386,178	47	386,131	386,131	-	386,131
WRASP	26,560	247,851	246,744	-	246,744	68	246,676	246,676	-	246,676
M2IGSS	60,881	1,376,193	1,420,348	-	1,420,348	140	1,420,208	1,420,208	-	1,420,208
MMCGSC	189,995	1,448,496	1,493,362	-	1,493,362	217	1,493,145	1,493,145	-	1,493,145
MNDSC	62,853	733,590	675,673	-	675,673	152	675,521	675,521	-	675,521
MVFSC	85,072	1,843,079	1,787,353	-	1,787,353	2,229	1,785,124	1,785,124	-	1,785,124
MVIVSC	11,847	341,058	345,581	-	345,581	70	345,511	345,511	-	345,511
GBF	248,048	2,546,452	2,294,446	-	2,294,446	2,969	2,291,477	2,291,477	-	2,291,477
GEM2	46,467	490,087	500,913	-	500,913	183	500,730	500,730	-	500,730
GVAAA2	89,428	2,291,746	2,541,532	-	2,541,532	189	2,541,343	2,541,343	-	2,541,343
GVABD2	29,624	324,452	325,865	-	325,865	70	325,795	325,795	-	325,795
GVAGG2	24,240	809,954	908,265	-	908,265	144	908,121	908,121	-	908,121
GVAGI2	11,326	647,324	835,978	-	835,978	84	835,894	835,894	-	835,894
GVAGR2	30,868	3,819,740	4,214,766	-	4,214,766	365	4,214,401	4,214,401	-	4,214,401
GVDMA	935,924	9,130,145	9,471,547	-	9,471,547	296	9,471,251	9,471,251	-	9,471,251
GVDMC	290,669	2,922,292	2,836,929	-	2,836,929	190	2,836,739	2,836,739	-	2,836,739
GVEX1	360,134	2,842,058	4,083,919	-	4,083,919	225	4,083,694	4,083,694	-	4,083,694

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2024

							Contract			Contract
			Investments, at	Accounts		Accounts	Owners’	Accumulation	Contracts in	Owners’
Subaccount*,**	Shares	Cost	fair value	Receivable	Total Assets	Payable	Equity	Units	Payout	Equity
GVEX2	816,028	7,780,671	9,008,954	-	9,008,954	343	9,008,611	9,008,611	-	9,008,611
GVIDA	250,688	2,765,103	2,882,911	-	2,882,911	171	2,882,740	2,882,740	-	2,882,740
GVIDC	231,270	2,322,014	2,261,825	-	2,261,825	151	2,261,674	2,261,674	-	2,261,674
GVIDM	1,440,587	14,208,942	13,584,739	-	13,584,739	376	13,584,363	13,584,363	-	13,584,363
HIBF	1,622	9,342	9,437	-	9,437	16	9,421	9,421	-	9,421
MCIF	20,748	435,044	418,071	-	418,071	36	418,035	418,035	-	418,035
MCIF2	964,011	22,498,688	18,971,728	-	18,971,728	583	18,971,145	18,971,145	-	18,971,145
NVAMV2	1,897	33,918	33,330	-	33,330	11	33,319	33,319	-	33,319
NVAMVZ	103,647	1,478,248	1,803,452	3,647	1,807,099	-	1,807,099	1,792,630	14,469	1,807,099
NVCBD1	1,004	9,553	9,019	-	9,019	8	9,011	9,011	-	9,011
NVCBD2	50,252	478,868	449,757	-	449,757	53	449,704	449,704	-	449,704
NVCCA2	63,035	668,939	752,636	-	752,636	16	752,620	752,620	-	752,620
NVCCN2	21,068	216,524	230,060	-	230,060	17	230,043	230,043	-	230,043
NVCMA2	4,506	43,890	51,912	-	51,912	13	51,899	51,899	-	51,899
NVCMC2	25,590	277,620	297,608	-	297,608	17	297,591	297,591	-	297,591
NVCMD2	130,358	1,387,970	1,568,203	-	1,568,203	54	1,568,149	1,568,149	-	1,568,149
NVCRA2	15,291	176,699	215,151	-	215,151	18	215,133	215,133	-	215,133
NVCRB2	48,609	531,828	585,249	-	585,249	37	585,212	585,212	-	585,212
NVDBL2	35,651	500,025	503,035	-	503,035	37	502,998	502,998	-	502,998
NVDCA2	439	5,500	6,070	-	6,070	14	6,056	6,056	-	6,056
NVIE6	5,347	55,880	61,596	-	61,596	22	61,574	61,574	-	61,574
NVLCP2	43,999	445,698	435,151	-	435,151	41	435,110	435,110	-	435,110
NVMIG6	7,538	53,023	56,986	-	56,986	23	56,963	56,963	-	56,963
NVMIVX	2,501	25,982	28,783	-	28,783	14	28,769	28,769	-	28,769
NVMIVZ	26,527	277,577	304,531	1,057	305,588	-	305,588	305,588	-	305,588
NVMLG2	63,967	494,727	591,053	-	591,053	17	591,036	591,036	-	591,036
NVMMG2	21,166	121,937	135,464	-	135,464	34	135,430	135,430	-	135,430
NVMMV2	24,911	218,209	203,271	-	203,271	21	203,250	203,250	-	203,250
NVNMO2	9,689	105,469	93,693	-	93,693	13	93,680	93,680	-	93,680
NVNSR1	2,714	32,059	30,889	-	30,889	4	30,885	30,885	-	30,885
NVNSR2	1,968	24,257	22,357	-	22,357	4	22,353	22,353	-	22,353
NVOLG1	1,995,895	35,638,865	51,134,837	9,145	51,143,982	-	51,143,982	51,127,783	16,199	51,143,982
NVOLG2	1,763,871	31,770,650	44,537,748	-	44,537,748	12,256	44,525,492	44,525,492	-	44,525,492
NVRE2	67,388	544,352	529,671	-	529,671	148	529,523	529,523	-	529,523
NVSTB2	4,903	47,279	47,506	-	47,506	11	47,495	47,495	-	47,495
NVTIV3	216	2,259	2,507	-	2,507	4	2,503	2,503	-	2,503
SAM	9,426,984	9,426,984	9,426,984	209	9,427,193	-	9,427,193	9,427,193	-	9,427,193
SCF	18,915	378,607	377,734	-	377,734	77	377,657	377,657	-	377,657
SCF2	49,152	863,359	860,660	-	860,660	737	859,923	859,923	-	859,923
SCGF2	30,359	355,511	421,080	-	421,080	143	420,937	420,937	-	420,937
SCVF	5,487	53,792	54,160	-	54,160	22	54,138	54,138	-	54,138

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2024

							Contract			Contract
			Investments, at	Accounts		Accounts	Owners’	Accumulation	Contracts in	Owners’
Subaccount*,**	Shares	Cost	fair value	Receivable	Total Assets	Payable	Equity	Units	Payout	Equity
SCVF2	81,877	755,595	754,904	-	754,904	186	754,718	754,718	-	754,718
TRF2	1,170	26,392	26,701	-	26,701	19	26,682	26,682	-	26,682
AMSRS	3,962	103,341	158,211	-	158,211	33	158,178	158,178	-	158,178
PMVEBD	304	3,627	3,233	-	3,233	11	3,222	3,222	-	3,222
PMVFAD	3,326	33,983	23,518	-	23,518	16	23,502	23,502	-	23,502
PMVLAD	78,307	791,040	754,876	-	754,876	113	754,763	754,763	-	754,763
PVEIB	4,247	118,336	137,685	-	137,685	28	137,657	137,657	-	137,657
PVGOB	24,514	279,320	421,648	-	421,648	94	421,554	421,554	-	421,554
PVTIGB	2,222	28,826	34,194	-	34,194	6	34,188	34,188	-	34,188
PVTSCB	904	9,226	10,367	-	10,367	14	10,353	10,353	-	10,353
VWHA	23	469	580	-	580	6	574	574	-	574
VWHAS	3,417	85,114	82,169	-	82,169	10	82,159	82,159	-	82,159

* Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

** For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2024, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

	$	$	$	$	$	$	$	$
Investment Activity*:	ALVGIB	ALVIVB	ALVPGB	ALVSVB	WFVSCG	MLVGA3	DSIF	DSRG
Reinvested dividends	$19,835	3,773	-	11,496	-	17,467	8,363	649
Mortality and expense risk charges (note 2)	(17,908)	(1,947)	(19,415)	(21,934)	(357)	(15,981)	(7,827)	(1,375)

Net investment income (loss)	1,927	1,826	(19,415)	(10,438)	(357)	1,486	536	(726)

Realized gain (loss) on investments	11,984	391	103,928	330	(2,255)	26,607	60,664	1,479
Change in unrealized gain (loss) on investments	99,918	3,495	175,388	69,468	8,841	(14,607)	42,219	23,750

Net gain (loss) on investments	111,902	3,886	279,316	69,798	6,586	12,000	102,883	25,229

Reinvested capital gains	55,812	-	72,142	90,588	-	95,498	45,624	773

Net increase (decrease) in contract owners’ equity resulting from operations	$169,641	5,712	332,043	149,948	6,229	108,984	149,043	25,276

Investment Activity*:	DVMCSS	DVSCS	ETVFR	FHIBS	FQB	FQBS	FVK2	FVU2S
Reinvested dividends	$806	2,587	2,128	57,312	16,283	25,379	419	5,977
Mortality and expense risk charges (note 2)	(1,387)	(2,383)	(268)	(12,177)	(5,948)	(9,867)	(528)	(3,127)

Net investment income (loss)	(581)	204	1,860	45,135	10,335	15,512	(109)	2,850

Realized gain (loss) on investments	398	4,753	(139)	(20,559)	(6,077)	(13,612)	1,977	(3,543)
Change in unrealized gain (loss) on investments	12,350	4,789	10	22,810	10,830	19,900	3,551	39,676

Net gain (loss) on investments	12,748	9,542	(129)	2,251	4,753	6,288	5,528	36,133

Reinvested capital gains	1,909	5,068	-	-	-	-	1,382	-

Net increase (decrease) in contract owners’ equity resulting from operations	$14,076	14,814	1,731	47,386	15,088	21,800	6,801	38,983

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

	$	$	$	$	$	$	$	$
Investment Activity*:	FAM2	FAMG2	FAMGP	FAMGS	FAMP	FAMS	FB2	FBP
Reinvested dividends	$9,294	5,163	15,297	5,714	28,594	12,338	22,893	199,565
Mortality and expense risk charges (note 2)	(4,128)	(3,052)	(12,067)	(3,478)	(16,697)	(5,685)	(14,953)	(157,692)

Net investment income (loss)	5,166	2,111	3,230	2,236	11,897	6,653	7,940	41,873

Realized gain (loss) on investments	8,281	3,694	5,560	5,002	4,033	6,909	8,936	142,534
Change in unrealized gain (loss) on investments	13,497	18,071	56,993	21,452	56,217	24,717	120,298	959,128

Net gain (loss) on investments	21,778	21,765	62,553	26,454	60,250	31,626	129,234	1,101,662

Reinvested capital gains	2,997	3,747	10,151	4,300	7,560	3,571	42,961	356,755

Net increase (decrease) in contract owners’ equity resulting from operations	$29,941	27,623	75,934	32,990	79,707	41,850	180,135	1,500,290

Investment Activity*:	FBS	FDCA2	FDCAS	FEI2	FEIP	FEIS	FG2	FGI2
Reinvested dividends	$36,304	712	788	113,106	116,509	90,202	-	44,681
Mortality and expense risk charges (note 2)	(20,875)	(16,163)	(4,661)	(82,674)	(94,302)	(54,893)	(98,176)	(39,446)

Net investment income (loss)	15,429	(15,451)	(3,873)	30,432	22,207	35,309	(98,176)	5,235

Realized gain (loss) on investments	30,042	20,324	5,172	69,834	56,769	32,085	301,362	56,889
Change in unrealized gain (loss) on investments	174,530	233,233	87,820	419,674	404,792	331,489	34,724	354,846

Net gain (loss) on investments	204,572	253,557	92,992	489,508	461,561	363,574	336,086	411,735

Reinvested capital gains	69,239	62,412	22,243	427,816	381,922	312,437	2,032,994	241,760

Net increase (decrease) in contract owners’ equity resulting from operations	$289,240	300,518	111,362	947,756	865,690	711,320	2,270,904	658,730

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

	$	$	$	$	$	$	$	$
Investment Activity*:	FGIP	FGIS	FGP	FGS	FHI2	FHIP	FHIS	FIGBP
Reinvested dividends	$-	743	132	-	60,612	209,971	91,313	147,412
Mortality and expense risk charges (note 2)	-	-	(216,137)	(130,564)	(12,744)	(51,359)	(16,617)	(50,694)

Net investment income (loss)	-	743	(216,005)	(130,564)	47,868	158,612	74,696	96,718

Realized gain (loss) on investments	-	-	468,311	359,650	(16,715)	(3,912)	(4,063)	(19,364)
Change in unrealized gain (loss) on investments	(6)	5,828	205,786	171,417	44,976	108,291	53,904	(44,760)

Net gain (loss) on investments	(6)	5,828	674,097	531,067	28,261	104,379	49,841	(64,124)

Reinvested capital gains	-	3,594	3,313,871	2,867,808	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(6)	10,165	3,771,963	3,268,311	76,129	262,991	124,537	32,594

Investment Activity*:	FIP	FMC2	FMCP	FMMP	FO2	FOP	FOS	FV2
Reinvested dividends	$356,675	-	10,003	275,095	24,121	74,121	21,881	3,379
Mortality and expense risk charges (note 2)	(331,578)	(1,741)	(26,007)	(71,949)	(18,318)	(65,187)	(13,516)	(3,448)

Net investment income (loss)	25,097	(1,741)	(16,004)	203,146	5,803	8,934	8,365	(69)

Realized gain (loss) on investments	1,668,130	-	80,509	-	23,366	64,667	21,357	3,947
Change in unrealized gain (loss) on investments	4,102,768	(41)	(3,360)	-	(41,431)	(104,754)	(38,903)	(5,500)

Net gain (loss) on investments	5,770,898	(41)	77,149	-	(18,065)	(40,087)	(17,546)	(1,553)

Reinvested capital gains	16,987	-	237,921	-	78,614	203,991	62,322	30,201

Net increase (decrease) in contract owners’ equity resulting from operations	$5,812,982	(1,782)	299,066	203,146	66,352	172,838	53,141	28,579

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

	$	$	$	$	$	$	$	$
Investment Activity*:	FVS	FVSS	FVSS2	FTVFA2	TIF	ACC2	ACEG2	AVCE2
Reinvested dividends	$1,932	1,902	7,300	8,307	1,336	32,888	-	1,469
Mortality and expense risk charges (note 2)	(1,769)	(2,033)	(10,734)	(4,732)	(564)	(24,781)	(568)	(3,570)

Net investment income (loss)	163	(131)	(3,434)	3,575	772	8,107	(568)	(2,101)

Realized gain (loss) on investments	5,147	2,312	7,435	3,388	1,176	(1,164)	(1,526)	(433)
Change in unrealized gain (loss) on investments	(5,867)	(14,860)	(60,198)	24,618	(3,076)	116,225	6,726	38,727

Net gain (loss) on investments	(720)	(12,548)	(52,763)	28,006	(1,900)	115,061	5,200	38,294

Reinvested capital gains	17,295	28,841	130,425	-	-	154,265	-	25,416

Net increase (decrease) in contract owners’ equity resulting from operations	$16,738	16,162	74,228	31,581	(1,128)	277,433	4,632	61,609

Investment Activity*:	AVGI	AVIE2	AVMCCI	OVAG	OVAG2	OVGS	OVGSS	OVSB
Reinvested dividends	$1,020	440	376	-	-	-	-	1,807
Mortality and expense risk charges (note 2)	(1,541)	(446)	(1,266)	(206)	(943)	(2,014)	(19,983)	(649)

Net investment income (loss)	(521)	(6)	(890)	(206)	(943)	(2,014)	(19,983)	1,158

Realized gain (loss) on investments	17	593	(613)	(3)	(1,070)	1,695	4,304	1,224
Change in unrealized gain (loss) on investments	19,020	(233)	14,976	3,993	19,386	14,732	145,948	(1,002)

Net gain (loss) on investments	19,037	360	14,363	3,990	18,316	16,427	150,252	222

Reinvested capital gains	12,253	152	2,707	-	-	10,633	109,448	-

Net increase (decrease) in contract owners’ equity resulting from operations	$30,769	506	16,180	3,784	17,373	25,046	239,717	1,380

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

	$	$	$	$	$	$	$	$
Investment Activity*:	OVSBS	OVSC	OVSCS	WRASP	M2IGSS	MMCGSC	MNDSC	MVFSC
Reinvested dividends	$35,424	-	-	4,675	1,781	-	-	25,691
Mortality and expense risk charges (note 2)	(15,069)	(5,384)	(4,086)	(2,524)	(16,146)	(17,275)	(7,957)	(20,024)

Net investment income (loss)	20,355	(5,384)	(4,086)	2,151	(14,365)	(17,275)	(7,957)	5,667

Realized gain (loss) on investments	12,554	593	1,078	(310)	2,169	564	(75,832)	(9,116)
Change in unrealized gain (loss) on investments	(11,068)	39,785	32,748	14,068	72,583	92,117	119,708	36,871

Net gain (loss) on investments	1,486	40,378	33,826	13,758	74,752	92,681	43,876	27,755

Reinvested capital gains	-	17,952	13,892	9,395	123,904	107,051	-	136,484

Net increase (decrease) in contract owners’ equity resulting from operations	$21,841	52,946	43,632	25,304	184,291	182,457	35,919	169,906

Investment Activity*:	MVIVSC	GBF	GEM2	GVAAA2	GVABD2	GVAGG2	GVAGI2	GVAGR2
Reinvested dividends	$4,123	80,477	7,024	-	-	-	-	-
Mortality and expense risk charges (note 2)	(3,844)	(26,632)	(5,561)	(30,118)	(4,141)	(11,972)	(8,272)	(49,793)

Net investment income (loss)	279	53,845	1,463	(30,118)	(4,141)	(11,972)	(8,272)	(49,793)

Realized gain (loss) on investments	(6,788)	(145,218)	2,417	67,588	(2,864)	66,979	5,852	513,631
Change in unrealized gain (loss) on investments	7,494	101,458	22,748	272,169	4,160	31,625	117,525	566,446

Net gain (loss) on investments	706	(43,760)	25,165	339,757	1,296	98,604	123,377	1,080,077

Reinvested capital gains	16,045	-	-	91,504	-	54,210	40,571	144,763

Net increase (decrease) in contract owners’ equity resulting from operations	$17,030	10,085	26,628	401,143	(2,845)	140,842	155,676	1,175,047

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

	$	$	$	$	$	$	$	$
Investment Activity*:	GVDMA	GVDMC	GVEX1	GVEX2	GVIDA	GVIDC	GVIDM	HIBF
Reinvested dividends	$-	-	38,476	67,062	-	-	-	538
Mortality and expense risk charges (note 2)	(124,497)	(38,929)	(56,428)	(85,829)	(30,312)	(29,118)	(172,963)	(249)

Net investment income (loss)	(124,497)	(38,929)	(17,952)	(18,767)	(30,312)	(29,118)	(172,963)	289

Realized gain (loss) on investments	(1,043,182)	(111,787)	(1,176,245)	(1,168,132)	(12,136)	(23,821)	(918,761)	(182)
Change in unrealized gain (loss) on investments	2,238,261	313,055	2,021,052	2,894,357	296,125	116,250	2,159,826	480

Net gain (loss) on investments	1,195,079	201,268	844,807	1,726,225	283,989	92,429	1,241,065	298

Reinvested capital gains	-	-	2,776	6,156	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,070,582	162,339	829,631	1,713,614	253,677	63,311	1,068,102	587

Investment Activity*:	MCIF	MCIF2	NVAMV2	NVAMVZ	NVCBD1	NVCBD2	NVCCA2	NVCCN2
Reinvested dividends	$4,386	161,916	520	29,492	292	13,583	-	-
Mortality and expense risk charges (note 2)	(4,584)	(200,490)	(352)	(21,946)	(99)	(4,675)	(8,439)	(2,409)

Net investment income (loss)	(198)	(38,574)	168	7,546	193	8,908	(8,439)	(2,409)

Realized gain (loss) on investments	(5,183)	(1,029,852)	(48)	94,053	(4)	(947)	669	1,127
Change in unrealized gain (loss) on investments	33,547	2,351,939	1,786	10,462	(168)	(7,697)	76,884	10,996

Net gain (loss) on investments	28,364	1,322,087	1,738	104,515	(172)	(8,644)	77,553	12,123

Reinvested capital gains	19,343	898,872	2,350	129,186	-	-	6,938	-

Net increase (decrease) in contract owners’ equity resulting from operations	$47,509	2,182,385	4,256	241,247	21	264	76,052	9,714

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

	$	$	$	$	$	$	$	$
Investment Activity*:	NVCMA2	NVCMC2	NVCMD2	NVCRA2	NVCRB2	NVDBL2	NVDCA2	NVIE6
Reinvested dividends	$-	-	-	-	-	-	-	1,392
Mortality and expense risk charges (note 2)	(553)	(3,754)	(18,445)	(1,959)	(6,222)	(6,043)	(79)	(612)

Net investment income (loss)	(553)	(3,754)	(18,445)	(1,959)	(6,222)	(6,043)	(79)	780

Realized gain (loss) on investments	151	1,410	(11,510)	307	2,279	(16,702)	(660)	635
Change in unrealized gain (loss) on investments	5,365	18,363	151,082	26,155	44,494	56,152	1,360	4,330

Net gain (loss) on investments	5,516	19,773	139,572	26,462	46,773	39,450	700	4,965

Reinvested capital gains	838	394	21,133	2,108	4,848	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$5,801	16,413	142,260	26,611	45,399	33,407	621	5,745

Investment Activity*:	NVLCP2	NVMIG6	NVMIVX	NVMIVZ	NVMLG2	NVMMG2	NVMMV2	NVNMO2
Reinvested dividends	$13,817	140	1,798	17,603	3,583	-	2,242	302
Mortality and expense risk charges (note 2)	(4,800)	(663)	(318)	(5,191)	(5,726)	(1,364)	(2,523)	(837)

Net investment income (loss)	9,017	(523)	1,480	12,412	(2,143)	(1,364)	(281)	(535)

Realized gain (loss) on investments	287	318	46	2,054	701	(587)	(6,564)	389
Change in unrealized gain (loss) on investments	(4,805)	(1,440)	(607)	(8,392)	75,734	22,379	20,574	(13,663)

Net gain (loss) on investments	(4,518)	(1,122)	(561)	(6,338)	76,435	21,792	14,010	(13,274)

Reinvested capital gains	-	-	-	-	43,393	-	4,360	29,609

Net increase (decrease) in contract owners’ equity resulting from operations	$4,499	(1,645)	919	6,074	117,685	20,428	18,089	15,800

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

	$	$	$	$	$	$	$	$
Investment Activity*:	NVNSR1	NVNSR2	NVOLG1	NVOLG2	NVRE2	NVSTB2	NVTIV3	SAM
Reinvested dividends	$83	39	595,116	413,071	11,367	1,921	154	449,830
Mortality and expense risk charges (note 2)	(307)	(222)	(696,973)	(459,982)	(5,531)	(637)	(23)	(101,091)

Net investment income (loss)	(224)	(183)	(101,857)	(46,911)	5,836	1,284	131	348,739

Realized gain (loss) on investments	9	(8)	2,182,003	1,694,172	(9,161)	169	24	-
Change in unrealized gain (loss) on investments	(1,636)	(1,187)	7,480,792	6,592,764	50,570	746	(70)	-

Net gain (loss) on investments	(1,627)	(1,195)	9,662,795	8,286,936	41,409	915	(46)	-

Reinvested capital gains	4,019	2,916	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,168	1,538	9,560,938	8,240,025	47,245	2,199	85	348,739

Investment Activity*:	SCF	SCF2	SCGF2	SCVF	SCVF2	TRF2	AMSRS	PMVEBD
Reinvested dividends	$439	-	-	403	5,285	217	333	199
Mortality and expense risk charges (note 2)	(3,600)	(9,529)	(4,351)	(582)	(9,500)	(299)	(1,508)	(27)

Net investment income (loss)	(3,161)	(9,529)	(4,351)	(179)	(4,215)	(82)	(1,175)	172

Realized gain (loss) on investments	(713)	(37,801)	10,906	(135)	(6,186)	(158)	2,845	(20)
Change in unrealized gain (loss) on investments	33,816	109,307	62,557	2,732	42,421	2,166	22,523	47

Net gain (loss) on investments	33,103	71,506	73,463	2,597	36,235	2,008	25,368	27

Reinvested capital gains	10,504	27,759	-	495	7,581	969	7,173	-

Net increase (decrease) in contract owners’ equity resulting from operations	$40,446	89,736	69,112	2,913	39,601	2,895	31,366	199

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
Investment Activity*:	PMVFAD		PMVLAD		PVEIB		PVGOB		PVTIGB		PVTSCB		VWHA		VWHAS
Reinvested dividends		$784		28,949		1,281		-		751		99		16		3,890
Mortality and expense risk charges (note 2)		(234)		(7,543)		(1,501)		(4,403)		(406)		(98)		(6)		(1,599)

Net investment income (loss)		550		21,406		(220)		(4,403)		345		1		10		2,291

Realized gain (loss) on investments		(101)		(2,408)		1,109		9,644		195		(17)		71		2,332
Change in unrealized gain (loss) on investments		(1,540)		5,577		12,609		81,693		83		69		(99)		(7,524)

Net gain (loss) on investments		(1,641)		3,169		13,718		91,337		278		52		(28)		(5,192)

Reinvested capital gains		-		-		5,215		16,217		-		480		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		$(1,091)		24,575		18,713		103,151		623		533		(18)		(2,901)

* For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2024, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	$		$		$		$		$		$		$		$
	ALVGIB				ALVIVB				ALVPGB				ALVSVB
	2024		2023		2024		2023		2024		2023		2024		2023
Investment activity*:
Net investment income (loss)		$1,927		2,076		1,826		(878)		(19,415)		(15,976)		(10,438)		(6,267)
Realized gain (loss) on investments		11,984		14,038		391		361		103,928		21,916		330		(12,823)
Change in unrealized gain (loss) on investments		99,918		12,500		3,495		21,732		175,388		274,911		69,468		129,707
Reinvested capital gains		55,812		114,122		-		-		72,142		97,827		90,588		150,049

Net increase (decrease) in contract owners’ equity resulting from operations		169,641		142,736		5,712		21,215		332,043		378,678		149,948		260,666

Equity transactions:

Purchase payments received from contract owners (note 4)		8,853		6,038		58		-		87,474		4,733		1,667		1,700
Transfers between funds		(1,309)		1,692		-		(15,938)		(126,321)		19,835		(68,505)		(33,745)
Redemptions (notes 2, 3, and 4)		(105,810)		(65,966)		(4,836)		(10,278)		(118,562)		(66,489)		(175,351)		(84,913)
Adjustments to maintain reserves		(77)		(129)		(36)		(34)		(49)		(48)		(95)		(176)

Net equity transactions		(98,343)		(58,365)		(4,814)		(26,250)		(157,458)		(41,969)		(242,284)		(117,134)

Net change in contract owners’ equity		71,298		84,371		898		(5,035)		174,585		336,709		(92,336)		143,532
Contract owners’ equity at beginning of period		1,501,536		1,417,165		157,492		162,527		1,501,915		1,165,206		1,907,708		1,764,176

Contract owners’ equity at end of period		$1,572,834		1,501,536		158,390		157,492		1,676,500		1,501,915		1,815,372		1,907,708

CHANGE IN UNITS:
Beginning units		39,169		40,853		8,149		9,537		27,623		28,528		37,208		39,773
Units purchased		222		231		3		362		1,630		525		147		856
Units redeemed		(2,646)		(1,915)		(237)		(1,750)		(4,364)		(1,430)		(4,564)		(3,421)

Ending units		36,745		39,169		7,915		8,149		24,889		27,623		32,791		37,208

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	$		$		$		$		$		$		$		$
	WFVSCG				MLVGA3				DSIF				DSRG
	2024		2023		2024		2023		2024		2023		2024		2023
Investment activity*:
Net investment income (loss)		$(357)		(371)		1,486		18,262		536		2,103		(726)		(393)
Realized gain (loss) on investments		(2,255)		(2,890)		26,607		(10,248)		60,664		10,039		1,479		5,241
Change in unrealized gain (loss) on investments		8,841		4,559		(14,607)		134,095		42,219		99,628		23,750		4,096
Reinvested capital gains		-		-		95,498		-		45,624		21,981		773		12,293

Net increase (decrease) in contract owners’ equity resulting from operations		6,229		1,298		108,984		142,109		149,043		133,751		25,276		21,237

Equity transactions:

Purchase payments received from contract owners (note 4)		-		-		3		-		1,340		1,340		-		-
Transfers between funds		51		-		1,559		2,845		5,057		(1,341)		(1,401)		-
Redemptions (notes 2, 3, and 4)		(14,901)		(8,179)		(310,856)		(57,371)		(129,803)		(16,810)		(376)		(9,270)
Adjustments to maintain reserves		(10)		6		(29)		67		(3)		37		11		(6)

Net equity transactions		(14,860)		(8,173)		(309,323)		(54,459)		(123,409)		(16,774)		(1,766)		(9,276)

Net change in contract owners’ equity		(8,631)		(6,875)		(200,339)		87,650		25,634		116,977		23,510		11,961
Contract owners’ equity at beginning of period		36,844		43,719		1,385,472		1,297,822		669,483		552,506		108,601		96,640

Contract owners’ equity at end of period		$28,213		36,844		1,185,133		1,385,472		695,117		669,483		132,111		108,601

CHANGE IN UNITS:
Beginning units		865		1,062		64,421		67,175		12,741		13,103		2,552		2,781
Units purchased		56		-		69		910		141		34		-		-
Units redeemed		(357)		(197)		(13,131)		(3,664)		(2,161)		(396)		(39)		(229)

Ending units		564		865		51,359		64,421		10,721		12,741		2,513		2,552

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	$		$		$		$		$		$		$		$
	DVMCSS				DVSCS				ETVFR				FHIBS
	2024		2023		2024		2023		2024		2023		2024		2023
Investment activity*:
Net investment income (loss)		$(581)		(527)		204		(40)		1,860		2,955		45,135		46,930
Realized gain (loss) on investments		398		(275)		4,753		1,378		(139)		(1,141)		(20,559)		(14,298)
Change in unrealized gain (loss) on investments		12,350		15,054		4,789		15,902		10		2,122		22,810		79,126
Reinvested capital gains		1,909		3,461		5,068		11,919		-		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		14,076		17,713		14,814		29,159		1,731		3,936		47,386		111,758

Equity transactions:

Purchase payments received from contract owners (note 4)		3,940		3,870		1		-		-		-		3,361		1,901
Transfers between funds		(1,811)		7,924		(3,035)		1,116		571		(17,769)		(24,488)		(2,390)
Redemptions (notes 2, 3, and 4)		(3,027)		(2,196)		(52,357)		(12,383)		(4,045)		(10,055)		(101,202)		(61,286)
Adjustments to maintain reserves		(9)		(36)		(22)		(37)		(7)		(10)		1,498		1,773

Net equity transactions		(907)		9,562		(55,413)		(11,304)		(3,481)		(27,834)		(120,831)		(60,002)

Net change in contract owners’ equity		13,169		27,275		(40,599)		17,855		(1,750)		(23,898)		(73,445)		51,756
Contract owners’ equity at beginning of period		128,883		101,608		232,685		214,830		27,976		51,874		1,089,754		1,037,998

Contract owners’ equity at end of period		$142,052		128,883		192,086		232,685		26,226		27,976		1,016,309		1,089,754

CHANGE IN UNITS:
Beginning units		7,242		6,663		4,525		4,769		2,260		4,603		36,442		38,575
Units purchased		201		725		16		44		43		1		350		177
Units redeemed		(266)		(146)		(1,042)		(288)		(316)		(2,344)		(4,247)		(2,310)

Ending units		7,177		7,242		3,499		4,525		1,987		2,260		32,545		36,442

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	$		$		$		$		$		$		$		$
	FQB				FQBS				FVK2				FVU2S
	2024		2023		2024		2023		2024		2023		2024		2023
Investment activity*:
Net investment income (loss)		$10,335		8,851		15,512		11,280		(109)		(509)		2,850		1,507
Realized gain (loss) on investments		(6,077)		(8,212)		(13,612)		(6,388)		1,977		(952)		(3,543)		(2,877)
Change in unrealized gain (loss) on investments		10,830		25,687		19,900		36,144		3,551		7,547		39,676		21,312
Reinvested capital gains		-		-		-		-		1,382		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		15,088		26,326		21,800		41,036		6,801		6,086		38,983		19,942

Equity transactions:

Purchase payments received from contract owners (note 4)		748		1,155		1,056		1,120		-		-		2,112		1,806
Transfers between funds		25,691		1,783		25,153		1,041		-		(4,519)		(3,961)		(2,123)
Redemptions (notes 2, 3, and 4)		(65,830)		(53,461)		(114,018)		(31,561)		(10,002)		(590)		(30,865)		(9,199)
Adjustments to maintain reserves		(9)		(38)		1,048		2,195		(7)		13		(41)		(44)

Net equity transactions		(39,400)		(50,561)		(86,761)		(27,205)		(10,009)		(5,096)		(32,755)		(9,560)

Net change in contract owners’ equity		(24,312)		(24,235)		(64,961)		13,831		(3,208)		990		6,228		10,382
Contract owners’ equity at beginning of period		544,505		568,740		914,037		900,206		47,426		46,436		293,366		282,984

Contract owners’ equity at end of period		$520,193		544,505		849,076		914,037		44,218		47,426		299,594		293,366

CHANGE IN UNITS:
Beginning units		31,275		34,345		54,293		56,181		1,478		1,647		25,645		26,517
Units purchased		1,517		1,186		1,950		412		-		-		175		230
Units redeemed		(3,721)		(4,256)		(7,074)		(2,300)		(287)		(169)		(2,887)		(1,102)

Ending units		29,071		31,275		49,169		54,293		1,191		1,478		22,933		25,645

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	$		$		$		$		$		$		$		$
	FAM2				FAMG2				FAMGP				FAMGS
	2024		2023		2024		2023		2024		2023		2024		2023
Investment activity*:
Net investment income (loss)		$5,166		5,292		2,111		2,089		3,230		3,677		2,236		2,396
Realized gain (loss) on investments		8,281		(540)		3,694		(916)		5,560		(1,673)		5,002		(5,075)
Change in unrealized gain (loss) on investments		13,497		40,304		18,071		40,744		56,993		104,359		21,452		53,437
Reinvested capital gains		2,997		5,304		3,747		-		10,151		-		4,300		-

Net increase (decrease) in contract owners’ equity resulting from operations		29,941		50,360		27,623		41,917		75,934		106,363		32,990		50,758

Equity transactions:

Purchase payments received from contract owners (note 4)		-		-		17		-		1,759		6,713		318		42,513
Transfers between funds		(550)		-		(8,110)		(1,619)		10,192		39,236		(24,958)		-
Redemptions (notes 2, 3, and 4)		(107,996)		(37,719)		(34,287)		(28,748)		(55,683)		(36,775)		(27,460)		(114,698)
Adjustments to maintain reserves		(20)		6		(16)		(1)		(39)		(11)		(25)		(59)

Net equity transactions		(108,566)		(37,713)		(42,396)		(30,368)		(43,771)		9,163		(52,125)		(72,244)

Net change in contract owners’ equity		(78,625)		12,647		(14,773)		11,549		32,163		115,526		(19,135)		(21,486)
Contract owners’ equity at beginning of period		475,756		463,109		307,864		296,315		838,537		723,011		357,105		378,591

Contract owners’ equity at end of period		$397,131		475,756		293,091		307,864		870,700		838,537		337,970		357,105

CHANGE IN UNITS:
Beginning units		21,157		22,968		14,033		15,578		25,349		25,078		12,373		15,488
Units purchased		-		-		-		-		333		1,678		13		1,633
Units redeemed		(4,682)		(1,811)		(1,835)		(1,545)		(1,596)		(1,407)		(1,690)		(4,748)

Ending units		16,475		21,157		12,198		14,033		24,086		25,349		10,696		12,373

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	$		$		$		$		$		$		$		$
	FAMP				FAMS				FB2				FBP
	2024		2023		2024		2023		2024		2023		2024		2023
Investment activity*:
Net investment income (loss)		$11,897		10,313		6,653		6,454		7,940		5,181		41,873		32,857
Realized gain (loss) on investments		4,033		(7,334)		6,909		(45)		8,936		(3,924)		142,534		(35,933)
Change in unrealized gain (loss) on investments		56,217		109,415		24,717		53,310		120,298		168,058		959,128		1,509,044
Reinvested capital gains		7,560		13,132		3,571		6,453		42,961		44,022		356,755		375,727

Net increase (decrease) in contract owners’ equity resulting from operations		79,707		125,526		41,850		66,172		180,135		213,337		1,500,290		1,881,695

Equity transactions:

Purchase payments received from contract owners (note 4)		125		-		-		-		16,201		42,057		1,819		31,888
Transfers between funds		(8,472)		208		-		(5,905)		12,140		(21,698)		(324,382)		(130,489)
Redemptions (notes 2, 3, and 4)		(63,822)		(137,815)		(76,786)		(74,205)		(62,897)		(92,107)		(1,083,443)		(529,909)
Adjustments to maintain reserves		(24)		(7)		(15)		(13)		(38)		(70)		(958)		(676)

Net equity transactions		(72,193)		(137,614)		(76,801)		(80,123)		(34,594)		(71,818)		(1,406,964)		(629,186)

Net change in contract owners’ equity		7,514		(12,088)		(34,951)		(13,951)		145,541		141,519		93,326		1,252,509
Contract owners’ equity at beginning of period		1,167,413		1,179,501		558,731		572,682		1,245,927		1,104,408		11,016,098		9,763,589

Contract owners’ equity at end of period		$1,174,927		1,167,413		523,780		558,731		1,391,468		1,245,927		11,109,424		11,016,098

CHANGE IN UNITS:
Beginning units		37,309		41,957		19,522		22,358		36,111		38,403		189,941		201,592
Units purchased		24		12		-		-		747		1,438		297		543
Units redeemed		(2,207)		(4,660)		(2,450)		(2,836)		(1,624)		(3,730)		(22,241)		(12,194)

Ending units		35,126		37,309		17,072		19,522		35,234		36,111		167,997		189,941

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	$		$		$		$		$		$		$		$
	FBS				FDCA2				FDCAS				FEI2
	2024		2023		2024		2023		2024		2023		2024		2023
Investment activity*:
Net investment income (loss)		$15,429		12,833		(15,451)		(11,683)		(3,873)		(2,491)		30,432		42,139
Realized gain (loss) on investments		30,042		(6,905)		20,324		(2,226)		5,172		1,649		69,834		(39,009)
Change in unrealized gain (loss) on investments		174,530		287,391		233,233		240,245		87,820		83,728		419,674		396,718
Reinvested capital gains		69,239		73,141		62,412		60,226		22,243		20,656		427,816		204,459

Net increase (decrease) in contract owners’ equity resulting from operations		289,240		366,460		300,518		286,562		111,362		103,542		947,756		604,307

Equity transactions:

Purchase payments received from contract owners (note 4)		5		-		2,018		1,015		1		-		157,312		108,544
Transfers between funds		(15,445)		(57,504)		(640)		(269)		(16)		(11)		(201,711)		(36,349)
Redemptions (notes 2, 3, and 4)		(302,632)		(94,383)		(95,410)		(71,811)		(15,459)		(19,957)		(945,347)		(595,267)
Adjustments to maintain reserves		(45)		(50)		(56)		(20)		(10,318)		(9,127)		(144)		(193)

Net equity transactions		(318,117)		(151,937)		(94,088)		(71,085)		(25,792)		(29,095)		(989,890)		(523,265)

Net change in contract owners’ equity		(28,877)		214,523		206,430		215,477		85,570		74,447		(42,134)		81,042
Contract owners’ equity at beginning of period		2,089,631		1,875,108		1,294,953		1,079,476		422,830		348,383		7,092,811		7,011,769

Contract owners’ equity at end of period		$2,060,754		2,089,631		1,501,383		1,294,953		508,400		422,830		7,050,677		7,092,811

CHANGE IN UNITS:
Beginning units		49,265		53,150		34,496		36,593		10,486		11,033		203,486		219,783
Units purchased		1		-		46		203		-		-		5,034		3,771
Units redeemed		(6,884)		(3,885)		(2,213)		(2,300)		(331)		(547)		(30,695)		(20,068)

Ending units		42,382		49,265		32,329		34,496		10,155		10,486		177,825		203,486

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	$		$		$		$		$		$		$		$
	FEIP				FEIS				FG2				FGI2
	2024		2023		2024		2023		2024		2023		2024		2023
Investment activity*:
Net investment income (loss)		$22,207		30,031		35,309		40,535		(98,176)		(79,628)		5,235		11,174
Realized gain (loss) on investments		56,769		(50,815)		32,085		(50,418)		301,362		(11,827)		56,889		3,343
Change in unrealized gain (loss) on investments		404,792		395,464		331,489		335,987		34,724		1,927,428		354,846		363,729
Reinvested capital gains		381,922		178,472		312,437		150,486		2,032,994		361,325		241,760		121,343

Net increase (decrease) in contract owners’ equity resulting from operations		865,690		553,152		711,320		476,590		2,270,904		2,197,298		658,730		499,589

Equity transactions:

Purchase payments received from contract owners (note 4)		5,994		123,863		1,550		112,159		36,408		49,089		4,307		3,920
Transfers between funds		(286,341)		(176,386)		(58,700)		(115,301)		(106,182)		227,899		(52,050)		(50,611)
Redemptions (notes 2, 3, and 4)		(346,618)		(704,613)		(685,560)		(715,648)		(1,170,018)		(772,500)		(278,854)		(200,481)
Adjustments to maintain reserves		(5,221)		60		(94)		(53)		(157)		(141)		(96)		(116)

Net equity transactions		(632,186)		(757,076)		(742,804)		(718,843)		(1,239,949)		(495,653)		(326,693)		(247,288)

Net change in contract owners’ equity		233,504		(203,924)		(31,484)		(242,253)		1,030,955		1,701,645		332,037		252,301
Contract owners’ equity at beginning of period		6,403,696		6,607,620		5,396,771		5,639,024		8,353,184		6,651,539		3,304,112		3,051,811

Contract owners’ equity at end of period		$6,637,200		6,403,696		5,365,287		5,396,771		9,384,139		8,353,184		3,636,149		3,304,112

CHANGE IN UNITS:
Beginning units		132,989		150,016		134,736		154,728		224,442		241,351		92,887		100,263
Units purchased		1,317		3,725		59		3,340		1,206		12,142		250		360
Units redeemed		(12,996)		(20,752)		(18,526)		(23,332)		(30,020)		(29,051)		(8,484)		(7,736)

Ending units		121,310		132,989		116,269		134,736		195,628		224,442		84,653		92,887

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	$		$		$		$		$		$		$		$
	FGIP				FGIS				FGP				FGS
	2024		2023		2024		2023		2024		2023		2024		2023
Investment activity*:
Net investment income (loss)		$-		-		743		647		(216,005)		(153,178)		(130,564)		(100,280)
Realized gain (loss) on investments		-		(6)		-		451		468,311		(7,879)		359,650		(7,624)
Change in unrealized gain (loss) on investments		(6)		15		5,828		2,190		205,786		3,169,309		171,417		2,802,539
Reinvested capital gains		-		2		3,594		1,495		3,313,871		570,326		2,867,808		496,024

Net increase (decrease) in contract owners’ equity resulting from operations		(6)		11		10,165		4,783		3,771,963		3,578,578		3,268,311		3,190,659

Equity transactions:

Purchase payments received from contract owners (note 4)		76		-		-		42,297		7,805		24,217		38		5,064
Transfers between funds		-		-		-		-		(494,219)		98,052		(255,172)		(277,652)
Redemptions (notes 2, 3, and 4)		(73)		(73)		-		(11,447)		(1,213,518)		(806,826)		(1,180,841)		(941,478)
Adjustments to maintain reserves		3		(168)		(10,165)		(74,843)		(102)		(189)		(103)		(130)

Net equity transactions		6		(241)		(10,165)		(43,993)		(1,700,034)		(684,746)		(1,436,078)		(1,214,196)

Net change in contract owners’ equity		-		(230)		-		(39,210)		2,071,929		2,893,832		1,832,233		1,976,463
Contract owners’ equity at beginning of period		-		230		-		39,210		13,637,280		10,743,448		11,691,069		9,714,606

Contract owners’ equity at end of period		$-		-		-		-		15,709,209		13,637,280		13,523,302		11,691,069

CHANGE IN UNITS:
Beginning units		-		-		-		-		168,282		178,119		159,379		178,954
Units purchased		-		-		-		-		1,123		2,688		56		236
Units redeemed		-		-		-		-		(18,556)		(12,525)		(16,590)		(19,811)

Ending units		-		-		-		-		150,849		168,282		142,845		159,379

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	$		$		$		$		$		$		$		$
	FHI2				FHIP				FHIS				FIGBP
	2024		2023		2024		2023		2024		2023		2024		2023
Investment activity*:
Net investment income (loss)		$47,868		59,342		158,612		151,963		74,696		79,366		96,718		65,402
Realized gain (loss) on investments		(16,715)		(7,120)		(3,912)		(27,524)		(4,063)		(10,020)		(19,364)		(34,733)
Change in unrealized gain (loss) on investments		44,976		61,087		108,291		188,696		53,904		85,138		(44,760)		199,951
Reinvested capital gains		-		-		-		-		-		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		76,129		113,309		262,991		313,135		124,537		154,484		32,594		230,620

Equity transactions:

Purchase payments received from contract owners (note 4)		1,847		2,250		2,416		6,714		1		2,144		3,130		20,604
Transfers between funds		(320,144)		3,175		(94,059)		(19,205)		3,701		(17,169)		93,623		(49,534)
Redemptions (notes 2, 3, and 4)		(126,211)		(82,674)		(329,230)		(306,496)		(289,484)		(91,986)		(695,926)		(431,328)
Adjustments to maintain reserves		(73)		(61)		236		2,254		(57)		(87)		1,620		2,203

Net equity transactions		(444,581)		(77,310)		(420,637)		(316,733)		(285,839)		(107,098)		(597,553)		(458,055)

Net change in contract owners’ equity		(368,452)		35,999		(157,646)		(3,598)		(161,302)		47,386		(564,959)		(227,435)
Contract owners’ equity at beginning of period		1,349,643		1,313,644		3,703,970		3,707,568		1,758,618		1,711,232		4,682,438		4,909,873

Contract owners’ equity at end of period		$981,191		1,349,643		3,546,324		3,703,970		1,597,316		1,758,618		4,117,479		4,682,438

CHANGE IN UNITS:
Beginning units		71,552		75,823		173,704		189,618		92,686		98,662		207,828		229,478
Units purchased		1,156		1,099		2,322		2,632		220		1,411		11,174		8,946
Units redeemed		(24,155)		(5,370)		(21,169)		(18,546)		(15,167)		(7,387)		(37,610)		(30,596)

Ending units		48,553		71,552		154,857		173,704		77,739		92,686		181,392		207,828

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	$		$		$		$		$		$		$		$
	FIP				FMC2				FMCP				FMMP
	2024		2023		2024		2023		2024		2023		2024		2023
Investment activity*:
Net investment income (loss)		$25,097		68,072		(1,741)		(17)		(16,004)		(14,143)		203,146		173,312
Realized gain (loss) on investments		1,668,130		1,701,401		-		(260)		80,509		38,663		-		-
Change in unrealized gain (loss) on investments		4,102,768		3,306,198		(41)		371		(3,360)		173,185		-		-
Reinvested capital gains		16,987		224,462		-		18		237,921		51,913		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		5,812,982		5,300,133		(1,782)		112		299,066		249,618		203,146		173,312

Equity transactions:

Purchase payments received from contract owners (note 4)		9,624		36,435		1,193		2		545		633		2,076,763		1,589,584
Transfers between funds		(238,605)		(43,584)		-		-		(27,123)		(23,260)		2,759,492		1,001,069
Redemptions (notes 2, 3, and 4)		(1,893,106)		(2,110,573)		-		(1,174)		(364,625)		(209,217)		(3,738,873)		(2,819,678)
Adjustments to maintain reserves		(413)		(1,767)		589		(762)		(26)		11		2,173		4,515

Net equity transactions		(2,122,500)		(2,119,489)		1,782		(1,934)		(391,229)		(231,833)		1,099,555		(224,510)

Net change in contract owners’ equity		3,690,482		3,180,644		-		(1,822)		(92,163)		17,785		1,302,701		(51,198)
Contract owners’ equity at beginning of period		25,700,292		22,519,648		-		1,822		1,950,011		1,932,226		4,876,488		4,927,686

Contract owners’ equity at end of period		$29,390,774		25,700,292		-		-		1,857,848		1,950,011		6,179,189		4,876,488

CHANGE IN UNITS:
Beginning units		430,817		471,124		-		-		17,579		19,785		387,191		408,246
Units purchased		233		2,997		-		-		113		21		404,355		263,665
Units redeemed		(31,447)		(43,304)		-		-		(3,248)		(2,227)		(314,917)		(284,720)

Ending units		399,603		430,817		-		-		14,444		17,579		476,629		387,191

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	$		$		$		$		$		$		$		$
	FO2				FOP				FOS				FV2
	2024		2023		2024		2023		2024		2023		2024		2023
Investment activity*:
Net investment income (loss)		$5,803		(3,934)		8,934		(16,112)		8,365		(1,363)		(69)		(409)
Realized gain (loss) on investments		23,366		1,917		64,667		13,933		21,357		3,867		3,947		(2,641)
Change in unrealized gain (loss) on investments		(41,431)		278,773		(104,754)		743,364		(38,903)		238,569		(5,500)		40,948
Reinvested capital gains		78,614		4,309		203,991		11,262		62,322		3,595		30,201		10,415

Net increase (decrease) in contract owners’ equity resulting from operations		66,352		281,065		172,838		752,447		53,141		244,668		28,579		48,313

Equity transactions:

Purchase payments received from contract owners (note 4)		2,945		6,145		1,639		19,884		253		2,871		1		2,085
Transfers between funds		183		(39,134)		(19,931)		(88,574)		(8,989)		(33,144)		3,091		196
Redemptions (notes 2, 3, and 4)		(132,429)		(74,717)		(326,767)		(353,753)		(165,912)		(115,903)		(45,293)		(45,272)
Adjustments to maintain reserves		(86)		(128)		556		867		(53)		(94)		(14)		1

Net equity transactions		(129,387)		(107,834)		(344,503)		(421,576)		(174,701)		(146,270)		(42,215)		(42,990)

Net change in contract owners’ equity		(63,035)		173,231		(171,665)		330,871		(121,560)		98,398		(13,636)		5,323
Contract owners’ equity at beginning of period		1,707,692		1,534,461		4,491,707		4,160,836		1,435,764		1,337,366		305,557		300,234

Contract owners’ equity at end of period		$1,644,657		1,707,692		4,320,042		4,491,707		1,314,204		1,435,764		291,921		305,557

CHANGE IN UNITS:
Beginning units		95,536		102,210		150,554		165,757		55,527		61,532		7,854		9,091
Units purchased		2,079		733		750		725		10		122		76		172
Units redeemed		(9,063)		(7,407)		(11,451)		(15,928)		(7,850)		(6,127)		(1,145)		(1,409)

Ending units		88,552		95,536		139,853		150,554		47,687		55,527		6,785		7,854

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	$		$		$		$		$		$		$		$
	FVS				FVSS				FVSS2				FTVFA2
	2024		2023		2024		2023		2024		2023		2024		2023
Investment activity*:
Net investment income (loss)		$163		441		(131)		231		(3,434)		(2,473)		3,575		930
Realized gain (loss) on investments		5,147		135		2,312		118		7,435		(13,365)		3,388		(1,206)
Change in unrealized gain (loss) on investments		(5,867)		23,222		(14,860)		26,308		(60,198)		140,619		24,618		39,909
Reinvested capital gains		17,295		6,419		28,841		7,259		130,425		33,518		-		6,143

Net increase (decrease) in contract owners’ equity resulting from operations		16,738		30,217		16,162		33,916		74,228		158,299		31,581		45,776

Equity transactions:

Purchase payments received from contract owners (note 4)		-		-		-		-		5,232		5,203		-		-
Transfers between funds		8		3		(7,035)		38,106		(16,976)		2,954		-		-
Redemptions (notes 2, 3, and 4)		(41,934)		(873)		(9,665)		(8,366)		(70,585)		(151,349)		(82,457)		(7,650)
Adjustments to maintain reserves		(8)		24		(12)		(34)		(46)		(225)		(19)		(34)

Net equity transactions		(41,934)		(846)		(16,712)		29,706		(82,375)		(143,417)		(82,476)		(7,684)

Net change in contract owners’ equity		(25,196)		29,371		(550)		63,622		(8,147)		14,882		(50,895)		38,092
Contract owners’ equity at beginning of period		192,710		163,339		203,819		140,197		941,280		926,398		387,304		349,212

Contract owners’ equity at end of period		$167,514		192,710		203,269		203,819		933,133		941,280		336,409		387,304

CHANGE IN UNITS:
Beginning units		4,552		4,574		3,918		3,230		20,409		23,921		21,870		22,342
Units purchased		-		-		9		911		212		1,103		2,849		-
Units redeemed		(959)		(22)		(318)		(223)		(1,950)		(4,615)		(7,277)		(472)

Ending units		3,593		4,552		3,609		3,918		18,671		20,409		17,442		21,870

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	$		$		$		$		$		$		$		$
	TIF				ACC2				ACEG2				AVCE2
	2024		2023		2024		2023		2024		2023		2024		2023
Investment activity*:
Net investment income (loss)		$772		1,258		8,107		8,935		(568)		(168)		(2,101)		(1,913)
Realized gain (loss) on investments		1,176		225		(1,164)		(27,275)		(1,526)		(2,406)		(433)		(12,033)
Change in unrealized gain (loss) on investments		(3,076)		8,314		116,225		(10,321)		6,726		7,307		38,727		58,560
Reinvested capital gains		-		-		154,265		239,226		-		365		25,416		6,019

Net increase (decrease) in contract owners’ equity resulting from operations		(1,128)		9,797		277,433		210,565		4,632		5,098		61,609		50,633

Equity transactions:

Purchase payments received from contract owners (note 4)		1		-		18,931		13,742		-		-		654		768
Transfers between funds		(6,671)		-		(13,695)		(29,178)		-		-		-		-
Redemptions (notes 2, 3, and 4)		(2,108)		(2,147)		(202,528)		(341,252)		(3,481)		(2,584)		(8,188)		(50,936)
Adjustments to maintain reserves		(12)		(31)		(116)		(122)		(921)		(468)		(31)		(8)

Net equity transactions		(8,790)		(2,178)		(197,408)		(356,810)		(4,402)		(3,052)		(7,565)		(50,176)

Net change in contract owners’ equity		(9,918)		7,619		80,025		(146,245)		230		2,046		54,044		457
Contract owners’ equity at beginning of period		58,064		50,445		2,133,134		2,279,379		16,662		14,616		264,905		264,448

Contract owners’ equity at end of period		$48,146		58,064		2,213,159		2,133,134		16,892		16,662		318,949		264,905

CHANGE IN UNITS:
Beginning units		2,828		2,941		53,631		63,766		-		-		9,497		11,623
Units purchased		-		-		456		857		-		-		20		30
Units redeemed		(438)		(113)		(5,108)		(10,992)		-		-		(274)		(2,156)

Ending units		2,390		2,828		48,979		53,631		-		-		9,243		9,497

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	$		$		$		$		$		$		$		$
	AVGI				AVIE2				AVMCCI				OVAG
	2024		2023		2024		2023		2024		2023		2024		2023
Investment activity*:
Net investment income (loss)		$(521)		(368)		(6)		(551)		(890)		(1,010)		(206)		(167)
Realized gain (loss) on investments		17		(298)		593		(756)		(613)		(9,027)		(3)		(66)
Change in unrealized gain (loss) on investments		19,020		21,208		(233)		8,731		14,976		24,128		3,993		2,007
Reinvested capital gains		12,253		2,844		152		36		2,707		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		30,769		23,386		506		7,460		16,180		14,091		3,784		1,774

Equity transactions:

Purchase payments received from contract owners (note 4)		-		-		5		-		17		3,632		-		-
Transfers between funds		-		-		-		-		(1,476)		(2,080)		-		-
Redemptions (notes 2, 3, and 4)		(4,217)		(458)		(22,759)		(7,643)		(2,849)		(26,754)		(113)		(108)
Adjustments to maintain reserves		(7)		(19)		(17)		30		(7)		3		-		(4)

Net equity transactions		(4,224)		(477)		(22,771)		(7,613)		(4,315)		(25,199)		(113)		(112)

Net change in contract owners’ equity		26,545		22,909		(22,265)		(153)		11,865		(11,108)		3,671		1,662
Contract owners’ equity at beginning of period		129,007		106,098		48,350		48,503		105,628		116,736		16,583		14,921

Contract owners’ equity at end of period		$155,552		129,007		26,085		48,350		117,493		105,628		20,254		16,583

CHANGE IN UNITS:
Beginning units		4,314		4,330		1,545		1,807		3,015		3,774		1,252		1,261
Units purchased		-		-		-		-		-		117		-		-
Units redeemed		(126)		(16)		(689)		(262)		(117)		(876)		(7)		(9)

Ending units		4,188		4,314		856		1,545		2,898		3,015		1,245		1,252

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	$		$		$		$		$		$		$		$
	OVAG2				OVGS				OVGSS				OVSB
	2024		2023		2024		2023		2024		2023		2024		2023
Investment activity*:
Net investment income (loss)		$(943)		(846)		(2,014)		(1,311)		(19,983)		(19,573)		1,158		(803)
Realized gain (loss) on investments		(1,070)		(10,408)		1,695		(1,504)		4,304		(19,472)		1,224		167
Change in unrealized gain (loss) on investments		19,386		20,153		14,732		28,348		145,948		348,534		(1,002)		5,964
Reinvested capital gains		-		-		10,633		18,306		109,448		202,254		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		17,373		8,899		25,046		43,839		239,717		511,743		1,380		5,328

Equity transactions:

Purchase payments received from contract owners (note 4)		-		7,801		5		3,632		2,546		2,590		178		184
Transfers between funds		164		(2)		(1,221)		(316)		(197,852)		(20,883)		(6,931)		277
Redemptions (notes 2, 3, and 4)		(3,343)		(29,053)		(11,777)		(6,974)		(61,026)		(360,717)		(6,559)		(12,848)
Adjustments to maintain reserves		(14)		3		(22)		(8)		692		(1,815)		(12)		(16)

Net equity transactions		(3,193)		(21,251)		(13,015)		(3,666)		(255,640)		(380,825)		(13,324)		(12,403)

Net change in contract owners’ equity		14,180		(12,352)		12,031		40,173		(15,923)		130,918		(11,944)		(7,075)
Contract owners’ equity at beginning of period		76,818		89,170		172,580		132,407		1,865,018		1,734,100		70,012		77,087

Contract owners’ equity at end of period		$90,998		76,818		184,611		172,580		1,849,095		1,865,018		58,068		70,012

CHANGE IN UNITS:
Beginning units		5,851		7,587		3,633		3,715		41,061		50,961		6,703		7,950
Units purchased		393		867		7		94		86		88		223		51
Units redeemed		(590)		(2,603)		(255)		(176)		(5,637)		(9,988)		(1,480)		(1,298)

Ending units		5,654		5,851		3,385		3,633		35,510		41,061		5,446		6,703

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	$		$		$		$		$		$		$		$
	OVSBS				OVSC				OVSCS				WRASP
	2024		2023		2024		2023		2024		2023		2024		2023
Investment activity*:
Net investment income (loss)		$20,355		(16,230)		(5,384)		370		(4,086)		(408)		2,151		2,333
Realized gain (loss) on investments		12,554		2,597		593		(3,036)		1,078		(18,388)		(310)		(6,582)
Change in unrealized gain (loss) on investments		(11,068)		117,532		39,785		70,182		32,748		46,355		14,068		29,889
Reinvested capital gains		-		-		17,952		-		13,892		-		9,395		-

Net increase (decrease) in contract owners’ equity resulting from operations		21,841		103,899		52,946		67,516		43,632		27,559		25,304		25,640

Equity transactions:

Purchase payments received from contract owners (note 4)		4,897		5,625		1,653		1,703		1,091		7,981		1		-
Transfers between funds		(6,486)		(10,800)		(16)		(23)		177,547		4,461		218		28,683
Redemptions (notes 2, 3, and 4)		(152,713)		(195,432)		(10,279)		(17,731)		(34,381)		(91,556)		(4,303)		(29,893)
Adjustments to maintain reserves		(99)		(105)		(7)		(18)		(17)		(8)		(28)		(26)

Net equity transactions		(154,401)		(200,712)		(8,649)		(16,069)		144,240		(79,122)		(4,112)		(1,236)

Net change in contract owners’ equity		(132,560)		(96,813)		44,297		51,447		187,872		(51,563)		21,192		24,404
Contract owners’ equity at beginning of period		1,427,808		1,524,621		463,689		412,242		198,259		249,822		225,484		201,080

Contract owners’ equity at end of period		$1,295,248		1,427,808		507,986		463,689		386,131		198,259		246,676		225,484

CHANGE IN UNITS:
Beginning units		75,235		86,280		8,055		8,368		6,287		9,256		10,377		10,433
Units purchased		1,627		935		27		33		5,917		530		16		1,437
Units redeemed		(9,607)		(11,980)		(164)		(346)		(1,292)		(3,499)		(189)		(1,493)

Ending units		67,255		75,235		7,918		8,055		10,912		6,287		10,204		10,377

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	$		$		$		$		$		$		$		$
	M2IGSS				MMCGSC				MNDSC				MVFSC
	2024		2023		2024		2023		2024		2023		2024		2023
Investment activity*:
Net investment income (loss)		$(14,365)		(13,502)		(17,275)		(15,628)		(7,957)		(9,064)		5,667		5,183
Realized gain (loss) on investments		2,169		(20,333)		564		(32,812)		(75,832)		(88,888)		(9,116)		(14,494)
Change in unrealized gain (loss) on investments		72,583		211,625		92,117		270,435		119,708		192,439		36,871		(4,950)
Reinvested capital gains		123,904		62,479		107,051		20,709		-		-		136,484		123,325

Net increase (decrease) in contract owners’ equity resulting from operations		184,291		240,269		182,457		242,704		35,919		94,487		169,906		109,064

Equity transactions:

Purchase payments received from contract owners (note 4)		76,038		2,844		10,601		9,549		2,354		359		809		1,185
Transfers between funds		(7,536)		(5,196)		(205)		(12,068)		(77,059)		759		(59,091)		1,878
Redemptions (notes 2, 3, and 4)		(99,199)		(117,023)		(126,954)		(144,861)		(78,739)		(123,467)		(131,135)		(145,919)
Adjustments to maintain reserves		(58)		(32)		(86)		(46)		(54)		(47)		(285)		(2,512)

Net equity transactions		(30,755)		(119,407)		(116,644)		(147,426)		(153,498)		(122,396)		(189,702)		(145,368)

Net change in contract owners’ equity		153,536		120,862		65,813		95,278		(117,579)		(27,909)		(19,796)		(36,304)
Contract owners’ equity at beginning of period		1,266,672		1,145,810		1,427,332		1,332,054		793,100		821,009		1,804,920		1,841,224

Contract owners’ equity at end of period		$1,420,208		1,266,672		1,493,145		1,427,332		675,521		793,100		1,785,124		1,804,920

CHANGE IN UNITS:
Beginning units		49,009		54,198		42,918		48,006		19,310		22,554		42,552		46,069
Units purchased		2,710		712		427		515		73		207		64		496
Units redeemed		(3,772)		(5,901)		(3,586)		(5,603)		(3,725)		(3,451)		(4,371)		(4,013)

Ending units		47,947		49,009		39,759		42,918		15,658		19,310		38,245		42,552

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	$		$		$		$		$		$		$		$
	MVIVSC				GBF				GEM2				GVAAA2
	2024		2023		2024		2023		2024		2023		2024		2023
Investment activity*:
Net investment income (loss)		$279		(2,537)		53,845		37,618		1,463		2,252		(30,118)		(34,033)
Realized gain (loss) on investments		(6,788)		(1,324)		(145,218)		(86,633)		2,417		(1,031)		67,588		51,184
Change in unrealized gain (loss) on investments		7,494		37,313		101,458		135,528		22,748		15,041		272,169		50,019
Reinvested capital gains		16,045		34,138		-		-		-		-		91,504		335,393

Net increase (decrease) in contract owners’ equity resulting from operations		17,030		67,590		10,085		86,513		26,628		16,262		401,143		402,563

Equity transactions:

Purchase payments received from contract owners (note 4)		2,729		8,268		33,426		11,106		1,420		391		2,739		3,477
Transfers between funds		(112,469)		(2,450)		488,701		10,779		(6,763)		(3,463)		14,846		43,046
Redemptions (notes 2, 3, and 4)		(37,620)		(27,798)		(672,707)		(401,490)		(43,345)		(61,851)		(1,266,170)		(431,517)
Adjustments to maintain reserves		(29)		(4)		(134)		(3,316)		(70)		(110)		(75)		(79)

Net equity transactions		(147,389)		(21,984)		(150,714)		(382,921)		(48,758)		(65,033)		(1,248,660)		(385,073)

Net change in contract owners’ equity		(130,359)		45,606		(140,629)		(296,408)		(22,130)		(48,771)		(847,517)		17,490
Contract owners’ equity at beginning of period		475,870		430,264		2,432,106		2,728,514		522,860		571,631		3,388,860		3,371,370

Contract owners’ equity at end of period		$345,511		475,870		2,291,477		2,432,106		500,730		522,860		2,541,343		3,388,860

CHANGE IN UNITS:
Beginning units		18,262		19,188		174,464		203,093		21,828		24,531		133,616		150,543
Units purchased		252		763		58,808		6,389		189		229		635		3,206
Units redeemed		(5,940)		(1,689)		(68,701)		(35,018)		(2,123)		(2,932)		(46,696)		(20,133)

Ending units		12,574		18,262		164,571		174,464		19,894		21,828		87,555		133,616

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	$		$		$		$		$		$		$		$
	GVABD2				GVAGG2				GVAGI2				GVAGR2
	2024		2023		2024		2023		2024		2023		2024		2023
Investment activity*:
Net investment income (loss)		$(4,141)		(4,510)		(11,972)		(12,488)		(8,272)		(6,185)		(49,793)		(47,491)
Realized gain (loss) on investments		(2,864)		(862)		66,979		1,372		5,852		2,297		513,631		183,128
Change in unrealized gain (loss) on investments		4,160		18,157		31,625		115,956		117,525		86,017		566,446		724,313
Reinvested capital gains		-		-		54,210		119,404		40,571		52,547		144,763		493,129

Net increase (decrease) in contract owners’ equity resulting from operations		(2,845)		12,785		140,842		224,244		155,676		134,676		1,175,047		1,353,079

Equity transactions:

Purchase payments received from contract owners (note 4)		648		16,225		3		-		650		624		167,661		58,201
Transfers between funds		(48,195)		27,602		(119,666)		2,505		(6,636)		60,762		(247,310)		(350,898)
Redemptions (notes 2, 3, and 4)		(19,433)		(16,440)		(401,853)		(29,278)		(15,022)		(25,138)		(1,629,000)		(344,271)
Adjustments to maintain reserves		(26)		(2)		(54)		(67)		(38)		(22)		(170)		(115)

Net equity transactions		(67,006)		27,385		(521,570)		(26,840)		(21,046)		36,226		(1,708,819)		(637,083)

Net change in contract owners’ equity		(69,851)		40,170		(380,728)		197,404		134,630		170,902		(533,772)		715,996
Contract owners’ equity at beginning of period		395,646		355,476		1,288,849		1,091,445		701,264		530,362		4,748,173		4,032,177

Contract owners’ equity at end of period		$325,795		395,646		908,121		1,288,849		835,894		701,264		4,214,401		4,748,173

CHANGE IN UNITS:
Beginning units		33,125		30,730		37,976		38,864		22,807		21,463		101,791		117,930
Units purchased		1,138		3,739		301		668		27		2,270		5,427		2,080
Units redeemed		(7,340)		(1,344)		(14,591)		(1,556)		(639)		(926)		(37,507)		(18,219)

Ending units		26,923		33,125		23,686		37,976		22,195		22,807		69,711		101,791

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	$		$		$		$		$		$		$		$
	GVDMA				GVDMC				GVEX1				GVEX2
	2024		2023		2024		2023		2024		2023		2024		2023
Investment activity*:
Net investment income (loss)		$(124,497)		(140,513)		(38,929)		(43,003)		(17,952)		(4,287)		(18,767)		6,112
Realized gain (loss) on investments		(1,043,182)		(356,804)		(111,787)		(210,008)		(1,176,245)		(1,591,118)		(1,168,132)		(2,551,740)
Change in unrealized gain (loss) on investments		2,238,261		2,151,835		313,055		577,960		2,021,052		2,396,205		2,894,357		4,079,781
Reinvested capital gains		-		130,914		-		-		2,776		4,567		6,156		8,819

Net increase (decrease) in contract owners’ equity resulting from operations		1,070,582		1,785,432		162,339		324,949		829,631		805,367		1,713,614		1,542,972

Equity transactions:

Purchase payments received from contract owners (note 4)		4,927		133,714		33,591		34,516		68		29,139		86,306		67,552
Transfers between funds		(2,690)		(606,182)		(68,395)		(57,764)		(221,691)		(299,115)		283,331		(39,920)
Redemptions (notes 2, 3, and 4)		(3,001,793)		(1,435,878)		(693,030)		(498,535)		(346,741)		(303,613)		(546,353)		(816,628)
Adjustments to maintain reserves		(111)		(113)		(73)		(71)		(98)		(100)		(148)		(135)

Net equity transactions		(2,999,667)		(1,908,459)		(727,907)		(521,854)		(568,462)		(573,689)		(176,864)		(789,131)

Net change in contract owners’ equity		(1,929,085)		(123,027)		(565,568)		(196,905)		261,169		231,678		1,536,750		753,841
Contract owners’ equity at beginning of period		11,400,336		11,523,363		3,402,307		3,599,212		3,822,525		3,590,847		7,471,861		6,718,020

Contract owners’ equity at end of period		$9,471,251		11,400,336		2,836,739		3,402,307		4,083,694		3,822,525		9,008,611		7,471,861

CHANGE IN UNITS:
Beginning units		380,171		450,289		168,799		195,852		227,100		265,006		441,361		494,190
Units purchased		1,250		4,681		26,507		2,070		4,897		1,794		22,886		13,282
Units redeemed		(96,067)		(74,799)		(63,088)		(29,123)		(34,791)		(39,700)		(31,928)		(66,111)

Ending units		285,354		380,171		132,218		168,799		197,206		227,100		432,319		441,361

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	$		$		$		$		$		$		$		$
	GVIDA				GVIDC				GVIDM				HIBF
	2024		2023		2024		2023		2024		2023		2024		2023
Investment activity*:
Net investment income (loss)		$(30,312)		(24,307)		(29,118)		(29,907)		(172,963)		(182,040)		289		2,226
Realized gain (loss) on investments		(12,136)		(150,468)		(23,821)		(43,008)		(918,761)		(1,347,761)		(182)		(78)
Change in unrealized gain (loss) on investments		296,125		500,482		116,250		229,736		2,159,826		3,357,973		480		2,487
Reinvested capital gains		-		24,405		-		-		-		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		253,677		350,112		63,311		156,821		1,068,102		1,828,172		587		4,635

Equity transactions:

Purchase payments received from contract owners (note 4)		2,512		5,363		7,481		5,987		230,595		79,189		-		-
Transfers between funds		578,477		-		(15,035)		(12,759)		(731,427)		(33,462)		(30,807)		7,398
Redemptions (notes 2, 3, and 4)		(44,268)		(386,623)		(231,028)		(200,115)		(1,723,734)		(2,024,595)		(6,704)		(2,744)
Adjustments to maintain reserves		(68)		(71)		(48)		(77)		(145)		(142)		(5)		2

Net equity transactions		536,653		(381,331)		(238,630)		(206,964)		(2,224,711)		(1,979,010)		(37,516)		4,656

Net change in contract owners’ equity		790,330		(31,219)		(175,319)		(50,143)		(1,156,609)		(150,838)		(36,929)		9,291
Contract owners’ equity at beginning of period		2,092,410		2,123,629		2,436,993		2,487,136		14,740,972		14,891,810		46,350		37,059

Contract owners’ equity at end of period		$2,882,740		2,092,410		2,261,674		2,436,993		13,584,363		14,740,972		9,421		46,350

CHANGE IN UNITS:
Beginning units		63,521		75,973		153,549		166,889		599,654		687,571		3,547		3,174
Units purchased		18,344		180		3,493		439		17,390		3,416		-		597
Units redeemed		(1,268)		(12,632)		(18,128)		(13,779)		(106,891)		(91,333)		(2,860)		(224)

Ending units		80,597		63,521		138,914		153,549		510,153		599,654		687		3,547

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	$		$		$		$		$		$		$		$
	MCIF				MCIF2				NVAMV2				NVAMVZ
	2024		2023		2024		2023		2024		2023		2024		2023
Investment activity*:
Net investment income (loss)		$(198)		597		(38,574)		4,554		168		158		7,546		8,920
Realized gain (loss) on investments		(5,183)		(4,875)		(1,029,852)		(890,809)		(48)		(230)		94,053		36,498
Change in unrealized gain (loss) on investments		33,547		36,734		2,351,939		2,383,768		1,786		574		10,462		(15,317)
Reinvested capital gains		19,343		19,503		898,872		970,869		2,350		1,692		129,186		101,607

Net increase (decrease) in contract owners’ equity resulting from operations		47,509		51,959		2,182,385		2,468,382		4,256		2,194		241,247		131,708

Equity transactions:

Purchase payments received from contract owners (note 4)		164		149		11,111		9,502		1		-		4,867		6,666
Transfers between funds		(1,886)		(344)		(398,801)		(252,170)		-		-		(211,889)		2,781
Redemptions (notes 2, 3, and 4)		(25,286)		(12,166)		(1,784,232)		(1,006,218)		(1,815)		(1,612)		(92,003)		(137,949)
Adjustments to maintain reserves		(17)		59		(230)		(249)		(3)		17		1,293		3,195

Net equity transactions		(27,025)		(12,302)		(2,172,152)		(1,249,135)		(1,817)		(1,595)		(297,732)		(125,307)

Net change in contract owners’ equity		20,484		39,657		10,233		1,219,247		2,439		599		(56,485)		6,401
Contract owners’ equity at beginning of period		397,551		357,894		18,960,912		17,741,665		30,880		30,281		1,863,584		1,857,183

Contract owners’ equity at end of period		$418,035		397,551		18,971,145		18,960,912		33,319		30,880		1,807,099		1,863,584

CHANGE IN UNITS:
Beginning units		7,489		7,740		386,917		415,148		712		752		112,404		120,573
Units purchased		4		22		977		1,785		-		-		480		983
Units redeemed		(475)		(273)		(43,166)		(30,016)		(37)		(40)		(17,059)		(9,152)

Ending units		7,018		7,489		344,728		386,917		675		712		95,825		112,404

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	$		$		$		$		$		$		$		$
	NVCBD1				NVCBD2				NVCCA2				NVCCN2
	2024		2023		2024		2023		2024		2023		2024		2023
Investment activity*:
Net investment income (loss)		$193		154		8,908		8,413		(8,439)		(7,211)		(2,409)		(2,467)
Realized gain (loss) on investments		(4)		(140)		(947)		(922)		669		(228)		1,127		(1,156)
Change in unrealized gain (loss) on investments		(168)		253		(7,697)		10,025		76,884		48,875		10,996		15,851
Reinvested capital gains		-		-		-		-		6,938		46,672		-		5,125

Net increase (decrease) in contract owners’ equity resulting from operations		21		267		264		17,516		76,052		88,108		9,714		17,353

Equity transactions:

Purchase payments received from contract owners (note 4)		641		629		-		-		1		-		-		-
Transfers between funds		-		-		(1,554)		14,454		-		-		-		-
Redemptions (notes 2, 3, and 4)		-		(1,288)		(10,069)		(11,497)		(636)		(627)		(18,217)		(19,381)
Adjustments to maintain reserves		(4)		(2)		(21)		(24)		(7)		8		(7)		8

Net equity transactions		637		(661)		(11,644)		2,933		(642)		(619)		(18,224)		(19,373)

Net change in contract owners’ equity		658		(394)		(11,380)		20,449		75,410		87,489		(8,510)		(2,020)
Contract owners’ equity at beginning of period		8,353		8,747		461,084		440,635		677,210		589,721		238,553		240,573

Contract owners’ equity at end of period		$9,011		8,353		449,704		461,084		752,620		677,210		230,043		238,553

CHANGE IN UNITS:
Beginning units		650		708		36,588		36,352		33,321		33,354		16,741		18,209
Units purchased		50		51		135		1,188		-		-		-		-
Units redeemed		-		(109)		(1,093)		(952)		(29)		(33)		(1,241)		(1,468)

Ending units		700		650		35,630		36,588		33,292		33,321		15,500		16,741

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	$		$		$		$		$		$		$		$
	NVCMA2				NVCMC2				NVCMD2				NVCRA2
	2024		2023		2024		2023		2024		2023		2024		2023
Investment activity*:
Net investment income (loss)		$(553)		(470)		(3,754)		(3,412)		(18,445)		(17,544)		(1,959)		(1,379)
Realized gain (loss) on investments		151		29		1,410		(1,666)		(11,510)		(10,949)		307		48
Change in unrealized gain (loss) on investments		5,365		4,362		18,363		16,554		151,082		123,525		26,155		18,132
Reinvested capital gains		838		2,781		394		12,988		21,133		97,832		2,108		8,915

Net increase (decrease) in contract owners’ equity resulting from operations		5,801		6,702		16,413		24,464		142,260		192,864		26,611		25,716

Equity transactions:

Purchase payments received from contract owners (note 4)		-		-		-		127		1,976		1,973		3,000		28,000
Transfers between funds		-		-		39,015		(13,606)		-		-		-		-
Redemptions (notes 2, 3, and 4)		(589)		(506)		(15,502)		(13,735)		(153,596)		(62,604)		-		-
Adjustments to maintain reserves		(7)		(17)		(8)		8		(24)		18		(7)		7

Net equity transactions		(596)		(523)		23,505		(27,206)		(151,644)		(60,613)		2,993		28,007

Net change in contract owners’ equity		5,205		6,179		39,918		(2,742)		(9,384)		132,251		29,604		53,723
Contract owners’ equity at beginning of period		46,694		40,515		257,673		260,415		1,577,533		1,445,282		185,529		131,806

Contract owners’ equity at end of period		$51,899		46,694		297,591		257,673		1,568,149		1,577,533		215,133		185,529

CHANGE IN UNITS:
Beginning units		2,155		2,179		16,080		17,868		82,697		86,050		7,953		6,691
Units purchased		-		-		2,304		8		96		110		118		1,262
Units redeemed		(25)		(24)		(906)		(1,796)		(7,757)		(3,463)		-		-

Ending units		2,130		2,155		17,478		16,080		75,036		82,697		8,071		7,953

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	$		$		$		$		$		$		$		$
	NVCRB2				NVDBL2				NVDCA2				NVIE6
	2024		2023		2024		2023		2024		2023		2024		2023
Investment activity*:
Net investment income (loss)		$(6,222)		(5,584)		(6,043)		(6,343)		(79)		(93)		780		915
Realized gain (loss) on investments		2,279		(822)		(16,702)		(13,721)		(660)		(1,241)		635		(237)
Change in unrealized gain (loss) on investments		44,494		40,001		56,152		85,504		1,360		2,465		4,330		9,869
Reinvested capital gains		4,848		27,340		-		-		-		7		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		45,399		60,935		33,407		65,440		621		1,138		5,745		10,547

Equity transactions:

Purchase payments received from contract owners (note 4)		3		19,080		1		-		1		-		-		-
Transfers between funds		-		32,728		(15,446)		(25,345)		127		42		3,386		-
Redemptions (notes 2, 3, and 4)		(27,336)		(40,875)		(111,760)		(26,356)		(2,289)		(2,503)		(8,638)		(2,460)
Adjustments to maintain reserves		(17)		(12)		(16)		(23)		(6)		(32)		(7)		(5)

Net equity transactions		(27,350)		10,921		(127,221)		(51,724)		(2,167)		(2,493)		(5,259)		(2,465)

Net change in contract owners’ equity		18,049		71,856		(93,814)		13,716		(1,546)		(1,355)		486		8,082
Contract owners’ equity at beginning of period		567,163		495,307		596,812		583,096		7,602		8,957		61,088		53,006

Contract owners’ equity at end of period		$585,212		567,163		502,998		596,812		6,056		7,602		61,574		61,088

CHANGE IN UNITS:
Beginning units		31,699		31,079		28,474		31,090		286		386		4,648		4,856
Units purchased		-		3,036		-		-		5		2		224		-
Units redeemed		(1,438)		(2,416)		(5,954)		(2,616)		(81)		(102)		(622)		(208)

Ending units		30,261		31,699		22,520		28,474		210		286		4,250		4,648

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	$		$		$		$		$		$		$		$
	NVLCP2				NVMIG6				NVMIVX				NVMIVZ
	2024		2023		2024		2023		2024		2023		2024		2023
Investment activity*:
Net investment income (loss)		$9,017		11,895		(523)		198		1,480		427		12,412		3,584
Realized gain (loss) on investments		287		(1,134)		318		22		46		20		2,054		1,372
Change in unrealized gain (loss) on investments		(4,805)		15,842		(1,440)		7,462		(607)		3,064		(8,392)		31,755
Reinvested capital gains		-		-		-		-		-		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		4,499		26,603		(1,645)		7,682		919		3,511		6,074		36,711

Equity transactions:

Purchase payments received from contract owners (note 4)		1		95		17		(10)		-		-		21,629		3,600
Transfers between funds		-		148,457		1,415		1,539		-		-		99		(6,670)
Redemptions (notes 2, 3, and 4)		(37,371)		(7,137)		(3,421)		(3,341)		-		-		(11,908)		(15,636)
Adjustments to maintain reserves		(17)		(13)		(8)		(12)		(4)		(1)		2,222		(1,124)

Net equity transactions		(37,387)		141,402		(1,997)		(1,824)		(4)		(1)		12,042		(19,830)

Net change in contract owners’ equity		(32,888)		168,005		(3,642)		5,858		915		3,510		18,116		16,881
Contract owners’ equity at beginning of period		467,998		299,993		60,605		54,747		27,854		24,344		287,472		270,591

Contract owners’ equity at end of period		$435,110		467,998		56,963		60,605		28,769		27,854		305,588		287,472

CHANGE IN UNITS:
Beginning units		32,835		22,381		4,253		4,394		2,034		2,034		21,115		22,526
Units purchased		-		11,258		112		188		-		-		1,495		284
Units redeemed		(2,533)		(804)		(256)		(329)		-		-		(833)		(1,695)

Ending units		30,302		32,835		4,109		4,253		2,034		2,034		21,777		21,115

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	$		$		$		$		$		$		$		$
	NVMLG2				NVMMG2				NVMMV2				NVNMO2
	2024		2023		2024		2023		2024		2023		2024		2023
Investment activity*:
Net investment income (loss)		$(2,143)		7,240		(1,364)		(1,131)		(281)		1,019		(535)		(375)
Realized gain (loss) on investments		701		(2,558)		(587)		(824)		(6,564)		(1,710)		389		(18)
Change in unrealized gain (loss) on investments		75,734		29,648		22,379		21,516		20,574		(16,535)		(13,663)		9,652
Reinvested capital gains		43,393		8,544		-		-		4,360		33,764		29,609		5,364

Net increase (decrease) in contract owners’ equity resulting from operations		117,685		42,874		20,428		19,561		18,089		16,538		15,800		14,623

Equity transactions:

Purchase payments received from contract owners (note 4)		4		-		-		-		17		-		-		-
Transfers between funds		303,774		32,166		(6,387)		6,121		(13,158)		47		2,229		-
Redemptions (notes 2, 3, and 4)		(22,433)		(7,432)		(3,852)		(2,159)		(39,547)		(7,439)		(3,446)		(2,847)
Adjustments to maintain reserves		(12)		4		(13)		(9)		(7)		(7)		(3)		(14)

Net equity transactions		281,333		24,738		(10,252)		3,953		(52,695)		(7,399)		(1,220)		(2,861)

Net change in contract owners’ equity		399,018		67,612		10,176		23,514		(34,606)		9,139		14,580		11,762
Contract owners’ equity at beginning of period		192,018		124,406		125,254		101,740		237,856		228,717		79,100		67,338

Contract owners’ equity at end of period		$591,036		192,018		135,430		125,254		203,250		237,856		93,680		79,100

CHANGE IN UNITS:
Beginning units		3,907		3,375		4,749		4,599		8,166		8,437		2,565		2,665
Units purchased		6,153		764		-		239		-		126		66		-
Units redeemed		(429)		(232)		(358)		(89)		(1,748)		(397)		(99)		(100)

Ending units		9,631		3,907		4,391		4,749		6,418		8,166		2,532		2,565

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	$		$		$		$		$		$		$		$
	NVNSR1				NVNSR2				NVOLG1				NVOLG2
	2024		2023		2024		2023		2024		2023		2024		2023
Investment activity*:
Net investment income (loss)		$(224)		(184)		(183)		(131)		(101,857)		14,918		(46,911)		50,988
Realized gain (loss) on investments		9		(433)		(8)		(14)		2,182,003		826,040		1,694,172		250,987
Change in unrealized gain (loss) on investments		(1,636)		1,729		(1,187)		1,322		7,480,792		8,114,678		6,592,764		7,470,624
Reinvested capital gains		4,019		3,055		2,916		2,217		-		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		2,168		4,167		1,538		3,394		9,560,938		8,955,636		8,240,025		7,772,599

Equity transactions:

Purchase payments received from contract owners (note 4)		-		-		-		-		13,615		70,603		72,128		398,663
Transfers between funds		-		25,345		-		-		(1,390,672)		(482,098)		(845,914)		(612,620)
Redemptions (notes 2, 3, and 4)		-		(11,615)		-		-		(4,073,473)		(3,888,121)		(3,812,616)		(3,303,712)
Adjustments to maintain reserves		(2)		(8)		(2)		(6)		(710)		8,958		(2,444)		(9,496)

Net equity transactions		(2)		13,722		(2)		(6)		(5,451,240)		(4,290,658)		(4,588,846)		(3,527,165)

Net change in contract owners’ equity		2,166		17,889		1,536		3,388		4,109,698		4,664,978		3,651,179		4,245,434
Contract owners’ equity at beginning of period		28,719		10,830		20,817		17,429		47,034,284		42,369,306		40,874,313		36,628,879

Contract owners’ equity at end of period		$30,885		28,719		22,353		20,817		51,143,982		47,034,284		44,525,492		40,874,313

CHANGE IN UNITS:
Beginning units		978		447		717		717		833,080		917,154		717,481		786,128
Units purchased		-		978		-		-		279		8,260		1,161		8,726
Units redeemed		-		(447)		-		-		(85,407)		(92,334)		(74,006)		(77,373)

Ending units		978		978		717		717		747,952		833,080		644,636		717,481

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	$		$		$		$		$		$		$		$
	NVRE2				NVSTB2				NVTIV3				SAM
	2024		2023		2024		2023		2024		2023		2024		2023
Investment activity*:
Net investment income (loss)		$5,836		5,064		1,284		1,194		131		38		348,739		332,113
Realized gain (loss) on investments		(9,161)		(89,357)		169		(26)		24		12		-		-
Change in unrealized gain (loss) on investments		50,570		129,053		746		732		(70)		285		-		-
Reinvested capital gains		-		12,679		-		-		-		-		-		1

Net increase (decrease) in contract owners’ equity resulting from operations		47,245		57,439		2,199		1,900		85		335		348,739		332,114

Equity transactions:

Purchase payments received from contract owners (note 4)		3,765		4,307		-		3,900		-		-		1,715,782		546,460
Transfers between funds		(26,167)		(306,701)		51,164		6,530		-		-		2,931,211		2,856,676
Redemptions (notes 2, 3, and 4)		(47,282)		(59,344)		(52,438)		(792)		(142)		(130)		(5,062,253)		(3,787,852)
Adjustments to maintain reserves		(63)		(76)		(6)		(5)		(1)		(3)		(127)		443

Net equity transactions		(69,747)		(361,814)		(1,280)		9,633		(143)		(133)		(415,387)		(384,273)

Net change in contract owners’ equity		(22,502)		(304,375)		919		11,533		(58)		202		(66,648)		(52,159)
Contract owners’ equity at beginning of period		552,025		856,400		46,576		35,043		2,561		2,359		9,493,841		9,546,000

Contract owners’ equity at end of period		$529,523		552,025		47,495		46,576		2,503		2,561		9,427,193		9,493,841

CHANGE IN UNITS:
Beginning units		28,314		48,707		4,350		3,434		129		136		924,287		963,681
Units purchased		211		376		4,645		995		-		-		612,610		438,767
Units redeemed		(3,868)		(20,769)		(4,727)		(79)		(7)		(7)		(652,818)		(478,161)

Ending units		24,657		28,314		4,268		4,350		122		129		884,079		924,287

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	$		$		$		$		$		$		$		$
	SCF				SCF2				SCGF2				SCVF
	2024		2023		2024		2023		2024		2023		2024		2023
Investment activity*:
Net investment income (loss)		$(3,161)		(1,455)		(9,529)		(6,536)		(4,351)		(4,146)		(179)		(361)
Realized gain (loss) on investments		(713)		(1,633)		(37,801)		(13,499)		10,906		(5,388)		(135)		(1,440)
Change in unrealized gain (loss) on investments		33,816		40,007		109,307		120,741		62,557		66,313		2,732		7,281
Reinvested capital gains		10,504		1,816		27,759		5,796		-		-		495		2,441

Net increase (decrease) in contract owners’ equity resulting from operations		40,446		38,735		89,736		106,502		69,112		56,779		2,913		7,921

Equity transactions:

Purchase payments received from contract owners (note 4)		133		99		1,440		324		83,393		211		3		-
Transfers between funds		(11)		7		(123,617)		5,651		(13,515)		(8,045)		(199)		387
Redemptions (notes 2, 3, and 4)		(2,898)		(2,510)		(60,393)		(31,811)		(93,774)		(39,053)		(2,495)		(8,707)
Adjustments to maintain reserves		(17)		(54)		(120)		(862)		(60)		(90)		(6)		(40)

Net equity transactions		(2,793)		(2,458)		(182,690)		(26,698)		(23,956)		(46,977)		(2,697)		(8,360)

Net change in contract owners’ equity		37,653		36,277		(92,954)		79,804		45,156		9,802		216		(439)
Contract owners’ equity at beginning of period		340,004		303,727		952,877		873,073		375,781		365,979		53,922		54,361

Contract owners’ equity at end of period		$377,657		340,004		859,923		952,877		420,937		375,781		54,138		53,922

CHANGE IN UNITS:
Beginning units		6,526		6,579		19,257		19,778		12,114		13,667		1,258		1,474
Units purchased		2		2		85		279		2,673		670		2		10
Units redeemed		(54)		(55)		(3,761)		(800)		(3,475)		(2,223)		(62)		(226)

Ending units		6,474		6,526		15,581		19,257		11,312		12,114		1,198		1,258

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	$		$		$		$		$		$		$		$
	SCVF2				TRF2				AMSRS				PMVEBD
	2024		2023		2024		2023		2024		2023		2024		2023
Investment activity*:
Net investment income (loss)		$(4,215)		(7,399)		(82)		(47)		(1,175)		(989)		172		126
Realized gain (loss) on investments		(6,186)		(15,341)		(158)		(866)		2,845		11,253		(20)		(56)
Change in unrealized gain (loss) on investments		42,421		94,853		2,166		819		22,523		19,201		47		204
Reinvested capital gains		7,581		39,011		969		2,226		7,173		2,003		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		39,601		111,124		2,895		2,132		31,366		31,468		199		274

Equity transactions:

Purchase payments received from contract owners (note 4)		3,754		3,936		61		7,860		9		-		-		-
Transfers between funds		3,792		14,014		-		(13,574)		-		(20,611)		189		364
Redemptions (notes 2, 3, and 4)		(93,290)		(68,234)		(1,189)		(1,905)		(5,766)		(14,393)		(127)		(112)
Adjustments to maintain reserves		(71)		(91)		(8)		8		(15)		13		(4)		(5)

Net equity transactions		(85,815)		(50,375)		(1,136)		(7,611)		(5,772)		(34,991)		58		247

Net change in contract owners’ equity		(46,214)		60,749		1,759		(5,479)		25,594		(3,523)		257		521
Contract owners’ equity at beginning of period		800,932		740,183		24,923		30,402		132,584		136,107		2,965		2,444

Contract owners’ equity at end of period		$754,718		800,932		26,682		24,923		158,178		132,584		3,222		2,965

CHANGE IN UNITS:
Beginning units		21,930		23,371		831		1,077		2,913		3,766		259		235
Units purchased		293		705		2		278		-		-		18		40
Units redeemed		(2,563)		(2,146)		(39)		(524)		(126)		(853)		(12)		(16)

Ending units		19,660		21,930		794		831		2,787		2,913		265		259

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	$		$		$		$		$		$		$		$
	PMVFAD				PMVLAD				PVEIB				PVGOB
	2024		2023		2024		2023		2024		2023		2024		2023
Investment activity*:
Net investment income (loss)		$550		369		21,406		16,831		(220)		608		(4,403)		(3,287)
Realized gain (loss) on investments		(101)		(1,374)		(2,408)		(2,649)		1,109		(152)		9,644		3,120
Change in unrealized gain (loss) on investments		(1,540)		2,109		5,577		11,045		12,609		6,761		81,693		98,209
Reinvested capital gains		-		-		-		-		5,215		4,627		16,217		4,078

Net increase (decrease) in contract owners’ equity resulting from operations		(1,091)		1,104		24,575		25,227		18,713		11,844		103,151		102,120

Equity transactions:

Purchase payments received from contract owners (note 4)		-		-		76,681		300		6,746		14,176		5,362		12,661
Transfers between funds		-		-		4,053		(2,110)		15,872		3,711		(246)		15,818
Redemptions (notes 2, 3, and 4)		-		(2,524)		(28,003)		(23,887)		(6,102)		(2,490)		(27,400)		(33,479)
Adjustments to maintain reserves		(3)		6		(32)		(18)		(10)		(19)		(46)		4

Net equity transactions		(3)		(2,518)		52,699		(25,715)		16,506		15,378		(22,330)		(4,996)

Net change in contract owners’ equity		(1,094)		(1,414)		77,274		(488)		35,219		27,222		80,821		97,124
Contract owners’ equity at beginning of period		24,596		26,010		677,489		677,977		102,438		75,216		340,733		243,609

Contract owners’ equity at end of period		$23,502		24,596		754,763		677,489		137,657		102,438		421,554		340,733

CHANGE IN UNITS:
Beginning units		2,326		2,590		58,571		60,843		5,436		4,557		11,394		11,640
Units purchased		-		-		6,910		27		1,045		1,270		369		1,407
Units redeemed		-		(264)		(2,416)		(2,299)		(281)		(391)		(1,073)		(1,653)

Ending units		2,326		2,326		63,065		58,571		6,200		5,436		10,690		11,394

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	$		$		$		$		$		$		$		$
	PVTIGB				PVTSCB				VWHA				VWHAS
	2024		2023		2024		2023		2024		2023		2024		2023
Investment activity*:
Net investment income (loss)		$345		(355)		1		(117)		10		(10)		2,291		2,838
Realized gain (loss) on investments		195		66		(17)		(1,495)		71		(191)		2,332		140,300
Change in unrealized gain (loss) on investments		83		5,340		69		2,342		(99)		(238)		(7,524)		(155,352)
Reinvested capital gains		-		-		480		1,761		-		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		623		5,051		533		2,491		(18)		(439)		(2,901)		(12,214)

Equity transactions:

Purchase payments received from contract owners (note 4)		-		-		-		-		-		-		2,680		480
Transfers between funds		(311)		-		(381)		(2,973)		-		-		-		(3,271)
Redemptions (notes 2, 3, and 4)		(378)		(404)		(218)		(3,405)		(167)		(4,868)		(109,899)		(59,276)
Adjustments to maintain reserves		(9)		(21)		(4)		(18)		(2)		3		(3)		(5)

Net equity transactions		(698)		(425)		(603)		(6,396)		(169)		(4,865)		(107,222)		(62,072)

Net change in contract owners’ equity		(75)		4,626		(70)		(3,905)		(187)		(5,304)		(110,123)		(74,286)
Contract owners’ equity at beginning of period		34,263		29,637		10,423		14,328		761		6,065		192,282		266,568

Contract owners’ equity at end of period		$34,188		34,263		10,353		10,423		574		761		82,159		192,282

CHANGE IN UNITS:
Beginning units		1,623		1,643		239		409		88		662		23,150		30,524
Units purchased		-		-		-		2		-		-		318		35,992
Units redeemed		(31)		(20)		(13)		(172)		(19)		(574)		(13,147)		(43,366)

Ending units		1,592		1,623		226		239		69		88		10,321		23,150

* For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the two-year period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2024, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-7 (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on July 22, 1994. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Separate Account.

(b) The Contracts

The Separate Account offers variable annuity insurance benefits intended to serve the long-term saving needs of investors. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized. Contract features are described in the applicable prospectus.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following:

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class B (ALVGIB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B (ALVPGB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class B (ALVSVB)

ALLSPRING GLOBAL INVESTMENTS

Allspring Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)

BLACKROCK FUNDS

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Stock Index Fund, Inc.: Service Shares (DSIFS)*

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)

BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares (DVMCSS)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

EATON VANCE FUNDS

Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Service Shares (FHIBS)

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares (FQBS)

Federated Hermes Insurance Series - Federated Hermes Kaufmann Fund II: Primary Shares (FVK2)

Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares (FVU2S)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 (FAM2)

Fidelity Variable Insurance Products Fund - VIP Asset Manager Growth Portfolio: Service Class 2 (FAMG2)

Fidelity Variable Insurance Products Fund - VIP Asset Manager Growth Portfolio: Initial Class (FAMGP)

Fidelity Variable Insurance Products Fund - VIP Asset Manager Growth Portfolio: Service Class (FAMGS)

Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)

Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class (FAMS)

Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)

Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Initial Class (FBP)

Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class (FBS)

Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 (FDCA2)

Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class (FDCAS)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 (FEI2)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)

Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)

Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Initial Class (FGIP)*

Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class (FGIS)*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 (FHI2)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class (FHIS)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class (FIGBP)

Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class (FIP)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 (FMC2)*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Initial Class (FMCP)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)*

Fidelity Variable Insurance Products Fund - VIP Government Money Market Portfolio: Initial Class (FMMP)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 (FO2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class (FOP)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)

Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 (FV2)

Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class (FVS)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 (FTVRDI)*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 (TIF)

INVESCO INVESTMENTS

Invesco - Invesco V.I. Comstock Fund: Series II Shares (ACC2)

Invesco - Invesco V.I. American Franchise Fund: Series II Shares (ACEG2)

Invesco - Invesco V.I. Core Equity Fund: Series II Shares (AVCE2)

Invesco - Invesco V.I. Core Equity Fund: Series I Shares (AVGI)

Invesco - Invesco V.I. EQV International Equity Fund: Series II Shares (AVIE2)

Invesco - Invesco V.I. Main Street Mid Cap Fund: Series I Shares (AVMCCI)

Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)

Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II (OVAG2)

Invesco - Invesco V.I. Main Street Fund: Series II (OVGIS)*

Invesco - Invesco V.I. Global Fund: Series I (OVGS)

Invesco - Invesco V.I. Global Fund: Series II (OVGSS)

Invesco Oppenheimer V.I. International Growth Fund: Series II (OVIGS)*

Invesco - Invesco V.I. Global Strategic Income Fund: Series I (OVSB)

Invesco - Invesco V.I. Global Strategic Income Fund: Series II (OVSBS)

Invesco - Invesco V.I. Main Street Small Cap Fund: Series I (OVSC)

Invesco - Invesco V.I. Main Street Small Cap Fund: Series II (OVSCS)

IVY INVESTMENTS

Ivy Variable Insurance Portfolios - Macquarie VIP Asset Strategy Series: Service Class (WRASP)

LAZARD FUNDS

Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)*

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class (M2IGSS)

MFS(R) Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class (MMCGSC)

MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)

MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)

MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)

NATIONWIDE FUNDS

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II (GEM2)

Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (GVAAA2)

Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II (GVABD2)

Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II (GVAGG2)

Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II (GVAGI2)

Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II (GVAGR2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class II (GVEX2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (HIBF)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II (MCIF2)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)*

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class II (NVAMV2)

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class Z (NVAMVZ)

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II (NVCBD2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II (NVCCA2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II (NVCCN2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II (NVCMA2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II (NVCMC2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II (NVCMD2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II (NVCRA2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II (NVCRB2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class II (NVLCP2)

Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class II (NVMIG6)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z (NVMIVZ)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II (NVMLG2)

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II (NVMMG2)

Nationwide Variable Insurance Trust - NVIT Victory Mid Cap Value Fund: Class II (NVMMV2)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Core Fund: Class II (NVNMO2)

Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class I (NVNSR1)

Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class II (NVNSR2)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class II (NVOLG2)

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II (NVRE2)

Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class II (NVSTB2)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II (SCF2)

Nationwide Variable Insurance Trust - NVIT Invesco Small Cap Growth Fund: Class I (SCGF)*

Nationwide Variable Insurance Trust - NVIT Invesco Small Cap Growth Fund: Class II (SCGF2)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II (TRF2)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)

PIMCO FUNDS

PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class (PMVEBD)

PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Advisor Class (PMVFAD)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class (PMVLAD)

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (PVEIB)

Putnam Variable Trust - Putnam VT Large Cap Growth Fund: Class IB (PVGOB)

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)

Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB (PVTSCB)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (VWHA)

VanEck VIP Trust - VanEck VIP Global Resources Fund: Class S (VWHAS)

*	At December 31, 2024, contract owners were not invested in this fund.

Unless listed below, the financial statements presented are as of December 31, 2024 and for each of the years in the two-year period ended December 31, 2024. There were no inceptions for the year ended December 31, 2024. There were no inceptions for the year ended December 31, 2023.

There were no subaccount mergers for the one-year period ending December 31, 2024.

For the one-year period ended December 31, 2024, the following subaccount name changes occurred:

Subaccount Abbreviation	Current Legal Name	Prior Legal Name	Effective Date
WRASP	Ivy Variable Insurance Portfolios - Macquarie VIP Asset Strategy Series: Service Class	Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II	5/1/2024

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2024 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the Separate Account financial statements include an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to the payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 6%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Adjustments to Maintain reserves (ATM)

Adjustments to Maintain reserves primarily represent timing related adjustments absorbed by the general account in order to maintain appropriate contract owner account balances.

(h) Segment Disclosures

In this reporting period, each subaccount within the Separate Account adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the financial position or the results of operations for the subaccounts of the Separate Account. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The subaccounts have acted as single reportable segments and the CODM is Product Development. The CODM assesses subaccount performance including investment results reflected in the net increase (decrease) in contract owners’ equity resulting from operations as reported in the Statements of Operations as well as investment income ratios, and total return, within the financial highlights of the notes to the financial statements.

(i) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued, and no subsequent events have occurred requiring accrual or disclosure.

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

(2) Expenses

The Separate Account assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the contract and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each contract are described in detail in the applicable prospectus. Maximum variable account charges for contracts offered through the Separate Account range from 1.30% to 3.65%.

Contract Charges
Recurring Variable Account Charges - assessed through a reduction in unit values	Equal, on an annualized basis, to 0.95% - 1.40% of the daily value of the allocations to the underlying fund options
Contract Maintenance Charge - assessed through a redemption of units	Up to $30 annually
Contingent Deferred Sales Charge - assessed on the amount of purchase payment surrendered	0.00% - 7.00%
Maximum Contingent Deferred Sales Charge Period	7 years
Rider Charges - annualized and assessed through either a reduction in unit value or the redemption of units
Reduced Purchase Payment Option	0.25%
Five Year CDSC Option	0.15%
CDSC Waiver Options	0.05% - 0.15%
One-Year Enhanced Death Benefit Option	0.15%
Greater of One-Year or 5% Enhanced Death Benefit Option	0.20%
One-Year Step Up Death Benefit Option	0.05%
5% Enhanced Death Benefit Option	0.10%
Guaranteed Minimum Income Benefit Option 1	0.45%
Guaranteed Minimum Income Benefit Option 2	0.30%
Extra Value Option (EV)	0.45%
Beneficiary Protector Option	0.40%
Capital Preservation Plus Option	0.50%

(3) Annuity Benefits

Annuity benefit proceeds result in a redemption of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account.

(4) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Separate Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Separate Account at the direction of the contract owner. For the years ended December 31, 2024 and 2023, total transfers to the Separate Account from the fixed account were $1,128,073 and $725,073, respectively, and total transfers from the Separate Account to the fixed account were $1,614,440 and $807,092, respectively. Transfers from the Separate Account to the fixed account are included in redemptions, and transfers to the Separate Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

(5) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

• Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

• Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, Secured Overnight Financing Rate, prime rates, cash flows, maturity dates, callability, estimated prepayments and/or underlying collateral values.

• Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The investments used by all subaccounts are mutual funds and are valued using daily Net Asset Values (NAVs), which are deemed to approximate fair values. As such, all funds are classified as Level 1 investments.

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2024 are as follows:

Subaccount Abbreviation*	Purchases of Investments	Sales of Investments
ALVGIB	$82,106	$122,634
ALVIVB	3,924	6,876
ALVPGB	178,299	282,981
ALVSVB	106,595	268,634
WFVSCG	2,694	17,901
MLVGA3	114,137	326,448
DSIF	61,389	138,635
DSRG	1,422	3,152
DVMCSS	6,184	5,754
DVSCS	8,375	58,496
ETVFR	2,698	4,313
FHIBS	63,160	140,355
FQB	41,450	70,506
FQBS	58,202	130,499
FVK2	1,801	10,529
FVU2S	6,636	36,499
FAM2	12,291	112,674
FAMG2	8,910	45,433
FAMGP	35,790	66,140
FAMGS	10,135	55,700
FAMP	36,301	89,013
FAMS	15,909	82,471
FB2	94,170	77,824
FBP	557,467	1,564,844
FBS	105,543	338,946
FDCA2	63,833	110,905
FDCAS	23,031	20,135
FEI2	658,646	1,190,144
FEIP	555,641	778,485
FEIS	405,499	800,463
FG2	2,075,192	1,380,164
FGI2	291,522	371,122
FGIS	4,337	-
FGP	3,389,931	1,991,997
FGS	2,870,212	1,568,943
FHI2	75,778	472,417
FHIP	251,978	514,239
FHIS	95,410	306,496
FIGBP	388,088	890,543
FIP	375,155	2,455,159
FMCP	261,339	430,624
FMMP	3,827,985	2,527,457
FO2	113,567	158,450
FOP	285,579	417,712

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

FOS	84,203	188,164
FV2	36,712	48,782
FVS	19,233	43,703
FVSS	31,242	19,233
FVSS2	145,053	100,389
FTVFA2	8,307	87,189
TIF	1,336	9,343
ACC2	205,758	240,679
ACEG2	-	4,049
AVCE2	27,341	11,560
AVGI	13,273	5,757
AVIE2	623	23,231
AVMCCI	3,083	5,575
OVAG	-	319
OVAG2	5,861	9,983
OVGS	11,020	15,395
OVGSS	110,884	277,800
OVSB	4,061	16,215
OVSBS	53,608	187,556
OVSC	17,952	14,025
OVSCS	200,574	46,511
WRASP	14,382	6,921
M2IGSS	200,953	122,112
MMCGSC	114,024	140,805
MNDSC	1,768	163,169
MVFSC	164,179	211,445
MVIVSC	27,051	158,088
GBF	887,773	984,507
GEM2	9,697	56,923
GVAAA2	107,135	1,294,334
GVABD2	12,555	83,677
GVAGG2	64,018	543,296
GVAGI2	40,712	29,421
GVAGR2	306,954	1,920,633
GVDMA	4,652	3,128,706
GVDMC	5,284	772,047
GVEX1	117,784	701,324
GVEX2	499,674	689,001
GVIDA	578,287	71,878
GVIDC	174	267,874
GVIDM	64,234	2,461,763
HIBF	538	37,760
MCIF	23,776	31,640
MCIF2	1,064,035	2,375,658
NVAMV2	2,870	2,166
NVAMVZ	162,284	324,577
NVCBD1	919	86
NVCBD2	14,499	17,214
NVCCA2	6,938	9,074
NVCCN2	-	20,625
NVCMA2	838	1,143
NVCMC2	39,379	19,227
NVCMD2	21,290	170,222
NVCRA2	4,975	1,826
NVCRB2	4,848	33,555
NVDBL2	-	133,249
NVDCA2	48	2,288
NVIE6	4,777	9,248
NVLCP2	13,817	42,171
NVMIG6	1,173	3,686

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

NVMIVX	1,798	318
NVMIVZ	36,507	14,274
NVMLG2	350,689	28,094
NVMMG2	13	11,616
NVMMV2	6,602	55,210
NVNMO2	32,133	4,275
NVNSR1	4,102	307
NVNSR2	2,955	221
NVOLG1	597,527	6,149,918
NVOLG2	424,643	5,057,955
NVRE2	14,038	77,886
NVSTB2	53,079	53,069
NVTIV3	157	168
SAM	3,061,893	3,128,415
SCF	10,943	6,377
SCF2	29,029	193,369
SCGF2	85,762	114,010
SCVF	970	3,346
SCVF2	18,897	101,274
TRF2	1,227	1,468
AMSRS	7,506	7,265
PMVEBD	320	86
PMVFAD	784	234
PMVLAD	108,923	34,786
PVEIB	29,022	7,510
PVGOB	28,327	38,797
PVTIGB	751	1,095
PVTSCB	579	698
VWHA	16	173
VWHAS	6,477	111,404

* Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

(6) Financial Highlights

The Company offers several variable annuity products through the Separate Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2024, and the investment income ratio and total return for each of the periods in the five-year period ended December 31, 2024. The information is presented as a value or range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a value or range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented. Contract Owners’ Equity presented below may not agree to the Contract Owners’ Equity presented in the Statements of Changes in Contract Owners’ Equity due to reserves for annuity contracts in payout.

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class B (ALVGIB)
2024	0.95%	to	1.60%	36,745	$44.54	to	$38.31	$1,572,834	1.25%	11.69%	to	10.95%
2023	0.95%	to	1.60%	39,169	39.88	to	34.53	1,501,536	1.27%	10.66%	to	9.94%
2022	0.95%	to	1.60%	40,853	36.04	to	31.41	1,417,165	1.12%	-5.33%	to	-5.95%
2021	0.95%	to	1.60%	44,313	38.06	to	33.40	1,626,921	0.62%	26.62%	to	25.79%
2020	0.95%	to	1.65%	52,616	30.06	to	26.29	1,527,739	1.32%	1.50%	to	0.78%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)
2024	0.95%	to	1.80%	7,915	21.23	to	17.43	158,390	2.31%	3.81%	to	2.91%
2023	0.95%	to	1.80%	8,149	20.45	to	16.94	157,492	0.65%	13.74%	to	12.77%
2022	0.95%	to	1.80%	9,537	17.98	to	15.02	162,527	4.00%	-14.61%	to	-15.34%
2021	0.95%	to	1.80%	10,287	21.06	to	17.74	205,778	1.65%	9.80%	to	8.86%
2020	0.95%	to	1.80%	11,035	19.18	to	16.30	201,855	1.55%	1.24%	to	0.37%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B (ALVPGB)
2024	0.95%	to	1.60%	24,889	71.17	to	61.22	1,676,500	0.00%	23.76%	to	22.94%
2023	0.95%	to	1.60%	27,623	57.51	to	49.80	1,501,915	0.00%	33.51%	to	32.64%
2022	0.95%	to	1.60%	28,528	43.07	to	37.54	1,165,206	0.00%	-29.36%	to	-29.83%
2021	0.95%	to	1.60%	28,442	60.98	to	53.50	1,648,320	0.00%	27.43%	to	26.59%
2020	0.95%	to	1.60%	29,668	47.86	to	42.26	1,353,878	0.00%	33.86%	to	32.99%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class B (ALVSVB)
2024	0.95%	to	1.85%	32,791	58.46	to	47.45	1,815,372	0.62%	8.67%	to	7.68%
2023	0.95%	to	1.85%	37,208	53.80	to	44.06	1,907,708	0.81%	15.76%	to	14.71%
2022	0.95%	to	1.85%	39,773	46.48	to	38.41	1,764,176	0.81%	-16.62%	to	-17.37%
2021	0.95%	to	1.80%	46,237	55.74	to	46.96	2,466,927	0.60%	34.32%	to	33.17%
2020	0.95%	to	1.80%	51,694	41.50	to	35.27	2,056,575	0.77%	2.07%	to	1.20%
Allspring Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)
2024	0.95%	to	1.20%	564	50.12	to	48.17	28,213	0.00%	17.57%	to	17.27%
2023	0.95%	to	1.20%	865	42.63	to	41.08	36,844	0.00%	3.12%	to	2.86%
2022	0.95%	to	1.20%	1,062	41.34	to	39.93	43,719	0.00%	-35.04%	to	-35.21%
2021	0.95%	to	1.20%	1,100	63.64	to	61.63	69,745	0.00%	6.62%	to	6.35%
2020	0.95%	to	1.20%	1,042	59.69	to	57.96	61,974	0.00%	56.29%	to	55.89%
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)
2024	0.95%	to	1.55%	51,359	23.89	to	21.73	1,185,133	1.27%	7.89%	to	7.23%
2023	0.95%	to	1.55%	64,421	22.15	to	20.26	1,385,472	2.53%	11.42%	to	10.75%
2022	0.95%	to	1.55%	67,175	19.88	to	18.29	1,297,822	0.00%	-16.87%	to	-17.37%
2021	0.95%	to	1.55%	71,047	23.91	to	22.14	1,655,364	0.82%	5.40%	to	4.77%
2020	0.95%	to	1.55%	74,605	22.69	to	21.13	1,652,395	1.33%	19.56%	to	18.84%
BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)
2024	0.95%	to	1.50%	10,721	66.76	to	58.87	695,117	1.16%	23.47%	to	22.78%
2023	0.95%	to	1.50%	12,741	54.07	to	47.95	669,483	1.43%	24.74%	to	24.05%
2022	0.95%	to	1.50%	13,103	43.34	to	38.65	552,506	1.34%	-19.09%	to	-19.54%
2021	0.95%	to	1.50%	13,617	53.57	to	48.04	709,983	1.13%	27.19%	to	26.49%
2020	0.95%	to	1.50%	15,045	42.12	to	37.98	617,599	1.58%	16.89%	to	16.24%
BNY Mellon Stock Index Fund, Inc.: Service Shares (DSIFS)
2020	0.95%	to	1.60%	45,422	45.52	to	40.52	2,006,711	1.31%	16.59%	to	15.83%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)
2024	1.10%			2,513	52.56			132,111	0.52%	23.51%
2023	1.10%			2,552	42.56			108,601	0.73%	22.46%
2022	1.10%			2,781	34.75			96,640	0.52%	-23.72%
2021	1.10%			2,819	45.56			128,467	0.74%	25.60%
2020	1.10%			2,835	36.27			102,827	1.07%	22.78%
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares (DVMCSS)
2024	0.95%	to	1.35%	7,177	19.93	to	19.08	142,052	0.59%	11.26%	to	10.81%

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2023	0.95%	to	1.35%	7,242	17.91	to	17.22	128,883	0.53%	16.87%	to	16.40%
2022	0.95%	to	1.35%	6,663	15.33	to	14.80	101,608	0.44%	-15.10%	to	-15.44%
2021	0.95%	to	1.20%	6,514	18.05	to	17.70	117,061	0.33%	24.37%	to	24.05%
2020	0.95%	to	1.15%	4,714	14.51	to	14.32	68,030	0.40%	6.82%	to	6.61%
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)
2024	0.95%	to	1.35%	3,499	56.72	to	51.77	192,086	1.19%	6.93%	to	6.49%
2023	0.95%	to	1.35%	4,525	53.04	to	48.61	232,685	1.07%	14.29%	to	13.83%
2022	0.95%	to	1.35%	4,769	46.41	to	42.70	214,830	0.91%	-17.44%	to	-17.77%
2021	0.95%	to	1.35%	4,867	56.21	to	51.93	265,906	0.66%	24.95%	to	24.44%
2020	0.95%	to	1.35%	5,045	44.99	to	41.73	220,997	1.10%	9.59%	to	9.14%
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)
2024	0.95%	to	1.15%	1,987	13.27	to	12.99	26,226	7.91%	6.65%	to	6.44%
2023	0.95%	to	1.15%	2,260	12.44	to	12.20	27,976	8.17%	10.16%	to	9.94%
2022	0.95%	to	1.15%	4,603	11.30	to	11.10	51,874	4.74%	-3.66%	to	-3.85%
2021	0.95%	to	1.15%	3,181	11.73	to	11.55	37,178	2.90%	2.64%	to	2.43%
2020	0.95%	to	1.15%	2,946	11.42	to	11.27	33,547	3.31%	1.03%	to	0.83%
Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Service Shares (FHIBS)
2024	0.95%	to	1.85%	32,545	32.28	to	26.20	998,442	5.48%	4.84%	to	3.88%
2023	0.95%	to	1.85%	36,442	30.79	to	25.22	1,072,130	5.61%	11.40%	to	10.40%
2022	0.95%	to	1.85%	38,575	27.64	to	22.85	1,021,514	5.91%	-12.76%	to	-13.55%
2021	0.95%	to	1.75%	49,109	31.68	to	26.96	1,487,958	4.93%	3.45%	to	2.62%
2020	0.95%	to	1.75%	57,677	30.62	to	26.28	1,699,074	5.91%	4.46%	to	3.61%
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)
2024	0.95%	to	1.35%	29,071	18.47	to	16.86	520,193	3.01%	2.89%	to	2.48%
2023	0.95%	to	1.55%	31,275	17.95	to	15.75	544,505	2.69%	5.13%	to	4.50%
2022	0.95%	to	1.55%	34,345	17.08	to	15.07	568,740	2.66%	-10.14%	to	-10.68%
2021	0.95%	to	1.55%	35,481	19.00	to	16.87	655,492	3.07%	-2.33%	to	-2.92%
2020	0.95%	to	1.55%	51,603	19.46	to	17.38	975,371	2.72%	7.09%	to	6.44%
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares (FQBS)
2024	0.95%	to	1.85%	49,169	17.67	to	14.36	836,404	2.86%	2.63%	to	1.69%
2023	0.95%	to	1.85%	54,293	17.21	to	14.12	901,537	2.37%	4.85%	to	3.90%
2022	0.95%	to	1.85%	56,181	16.42	to	13.60	889,241	2.35%	-10.31%	to	-11.13%
2021	0.95%	to	1.85%	62,978	18.31	to	15.30	1,116,386	2.34%	-2.60%	to	-3.48%
2020	0.95%	to	1.85%	69,014	18.79	to	15.85	1,255,763	2.60%	6.84%	to	5.86%
Federated Hermes Insurance Series - Federated Hermes Kaufmann Fund II: Primary Shares (FVK2)
2024	0.95%	to	1.20%	1,191	38.04	to	36.64	44,218	0.88%	15.93%	to	15.64%
2023	0.95%	to	1.20%	1,478	32.81	to	31.69	47,426	0.00%	14.14%	to	13.85%
2022	0.95%	to	1.20%	1,647	28.75	to	27.83	46,436	0.00%	-30.75%	to	-30.93%
2021	0.95%	to	1.20%	1,672	41.52	to	40.29	68,226	0.00%	1.54%	to	1.28%
2020	0.95%	to	1.20%	1,694	40.89	to	39.79	68,141	0.00%	27.57%	to	27.25%
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares (FVU2S)
2024	0.95%	to	1.40%	22,933	13.15	to	12.77	299,594	2.00%	14.31%	to	13.78%
2023	0.95%	to	1.40%	25,645	11.50	to	11.22	293,366	1.57%	7.30%	to	6.82%
2022	0.95%	to	1.40%	26,517	10.72	to	10.51	282,984	0.00%	-14.81%	to	-15.20%
2021	0.95%	to	1.40%	33,920	12.58	to	12.39	425,111	1.56%	17.13%	to	16.60%
2020	0.95%	to	1.40%	34,289	10.74	to	10.63	367,308	2.27%	-0.25%	to	-0.70%
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 (FAM2)
2024	0.95%	to	1.45%	16,475	24.37	to	21.51	397,131	2.25%	7.20%	to	6.66%
2023	0.95%	to	1.45%	21,157	22.73	to	20.17	475,756	2.11%	11.59%	to	11.02%
2022	0.95%	to	1.45%	22,968	20.37	to	18.16	463,109	1.94%	-15.96%	to	-16.38%
2021	0.95%	to	1.45%	23,458	24.24	to	21.72	562,781	1.41%	8.64%	to	8.09%
2020	0.95%	to	1.45%	23,975	22.31	to	20.10	529,761	1.16%	13.45%	to	12.87%
Fidelity Variable Insurance Products Fund - VIP Asset Manager Growth Portfolio: Service Class 2 (FAMG2)
2024	0.95%	to	1.45%	12,198	24.20	to	21.36	293,091	1.67%	9.50%	to	8.94%
2023	0.95%	to	1.45%	14,033	22.10	to	19.61	307,864	1.68%	14.95%	to	14.37%
2022	0.95%	to	1.60%	15,578	19.23	to	16.56	296,315	1.61%	-17.83%	to	-18.37%
2021	0.95%	to	1.60%	19,825	23.40	to	20.29	459,187	1.21%	12.61%	to	11.87%
2020	0.95%	to	1.60%	20,260	20.78	to	18.14	416,879	0.90%	15.84%	to	15.08%
Fidelity Variable Insurance Products Fund - VIP Asset Manager Growth Portfolio: Initial Class (FAMGP)
2024	1.30%	to	1.50%	24,086	37.11	to	30.10	870,700	1.77%	9.36%	to	9.14%
2023	1.30%	to	1.50%	25,349	33.94	to	27.58	838,537	1.86%	14.86%	to	14.63%
2022	1.30%	to	1.50%	25,078	29.55	to	24.06	723,011	1.76%	-17.96%	to	-18.12%
2021	1.30%	to	1.50%	27,471	36.01	to	29.39	966,565	1.36%	12.48%	to	12.25%
2020	1.30%	to	1.50%	31,233	32.02	to	26.18	977,695	1.17%	15.74%	to	15.51%

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity Variable Insurance Products Fund - VIP Asset Manager Growth Portfolio: Service Class (FAMGS)
2024	0.95%	to	1.25%	10,696	32.22	to	25.16	337,970	1.63%	9.67%	to	9.34%
2023	0.95%	to	1.25%	12,373	29.38	to	23.01	357,105	1.67%	15.11%	to	14.76%
2022	0.95%	to	1.40%	15,488	25.52	to	19.35	378,591	1.73%	-17.74%	to	-18.11%
2021	0.95%	to	1.40%	16,154	31.03	to	23.62	480,967	1.25%	12.81%	to	12.29%
2020	0.95%	to	1.40%	19,401	27.51	to	21.04	515,604	0.99%	16.04%	to	15.51%
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)
2024	1.30%	to	1.45%	35,126	34.60	to	29.07	1,174,927	2.42%	7.08%	to	6.92%
2023	1.30%	to	1.45%	37,309	32.31	to	27.19	1,167,413	2.30%	11.48%	to	11.31%
2022	1.30%	to	1.45%	41,957	28.98	to	24.43	1,179,501	2.08%	-16.04%	to	-16.17%
2021	1.30%	to	1.45%	43,253	34.52	to	29.14	1,450,008	1.51%	8.49%	to	8.33%
2020	1.30%	to	1.45%	50,279	31.82	to	26.90	1,558,148	1.48%	13.38%	to	13.21%
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class (FAMS)
2024	0.95%	to	1.05%	17,072	30.90	to	30.07	523,780	2.13%	7.30%	to	7.19%
2023	0.95%	to	1.05%	19,522	28.79	to	28.05	558,731	2.06%	11.83%	to	11.72%
2022	0.95%	to	1.05%	22,358	25.75	to	25.11	572,682	1.88%	-15.84%	to	-15.92%
2021	0.95%	to	1.05%	25,603	30.59	to	29.86	779,053	1.41%	8.76%	to	8.65%
2020	0.95%	to	1.05%	28,575	28.13	to	27.49	799,601	1.25%	13.65%	to	13.53%
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)
2024	0.95%	to	1.60%	35,234	40.96	to	34.82	1,391,468	1.69%	14.52%	to	13.77%
2023	0.95%	to	1.60%	36,111	35.77	to	30.61	1,245,927	1.54%	20.09%	to	19.30%
2022	0.95%	to	1.60%	38,403	29.78	to	25.66	1,104,408	1.06%	-18.96%	to	-19.49%
2021	0.95%	to	1.60%	41,627	36.75	to	31.87	1,479,945	0.72%	16.87%	to	16.10%
2020	0.95%	to	1.60%	44,747	31.45	to	27.45	1,363,167	1.25%	20.97%	to	20.17%
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Initial Class (FBP)
2024	1.30%	to	1.50%	167,997	69.33	to	45.80	11,082,270	1.78%	14.41%	to	14.17%
2023	1.30%	to	1.50%	189,941	60.60	to	40.12	10,989,313	1.71%	19.95%	to	19.71%
2022	1.30%	to	1.50%	201,592	50.52	to	33.51	9,742,610	1.27%	-19.01%	to	-19.17%
2021	1.30%	to	1.50%	216,501	62.37	to	41.46	12,944,326	0.92%	16.73%	to	16.49%
2020	1.30%	to	1.50%	230,735	53.44	to	35.59	11,844,915	1.42%	20.80%	to	20.55%
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class (FBS)
2024	0.95%	to	1.10%	42,382	49.00	to	39.30	2,060,754	1.71%	14.67%	to	14.50%
2023	0.95%	to	1.10%	49,265	42.73	to	34.33	2,089,631	1.62%	20.25%	to	20.07%
2022	0.95%	to	1.10%	53,150	35.53	to	28.59	1,875,108	1.19%	-18.80%	to	-18.92%
2021	0.95%	to	1.10%	56,080	43.76	to	35.26	2,436,374	0.84%	17.01%	to	16.83%
2020	0.95%	to	1.10%	59,304	37.40	to	30.18	2,202,595	1.37%	21.16%	to	20.98%
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 (FDCA2)
2024	0.95%	to	1.60%	32,329	48.27	to	41.15	1,501,383	0.05%	24.00%	to	23.18%
2023	0.95%	to	1.60%	34,496	38.93	to	33.41	1,294,953	0.12%	27.50%	to	26.67%
2022	0.95%	to	1.60%	36,593	30.53	to	26.37	1,079,476	0.10%	-21.80%	to	-22.31%
2021	0.95%	to	1.60%	42,041	39.04	to	33.95	1,592,761	0.12%	23.09%	to	22.28%
2020	0.95%	to	1.60%	48,813	31.72	to	27.76	1,507,520	0.05%	32.08%	to	31.21%
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class (FDCAS)
2024	0.95%	to	1.00%	10,155	50.10	to	49.49	508,400	0.15%	24.16%	to	24.09%
2023	0.95%	to	1.00%	10,486	40.35	to	39.88	422,830	0.28%	27.71%	to	27.65%
2022	0.95%	to	1.00%	11,033	31.59	to	31.24	348,383	0.23%	-21.69%	to	-21.73%
2021	0.95%	to	1.00%	11,033	40.34	to	39.91	444,875	0.32%	23.29%	to	23.23%
2020	0.95%	to	1.00%	9,998	32.72	to	32.39	326,977	0.13%	32.21%	to	32.14%
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 (FEI2)
2024	0.95%	to	1.85%	177,825	41.37	to	33.03	7,050,677	1.54%	13.96%	to	12.92%
2023	0.95%	to	1.85%	203,486	36.31	to	29.25	7,092,811	1.73%	9.33%	to	8.34%
2022	0.95%	to	1.85%	219,783	33.21	to	27.00	7,011,769	1.65%	-6.14%	to	-6.99%
2021	0.95%	to	1.85%	249,734	35.38	to	29.03	8,505,615	1.65%	23.42%	to	22.30%
2020	0.95%	to	1.85%	269,614	28.67	to	23.74	7,458,461	1.62%	5.43%	to	4.47%
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)
2024	1.30%	to	1.50%	121,310	56.32	to	44.95	6,635,320	1.73%	13.84%	to	13.61%
2023	1.30%	to	1.50%	132,989	49.48	to	39.57	6,395,730	1.86%	9.21%	to	8.99%
2022	1.30%	to	1.50%	150,016	45.30	to	36.30	6,599,523	1.86%	-6.19%	to	-6.38%
2021	1.30%	to	1.50%	163,859	48.29	to	38.78	7,694,964	1.86%	23.27%	to	23.02%
2020	1.30%	to	1.50%	181,413	39.18	to	31.52	6,905,253	1.79%	5.31%	to	5.09%
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)
2024	0.95%	to	1.50%	116,269	47.93	to	34.34	5,365,287	1.65%	14.14%	to	13.51%
2023	0.95%	to	1.50%	134,736	41.99	to	30.25	5,396,771	1.76%	9.49%	to	8.88%
2022	0.95%	to	1.50%	154,728	38.35	to	27.78	5,639,024	1.71%	-5.99%	to	-6.51%

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2021	0.95%	to	1.50%	177,009	40.80	to	29.72	6,891,515	1.76%	23.64%	to	22.96%
2020	0.95%	to	1.50%	197,168	33.00	to	24.17	6,164,107	1.74%	5.53%	to	4.95%
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)
2024	0.95%	to	1.85%	195,628	49.22	to	39.30	9,384,139	0.00%	28.83%	to	27.66%
2023	0.95%	to	1.85%	224,442	38.20	to	30.78	8,353,184	0.00%	34.60%	to	33.38%
2022	0.95%	to	1.85%	241,351	28.38	to	23.08	6,651,539	0.37%	-25.36%	to	-26.04%
2021	0.95%	to	1.85%	285,719	38.03	to	31.20	10,559,677	0.00%	21.74%	to	20.63%
2020	0.95%	to	1.85%	309,788	31.24	to	25.87	9,417,739	0.04%	42.19%	to	40.90%
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)
2024	0.95%	to	1.60%	84,653	44.57	to	37.89	3,636,149	1.25%	20.79%	to	20.00%
2023	0.95%	to	1.60%	92,887	36.90	to	31.58	3,304,112	1.45%	17.24%	to	16.48%
2022	0.95%	to	1.60%	100,263	31.47	to	27.11	3,051,811	1.40%	-6.07%	to	-6.69%
2021	0.95%	to	1.60%	114,788	33.51	to	29.05	3,727,996	2.20%	24.45%	to	23.63%
2020	0.95%	to	1.60%	124,590	26.92	to	23.50	3,250,924	1.90%	6.57%	to	5.87%
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Initial Class (FGIP)
2020	1.30%	to	1.50%	101,837	43.53	to	34.96	4,293,354	2.12%	6.45%	to	6.23%
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class (FGIS)
2021	0.95%	to	1.25%	2	44.94	to	31.56	77	0.40%	24.57%	to	24.19%
2020	0.95%	to	1.25%	137,168	36.08	to	25.42	4,892,222	2.06%	6.71%	to	6.39%
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)
2024	1.30%	to	1.50%	150,849	108.03	to	88.22	15,709,209	0.00%	28.69%	to	28.42%
2023	1.30%	to	1.50%	168,282	83.95	to	68.70	13,637,280	0.13%	34.47%	to	34.20%
2022	1.30%	to	1.50%	178,119	62.43	to	51.19	10,743,235	0.61%	-25.44%	to	-25.59%
2021	1.30%	to	1.50%	193,567	83.73	to	68.79	15,667,680	0.00%	21.61%	to	21.37%
2020	1.30%	to	1.50%	214,535	68.85	to	56.68	14,300,467	0.07%	42.02%	to	41.74%
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)
2024	0.95%	to	1.50%	142,845	95.68	to	56.94	13,523,302	0.00%	29.02%	to	28.30%
2023	0.95%	to	1.50%	159,379	74.16	to	44.38	11,691,069	0.04%	34.81%	to	34.06%
2022	0.95%	to	1.50%	178,954	55.01	to	33.10	9,714,606	0.51%	-25.24%	to	-25.65%
2021	0.95%	to	1.50%	186,361	73.58	to	44.53	13,538,737	0.00%	21.91%	to	21.24%
2020	0.95%	to	1.50%	215,599	60.35	to	36.73	12,846,659	0.06%	42.38%	to	41.59%
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 (FHI2)
2024	0.95%	to	1.85%	48,553	21.21	to	16.94	981,191	5.45%	7.58%	to	6.60%
2023	0.95%	to	1.85%	71,552	19.72	to	15.89	1,349,643	5.62%	9.19%	to	8.20%
2022	0.95%	to	1.85%	75,823	18.06	to	14.68	1,313,644	4.95%	-12.51%	to	-13.31%
2021	0.95%	to	1.85%	83,927	20.64	to	16.94	1,665,107	5.23%	3.30%	to	2.36%
2020	0.95%	to	1.85%	87,368	19.98	to	16.55	1,682,301	4.91%	1.45%	to	0.53%
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)
2024	1.30%	to	1.50%	154,857	23.57	to	19.03	3,524,593	5.75%	7.55%	to	7.33%
2023	1.30%	to	1.50%	173,704	21.91	to	17.73	3,682,535	5.54%	9.04%	to	8.82%
2022	1.30%	to	1.50%	189,618	20.10	to	16.29	3,691,836	5.04%	-12.52%	to	-12.70%
2021	1.30%	to	1.50%	203,392	22.97	to	18.66	4,533,581	5.27%	3.05%	to	2.85%
2020	1.30%	to	1.50%	217,364	22.29	to	18.14	4,704,691	4.96%	1.41%	to	1.20%
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class (FHIS)
2024	0.95%	to	1.50%	77,739	20.69	to	17.67	1,597,316	5.41%	7.69%	to	7.08%
2023	0.95%	to	1.50%	92,686	19.22	to	16.50	1,758,618	5.65%	9.46%	to	8.85%
2022	0.95%	to	1.50%	98,662	17.56	to	15.16	1,711,232	4.84%	-12.40%	to	-12.88%
2021	0.95%	to	1.50%	108,437	20.04	to	17.40	2,148,279	5.14%	3.50%	to	2.93%
2020	0.95%	to	1.50%	117,741	19.36	to	16.91	2,255,104	4.94%	1.67%	to	1.11%
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class (FIGBP)
2024	0.95%	to	1.45%	181,392	23.20	to	20.71	4,103,882	3.34%	0.82%	to	0.31%
2023	0.95%	to	1.55%	207,828	23.01	to	18.57	4,669,026	2.54%	5.20%	to	4.56%
2022	0.95%	to	1.55%	229,478	21.88	to	17.76	4,909,873	2.15%	-13.79%	to	-14.31%
2021	0.95%	to	1.55%	268,001	25.37	to	20.73	6,672,838	2.01%	-1.55%	to	-2.15%
2020	0.95%	to	1.55%	278,774	25.77	to	21.18	7,056,811	2.15%	8.36%	to	7.70%
Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class (FIP)
2024	0.95%	to	1.50%	399,603	71.44	to	66.13	29,388,528	1.27%	23.71%	to	23.02%
2023	0.95%	to	1.50%	430,817	57.75	to	53.76	25,698,077	1.46%	25.00%	to	24.31%
2022	0.95%	to	1.55%	471,124	46.20	to	29.80	22,519,648	1.44%	-18.99%	to	-19.48%
2021	0.95%	to	1.55%	507,494	57.03	to	37.01	29,969,763	1.25%	27.36%	to	26.59%
2020	0.95%	to	1.70%	551,361	44.78	to	28.29	25,673,612	1.74%	17.12%	to	16.23%
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 (FMC2)
2020	0.95%	to	1.80%	213,117	55.43	to	46.38	11,523,123	0.40%	16.75%	to	15.75%

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Initial Class (FMCP)
2024	1.30%			14,444	128.63			1,857,848	0.51%	15.96%
2023	1.30%			17,579	110.93			1,950,011	0.58%	13.58%
2022	1.30%			19,785	97.66			1,932,226	0.50%	-15.85%
2021	1.30%			20,262	116.06			2,351,419	0.58%	23.97%
2020	1.30%			21,576	93.62			2,019,873	0.65%	16.65%
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)
2020	0.95%	to	1.45%	72,392	98.96	to	81.85	7,091,340	0.57%	16.92%	to	16.33%
Fidelity Variable Insurance Products Fund - VIP Government Money Market Portfolio: Initial Class (FMMP)
2024	0.95%	to	1.50%	476,629	13.69	to	11.90	6,158,891	4.94%	4.07%	to	3.49%
2023	0.95%	to	1.50%	387,191	13.15	to	11.50	4,856,465	4.81%	3.92%	to	3.34%
2022	0.95%	to	1.50%	408,246	12.66	to	11.13	4,927,686	1.43%	0.49%	to	-0.07%
2021	0.95%	to	1.50%	412,873	12.60	to	11.13	4,951,424	0.01%	-0.94%	to	-1.49%
2020	0.95%	to	1.50%	391,363	12.72	to	11.30	4,758,018	0.28%	-0.63%	to	-1.18%
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 (FO2)
2024	0.95%	to	1.75%	88,552	18.97	to	15.53	1,644,657	1.38%	3.81%	to	2.96%
2023	0.95%	to	1.75%	95,536	18.28	to	15.09	1,707,692	0.80%	19.08%	to	18.12%
2022	0.95%	to	1.75%	102,210	15.35	to	12.77	1,534,461	0.81%	-25.40%	to	-26.00%
2021	0.95%	to	1.75%	109,258	20.57	to	17.26	2,200,832	0.32%	18.26%	to	17.30%
2020	0.95%	to	1.75%	118,942	17.40	to	14.71	2,025,043	0.21%	14.24%	to	13.32%
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class (FOP)
2024	1.30%	to	1.50%	139,853	31.81	to	25.72	4,316,209	1.60%	3.68%	to	3.47%
2023	1.30%	to	1.50%	150,554	30.68	to	24.86	4,487,926	1.02%	18.94%	to	18.70%
2022	1.30%	to	1.50%	165,757	25.79	to	20.94	4,160,836	1.05%	-25.47%	to	-25.62%
2021	1.30%	to	1.50%	176,781	34.61	to	28.15	5,959,488	0.51%	18.14%	to	17.90%
2020	1.30%	to	1.50%	202,392	29.29	to	23.88	5,779,620	0.43%	14.11%	to	13.88%
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)
2024	0.95%	to	1.25%	47,687	27.92	to	22.69	1,314,204	1.59%	3.95%	to	3.64%
2023	0.95%	to	1.45%	55,527	26.86	to	20.83	1,435,764	0.92%	19.27%	to	18.67%
2022	0.95%	to	1.45%	61,532	22.52	to	17.55	1,337,366	0.96%	-25.30%	to	-25.68%
2021	0.95%	to	1.45%	65,362	30.14	to	23.61	1,903,612	0.44%	18.44%	to	17.84%
2020	0.95%	to	1.45%	68,848	25.45	to	20.04	1,695,171	0.35%	14.40%	to	13.82%
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 (FV2)
2024	0.95%	to	1.75%	6,785	45.08	to	37.24	291,921	1.14%	10.02%	to	9.13%
2023	0.95%	to	1.75%	7,854	40.98	to	34.12	305,557	1.03%	18.34%	to	17.39%
2022	0.95%	to	1.75%	9,091	34.63	to	29.07	300,234	1.05%	-5.20%	to	-5.96%
2021	0.95%	to	1.75%	10,977	36.53	to	30.91	385,251	1.48%	28.49%	to	27.45%
2020	0.95%	to	1.75%	12,421	28.43	to	24.25	340,170	1.29%	5.01%	to	4.17%
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class (FVS)
2024	0.95%	to	1.05%	3,593	46.72	to	45.62	167,514	1.06%	10.17%	to	10.06%
2023	0.95%	to	1.05%	4,552	42.41	to	41.45	192,710	1.21%	18.54%	to	18.42%
2022	0.95%	to	1.05%	4,574	35.78	to	35.00	163,339	0.90%	-5.08%	to	-5.18%
2021	0.95%	to	1.05%	6,746	37.69	to	36.92	253,166	1.57%	28.69%	to	28.56%
2020	0.95%	to	1.05%	6,927	29.29	to	28.71	201,999	1.37%	5.22%	to	5.11%
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)
2024	0.95%	to	1.10%	3,609	56.67	to	54.76	203,269	0.92%	8.23%	to	8.06%
2023	0.95%	to	1.10%	3,918	52.36	to	50.68	203,819	1.10%	19.63%	to	19.45%
2022	0.95%	to	1.10%	3,230	43.77	to	42.43	140,197	1.03%	-8.07%	to	-8.21%
2021	0.95%	to	1.10%	3,231	47.61	to	46.22	152,822	1.46%	32.21%	to	32.01%
2020	0.95%	to	1.10%	3,330	36.01	to	35.01	119,160	1.21%	7.15%	to	6.99%
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)
2024	0.95%	to	1.85%	18,671	51.85	to	42.16	933,133	0.76%	8.12%	to	7.13%
2023	0.95%	to	1.85%	20,409	47.96	to	39.35	941,280	0.86%	19.46%	to	18.38%
2022	0.95%	to	1.85%	23,921	40.15	to	33.24	925,083	0.83%	-8.23%	to	-9.06%
2021	0.95%	to	1.85%	26,578	43.74	to	36.55	1,120,141	1.25%	32.08%	to	30.88%
2020	0.95%	to	1.85%	27,895	33.12	to	27.93	890,455	1.05%	6.99%	to	6.02%
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)
2024	0.95%	to	1.40%	17,442	19.89	to	18.44	336,409	2.10%	8.11%	to	7.61%
2023	0.95%	to	1.55%	21,870	18.40	to	16.73	387,304	1.45%	13.53%	to	12.84%
2022	0.95%	to	1.55%	22,342	16.21	to	14.83	349,212	1.66%	-16.80%	to	-17.30%
2021	0.95%	to	1.55%	23,265	19.48	to	17.93	437,954	1.68%	10.62%	to	9.95%
2020	0.95%	to	1.55%	28,635	17.61	to	16.31	490,848	1.49%	10.68%	to	10.01%
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 (FTVRDI)
2020	0.95%	to	1.35%	23,237	42.49	to	39.42	962,456	1.51%	15.12%	to	14.66%

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 (TIF)
2024	0.95%	to	1.35%	2,390	20.87	to	19.04	48,146	2.59%	-1.74%	to	-2.14%
2023	0.95%	to	1.35%	2,828	21.24	to	19.46	58,064	3.38%	19.95%	to	19.46%
2022	0.95%	to	1.35%	2,941	17.71	to	16.29	50,445	3.25%	-8.26%	to	-8.63%
2021	0.95%	to	1.35%	3,357	19.30	to	17.83	62,851	1.97%	3.44%	to	3.03%
2020	0.95%	to	1.35%	4,374	18.66	to	17.31	79,320	3.63%	-1.86%	to	-2.25%
Invesco - Invesco V.I. Comstock Fund: Series II Shares (ACC2)
2024	0.95%	to	1.85%	48,979	47.00	to	38.15	2,213,159	1.49%	13.77%	to	12.73%
2023	0.95%	to	1.85%	53,631	41.31	to	33.84	2,133,134	1.54%	11.03%	to	10.03%
2022	0.95%	to	1.85%	63,766	37.21	to	30.75	2,279,379	1.29%	-0.11%	to	-1.02%
2021	0.95%	to	1.75%	78,924	37.25	to	31.70	2,834,695	1.52%	31.78%	to	30.72%
2020	0.95%	to	1.75%	95,369	28.27	to	24.25	2,608,679	2.13%	-2.03%	to	-2.82%
Invesco - Invesco V.I. American Franchise Fund: Series II Shares (ACEG2)
2020	0.95%	to	1.80%	57,271	42.15	to	35.82	2,343,903	0.00%	40.65%	to	39.44%
Invesco - Invesco V.I. Core Equity Fund: Series II Shares (AVCE2)
2024	0.95%	to	1.80%	9,243	36.24	to	30.85	318,949	0.50%	24.09%	to	23.02%
2023	0.95%	to	1.80%	9,497	29.20	to	25.07	264,905	0.47%	21.92%	to	20.88%
2022	0.95%	to	1.80%	11,623	23.95	to	20.74	264,448	0.61%	-21.50%	to	-22.18%
2021	0.95%	to	1.80%	12,893	30.51	to	26.66	376,197	0.40%	26.17%	to	25.09%
2020	0.95%	to	1.80%	16,688	24.18	to	21.31	386,892	0.91%	12.49%	to	11.53%
Invesco - Invesco V.I. Core Equity Fund: Series I Shares (AVGI)
2024	0.95%	to	1.35%	4,188	37.95	to	35.19	155,552	0.71%	24.41%	to	23.90%
2023	0.95%	to	1.35%	4,314	30.50	to	28.40	129,007	0.75%	22.20%	to	21.70%
2022	0.95%	to	1.35%	4,330	24.96	to	23.33	106,098	1.00%	-21.30%	to	-21.62%
2021	0.95%	to	1.35%	3,514	31.72	to	29.77	109,689	1.02%	26.53%	to	26.02%
2020	1.10%	to	1.35%	1,867	24.52	to	23.62	45,354	1.37%	12.60%	to	12.31%
Invesco - Invesco V.I. EQV International Equity Fund: Series II Shares (AVIE2)
2024	0.95%	to	1.75%	856	32.59	to	27.08	26,085	1.12%	-0.61%	to	-1.42%
2023	0.95%	to	1.75%	1,545	32.80	to	27.47	48,350	0.00%	16.75%	to	15.81%
2022	0.95%	to	1.75%	1,807	28.09	to	23.72	48,503	1.38%	-19.28%	to	-19.93%
2021	0.95%	to	1.75%	2,057	34.80	to	29.62	68,592	1.03%	4.60%	to	3.76%
2020	0.95%	to	1.75%	2,347	33.27	to	28.55	74,924	2.12%	12.66%	to	11.75%
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series I Shares (AVMCCI)
2024	1.10%	to	1.35%	2,898	40.84	to	38.57	117,493	0.34%	15.77%	to	15.48%
2023	1.10%	to	1.35%	3,015	35.28	to	33.40	105,628	0.27%	13.21%	to	12.93%
2022	1.10%	to	1.35%	3,774	31.16	to	29.58	116,736	0.35%	-15.20%	to	-15.42%
2021	1.10%	to	1.35%	3,998	36.75	to	34.97	145,898	0.44%	21.89%	to	21.58%
2020	1.10%	to	1.35%	4,377	30.15	to	28.76	131,186	0.75%	8.05%	to	7.77%
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)
2024	1.10%			1,245	16.27			20,254	0.00%	22.86%
2023	1.10%			1,252	13.24			16,583	0.00%	11.91%
2022	1.10%			1,261	11.83			14,921	0.00%	-31.74%
2021	1.10%			1,269	17.34			21,999	0.00%	17.79%
2020	1.10%			1,310	14.72			19,280	0.00%	47.18%			****
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II (OVAG2)
2024	0.95%	to	1.20%	5,654	16.18	to	15.99	90,998	0.00%	22.74%	to	22.43%
2023	0.95%	to	1.20%	5,851	13.19	to	13.06	76,818	0.00%	11.78%	to	11.50%
2022	0.95%	to	1.40%	7,587	11.80	to	11.65	89,170	0.00%	-31.78%	to	-32.09%
2021	0.95%	to	1.40%	7,570	17.29	to	17.16	130,645	0.00%	17.66%	to	17.13%
2020	0.95%	to	1.40%	10,277	14.70	to	14.65	150,893	0.00%	46.97%	to	46.52%	****
Invesco - Invesco V.I. Main Street Fund: Series II (OVGIS)
2020	0.95%	to	1.80%	117,600	33.97	to	28.87	3,859,688	1.16%	12.61%	to	11.65%
Invesco - Invesco V.I. Global Fund: Series I (OVGS)
2024	0.95%	to	1.35%	3,385	56.23	to	51.32	184,611	0.00%	14.96%	to	14.49%
2023	0.95%	to	1.35%	3,633	48.92	to	44.83	172,580	0.23%	33.46%	to	32.92%
2022	0.95%	to	1.35%	3,715	36.65	to	33.72	132,407	0.00%	-32.41%	to	-32.69%
2021	0.95%	to	1.35%	4,426	54.23	to	50.10	233,612	0.00%	14.39%	to	13.93%
2020	0.95%	to	1.35%	5,136	47.41	to	43.97	237,235	0.71%	26.43%	to	25.92%
Invesco - Invesco V.I. Global Fund: Series II (OVGSS)
2024	0.95%	to	1.85%	35,510	53.23	to	43.20	1,829,284	0.00%	14.68%	to	13.63%
2023	0.95%	to	1.85%	41,061	46.41	to	38.01	1,845,476	0.00%	33.17%	to	31.97%
2022	0.95%	to	1.85%	50,961	34.85	to	28.81	1,714,047	0.00%	-32.58%	to	-33.20%
2021	0.95%	to	1.85%	64,432	51.70	to	43.12	3,221,318	0.00%	14.08%	to	13.04%
2020	0.95%	to	1.95%	72,493	45.32	to	37.42	3,183,692	0.43%	26.13%	to	24.85%

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Invesco Oppenheimer V.I. International Growth Fund: Series II (OVIGS)
2020	0.95%	to	1.10%	4,750	13.51	to	13.38	63,846	0.66%	19.89%	to	19.71%
Invesco - Invesco V.I. Global Strategic Income Fund: Series I (OVSB)
2024	0.95%	to	1.15%	5,446	10.84	to	10.57	58,068	2.99%	2.18%	to	1.97%
2023	0.95%	to	1.15%	6,703	10.61	to	10.37	70,012	0.00%	7.85%	to	7.63%
2022	0.95%	to	1.35%	7,950	9.83	to	9.44	77,087	0.00%	-12.30%	to	-12.65%
2021	0.95%	to	1.35%	7,856	11.21	to	10.80	86,971	4.93%	-4.33%	to	-4.72%
2020	0.95%	to	1.35%	7,305	11.72	to	11.34	84,655	5.36%	2.42%	to	2.00%
Invesco - Invesco V.I. Global Strategic Income Fund: Series II (OVSBS)
2024	0.95%	to	1.85%	67,255	20.02	to	16.25	1,295,248	2.63%	1.81%	to	0.88%
2023	0.95%	to	1.85%	75,235	19.67	to	16.11	1,427,808	0.00%	7.57%	to	6.60%
2022	0.95%	to	1.85%	86,280	18.28	to	15.11	1,524,621	0.00%	-12.55%	to	-13.34%
2021	0.95%	to	1.75%	97,984	20.91	to	17.80	1,983,142	4.16%	-4.48%	to	-5.25%
2020	0.95%	to	1.75%	110,004	21.89	to	18.78	2,331,425	5.29%	2.01%	to	1.19%
Invesco - Invesco V.I. Main Street Small Cap Fund: Series I (OVSC)
2024	0.95%	to	1.20%	7,918	66.26	to	62.59	507,986	0.00%	11.61%	to	11.33%
2023	0.95%	to	1.20%	8,055	59.37	to	56.22	463,689	1.18%	17.01%	to	16.72%
2022	0.95%	to	1.20%	8,368	50.74	to	48.17	412,242	0.53%	-16.63%	to	-16.84%
2021	0.95%	to	1.20%	7,953	60.86	to	57.92	470,676	0.38%	21.39%	to	21.08%
2020	0.95%	to	1.20%	7,683	50.14	to	47.84	375,181	0.65%	18.79%	to	18.49%
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II (OVSCS)
2024	0.95%	to	1.40%	10,912	36.16	to	33.22	386,131	0.00%	11.33%	to	10.82%
2023	0.95%	to	1.40%	6,287	32.48	to	29.97	198,259	0.91%	16.70%	to	16.17%
2022	0.95%	to	1.40%	9,256	27.83	to	25.80	249,822	0.26%	-16.84%	to	-17.22%
2021	0.95%	to	1.40%	10,526	33.47	to	31.17	343,366	0.18%	21.10%	to	20.55%
2020	0.95%	to	1.40%	11,010	27.64	to	25.85	297,232	0.37%	18.50%	to	17.96%
Ivy Variable Insurance Portfolios - Macquarie VIP Asset Strategy Series: Service Class (WRASP)
2024	0.95%	to	1.55%	10,204	24.52	to	22.30	246,676	1.93%	11.36%	to	10.69%
2023	0.95%	to	1.55%	10,377	22.02	to	20.15	225,484	2.10%	12.86%	to	12.18%
2022	0.95%	to	1.55%	10,433	19.51	to	17.96	201,080	1.57%	-15.55%	to	-16.06%
2021	0.95%	to	1.60%	10,733	23.11	to	21.26	245,197	1.59%	9.39%	to	8.68%
2020	0.95%	to	1.60%	11,539	21.12	to	19.56	240,660	2.04%	12.80%	to	12.06%
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)
2020	0.95%	to	1.30%	8,300	10.49	to	10.25	86,308	1.78%	-2.21%	to	-2.56%
MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class (M2IGSS)
2024	0.95%	to	1.75%	47,947	30.27	to	27.97	1,420,208	0.13%	14.87%	to	13.94%
2023	0.95%	to	1.75%	49,009	26.35	to	24.55	1,266,672	0.05%	22.53%	to	21.55%
2022	0.95%	to	1.75%	54,198	21.51	to	20.19	1,145,810	0.00%	-20.21%	to	-20.85%
2021	0.95%	to	1.75%	57,412	26.95	to	25.52	1,525,107	0.03%	24.46%	to	23.46%
2020	0.95%	to	1.75%	61,031	21.66	to	20.67	1,305,871	0.23%	21.04%	to	20.06%
MFS(R) Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class (MMCGSC)
2024	0.95%	to	1.85%	39,759	39.42	to	31.99	1,493,145	0.00%	13.35%	to	12.32%
2023	0.95%	to	1.85%	42,918	34.78	to	28.48	1,427,332	0.00%	19.83%	to	18.74%
2022	0.95%	to	1.85%	48,006	29.03	to	23.99	1,332,054	0.00%	-29.47%	to	-30.11%
2021	0.95%	to	1.85%	58,066	41.15	to	34.32	2,299,097	0.00%	12.79%	to	11.77%
2020	0.95%	to	1.95%	64,253	36.48	to	30.12	2,257,527	0.00%	34.83%	to	33.47%
MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)
2024	0.95%	to	1.65%	15,658	44.89	to	38.17	675,521	0.00%	5.42%	to	4.67%
2023	0.95%	to	1.65%	19,310	42.58	to	36.46	793,100	0.00%	13.17%	to	12.37%
2022	0.95%	to	1.65%	22,554	37.63	to	32.45	821,009	0.00%	-30.66%	to	-31.15%
2021	0.95%	to	1.65%	26,697	54.27	to	47.13	1,401,630	0.00%	0.61%	to	-0.10%
2020	0.95%	to	1.65%	31,910	53.94	to	47.18	1,669,578	0.00%	44.20%	to	43.18%
MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)
2024	0.95%	to	1.85%	38,245	48.44	to	39.31	1,785,124	1.43%	10.29%	to	9.28%
2023	0.95%	to	1.85%	42,552	43.92	to	35.98	1,804,920	1.40%	6.61%	to	5.65%
2022	0.95%	to	1.85%	46,069	41.20	to	34.05	1,834,098	1.25%	-7.03%	to	-7.88%
2021	0.95%	to	1.60%	52,562	44.32	to	38.88	2,251,698	1.11%	23.97%	to	23.16%
2020	0.95%	to	1.95%	60,361	35.75	to	29.52	2,091,290	1.42%	2.24%	to	1.21%
MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)
2024	0.95%	to	1.45%	12,574	27.92	to	25.93	345,511	1.14%	5.94%	to	5.41%
2023	0.95%	to	1.45%	18,262	26.36	to	24.60	475,870	0.47%	16.26%	to	15.67%
2022	0.95%	to	1.45%	19,188	22.67	to	21.27	430,264	0.52%	-24.48%	to	-24.86%
2021	0.95%	to	1.45%	26,100	30.02	to	28.30	772,396	0.14%	9.23%	to	8.68%
2020	0.95%	to	1.40%	27,220	27.48	to	26.18	738,311	0.80%	19.06%	to	18.52%

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)
2024	0.95%	to	1.85%	164,571	14.31	to	11.61	2,291,477	3.20%	0.06%	to	-0.85%
2023	0.95%	to	1.85%	174,464	14.30	to	11.71	2,432,106	2.52%	3.71%	to	2.77%
2022	0.95%	to	1.85%	203,093	13.79	to	11.40	2,723,988	1.92%	-13.38%	to	-14.17%
2021	0.95%	to	1.75%	224,407	15.92	to	13.55	3,470,978	1.59%	-3.01%	to	-3.79%
2020	0.95%	to	1.75%	246,559	16.41	to	14.08	3,935,476	2.05%	5.07%	to	4.23%
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II (GEM2)
2024	0.95%	to	1.85%	19,894	25.73	to	20.88	500,730	1.33%	4.99%	to	4.03%
2023	0.95%	to	1.85%	21,828	24.51	to	20.07	522,860	1.47%	2.88%	to	1.95%
2022	0.95%	to	1.85%	24,531	23.82	to	19.69	571,631	0.66%	-25.63%	to	-26.30%
2021	0.95%	to	1.75%	25,719	32.03	to	27.26	806,944	0.92%	-8.39%	to	-9.13%
2020	0.95%	to	1.75%	26,341	34.97	to	30.00	901,435	1.67%	11.92%	to	11.02%
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (GVAAA2)
2024	0.95%	to	1.55%	87,555	29.45	to	26.30	2,541,343	0.00%	14.89%	to	14.19%
2023	0.95%	to	1.55%	133,616	25.64	to	23.03	3,388,860	0.00%	12.76%	to	12.08%
2022	0.95%	to	1.55%	150,543	22.74	to	20.55	3,371,370	0.00%	-14.56%	to	-15.08%
2021	0.95%	to	1.55%	171,703	26.61	to	24.20	4,491,482	1.13%	13.62%	to	12.93%
2020	0.95%	to	1.55%	164,833	23.42	to	21.42	3,786,855	1.47%	10.93%	to	10.26%
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II (GVABD2)
2024	0.95%	to	1.50%	26,923	12.54	to	11.30	325,795	0.00%	-0.14%	to	-0.70%
2023	0.95%	to	1.80%	33,125	12.55	to	10.78	395,646	0.00%	3.51%	to	2.63%
2022	0.95%	to	1.80%	30,730	12.13	to	10.50	355,476	0.00%	-13.63%	to	-14.37%
2021	0.95%	to	1.80%	33,669	14.04	to	12.27	453,763	1.90%	-1.66%	to	-2.50%
2020	0.95%	to	1.80%	36,905	14.28	to	12.58	509,646	2.17%	8.17%	to	7.24%
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II (GVAGG2)
2024	0.95%	to	1.55%	23,686	38.80	to	34.64	908,121	0.00%	12.15%	to	11.46%
2023	0.95%	to	1.80%	37,976	34.60	to	29.72	1,288,849	0.00%	20.99%	to	19.95%
2022	0.95%	to	1.80%	38,864	28.60	to	24.77	1,091,445	0.00%	-25.77%	to	-26.40%
2021	0.95%	to	1.80%	43,765	38.53	to	33.66	1,659,575	0.00%	14.90%	to	13.92%
2020	0.95%	to	1.80%	51,977	33.53	to	29.55	1,712,751	0.66%	28.70%	to	27.59%
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II (GVAGI2)
2024	0.95%	to	1.40%	22,195	38.34	to	35.37	835,894	0.00%	22.57%	to	22.01%
2023	0.95%	to	1.40%	22,807	31.28	to	28.99	701,264	0.00%	24.49%	to	23.93%
2022	0.95%	to	1.40%	21,463	25.12	to	23.39	530,362	0.00%	-17.61%	to	-17.98%
2021	0.95%	to	1.40%	25,897	30.49	to	28.52	777,792	1.06%	22.47%	to	21.92%
2020	0.95%	to	1.40%	27,512	24.90	to	23.39	675,347	1.65%	12.00%	to	11.50%
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II (GVAGR2)
2024	0.95%	to	1.85%	69,711	62.12	to	52.39	4,214,401	0.00%	29.90%	to	28.71%
2023	0.95%	to	1.85%	101,791	47.82	to	40.70	4,748,173	0.00%	36.65%	to	35.41%
2022	0.95%	to	1.85%	117,930	35.00	to	30.06	4,032,177	0.00%	-30.88%	to	-31.51%
2021	0.95%	to	1.80%	126,498	50.63	to	44.24	6,267,122	0.00%	20.38%	to	19.35%
2020	0.95%	to	1.80%	90,217	42.06	to	37.06	3,730,034	0.70%	50.06%	to	48.77%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)
2024	0.95%	to	1.85%	285,354	34.51	to	28.01	9,471,251	0.00%	10.15%	to	9.14%
2023	0.95%	to	1.85%	380,171	31.34	to	25.66	11,400,336	0.00%	16.81%	to	15.75%
2022	0.95%	to	1.85%	450,289	26.83	to	22.17	11,523,363	0.00%	-19.06%	to	-19.79%
2021	0.95%	to	1.85%	465,248	33.14	to	27.64	14,744,243	0.16%	12.55%	to	11.53%
2020	0.95%	to	1.95%	498,891	29.45	to	24.31	14,085,989	0.22%	11.26%	to	10.14%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)
2024	0.95%	to	1.65%	132,218	22.54	to	19.17	2,836,739	0.00%	5.07%	to	4.33%
2023	0.95%	to	1.65%	168,799	21.46	to	18.37	3,402,307	0.00%	10.19%	to	9.42%
2022	0.95%	to	1.75%	195,852	19.47	to	16.44	3,599,212	0.00%	-15.20%	to	-15.89%
2021	0.95%	to	1.85%	253,794	22.96	to	19.15	5,490,552	0.21%	5.69%	to	4.73%
2020	0.95%	to	1.85%	285,950	21.73	to	18.29	5,884,399	0.13%	7.52%	to	6.54%
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)
2024	1.30%	to	1.40%	197,206	20.79	to	20.69	4,083,694	0.95%	23.13%	to	23.01%
2023	1.30%	to	1.40%	227,100	16.88	to	16.82	3,822,525	1.27%	24.33%	to	24.20%
2022	1.30%	to	1.40%	265,006	13.58	to	13.54	3,590,847	1.18%	-19.38%	to	-19.46%
2021	1.30%	to	1.40%	292,836	16.84	to	16.82	4,925,674	1.94%	13.55%	to	13.47%	****
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class II (GVEX2)
2024	0.95%	to	1.60%	432,319	20.90	to	20.27	9,008,611	0.80%	23.16%	to	22.35%
2023	0.95%	to	1.60%	441,361	16.97	to	16.56	7,471,861	1.10%	24.61%	to	23.79%
2022	0.95%	to	1.60%	494,190	13.62	to	13.38	6,718,020	0.99%	-19.34%	to	-19.86%
2021	0.95%	to	1.60%	535,386	16.88	to	16.70	9,027,758	8.14%	26.88%	to	26.04%
2020	0.95%			55,124	13.31			733,454	3.27%	33.06%			****

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)
2024	0.95%	to	1.80%	80,597	38.20	to	31.36	2,882,740	0.00%	11.56%	to	10.60%
2023	0.95%	to	1.80%	63,521	34.24	to	28.36	2,092,410	0.00%	18.25%	to	17.24%
2022	0.95%	to	1.80%	75,973	28.96	to	24.19	2,123,629	0.00%	-19.66%	to	-20.35%
2021	0.95%	to	1.80%	84,516	36.04	to	30.37	2,938,284	0.13%	14.41%	to	13.42%
2020	0.95%	to	1.80%	89,569	31.50	to	26.77	2,726,461	0.22%	11.74%	to	10.79%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)
2024	0.95%	to	1.80%	138,914	17.30	to	14.20	2,261,674	0.00%	2.83%	to	1.94%
2023	0.95%	to	1.80%	153,549	16.82	to	13.93	2,436,993	0.00%	7.00%	to	6.09%
2022	0.95%	to	1.80%	166,889	15.72	to	13.13	2,487,136	0.00%	-13.03%	to	-13.77%
2021	0.95%	to	1.80%	217,231	18.08	to	15.23	3,746,528	0.23%	1.77%	to	0.90%
2020	0.95%	to	1.80%	218,457	17.76	to	15.10	3,708,348	0.09%	5.70%	to	4.79%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)
2024	0.95%	to	1.85%	510,153	28.18	to	22.87	13,584,363	0.00%	7.98%	to	6.99%
2023	0.95%	to	1.85%	599,654	26.10	to	21.37	14,740,972	0.00%	13.63%	to	12.61%
2022	0.95%	to	1.85%	687,571	22.97	to	18.98	14,891,810	0.00%	-17.34%	to	-18.09%
2021	0.95%	to	1.85%	786,081	27.78	to	23.17	20,664,821	0.19%	9.27%	to	8.27%
2020	0.95%	to	1.95%	896,353	25.43	to	21.00	21,613,873	0.13%	9.30%	to	8.19%
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (HIBF)
2024	1.10%	to	1.20%	687	13.74	to	13.59	9,421	2.38%	5.10%	to	5.00%
2023	1.10%	to	1.20%	3,547	13.07	to	12.94	46,350	6.56%	11.89%	to	11.77%
2022	1.10%	to	1.20%	3,174	11.68	to	11.58	37,059	5.50%	-12.90%	to	-12.99%
2021	1.10%	to	1.20%	3,469	13.41	to	13.31	46,517	4.63%	3.81%	to	3.71%
2020	1.10%	to	1.20%	3,731	12.92	to	12.83	48,196	3.66%	4.85%	to	4.74%
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)
2024	0.95%	to	1.50%	7,018	61.59	to	54.32	418,035	1.06%	12.41%	to	11.78%
2023	0.95%	to	1.50%	7,489	54.79	to	48.59	397,551	1.26%	14.96%	to	14.32%
2022	0.95%	to	1.50%	7,740	47.66	to	42.51	357,894	1.16%	-14.22%	to	-14.69%
2021	0.95%	to	1.50%	7,462	55.57	to	49.83	402,812	1.24%	23.08%	to	22.40%
2020	0.95%	to	1.50%	6,802	45.15	to	40.71	298,778	1.14%	12.04%	to	11.42%
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II (MCIF2)
2024	0.95%	to	1.85%	344,728	56.10	to	45.61	18,971,145	0.84%	12.17%	to	11.14%
2023	0.95%	to	1.85%	386,917	50.01	to	41.04	18,960,912	1.07%	14.72%	to	13.68%
2022	0.95%	to	1.85%	415,148	43.60	to	36.10	17,741,665	0.95%	-14.37%	to	-15.15%
2021	0.95%	to	1.80%	470,054	50.91	to	42.98	23,487,435	4.57%	22.82%	to	21.77%
2020	0.95%	to	1.60%	57,280	41.45	to	36.66	2,292,366	0.94%	11.76%	to	11.03%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class II (NVAMV2)
2024	1.00%	to	1.20%	675	49.85	to	48.30	33,319	1.57%	13.97%	to	13.74%
2023	1.00%	to	1.20%	712	43.74	to	42.46	30,880	1.58%	7.57%	to	7.35%
2022	1.00%	to	1.20%	752	40.66	to	39.55	30,281	0.80%	-2.28%	to	-2.48%
2021	0.95%	to	1.20%	1,802	41.88	to	40.56	74,970	0.90%	33.05%	to	32.71%
2020	0.95%	to	1.20%	3,107	31.48	to	30.56	97,065	1.06%	0.43%	to	0.18%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class Z (NVAMVZ)
2024	0.95%	to	1.80%	95,825	18.89	to	18.20	1,792,630	1.58%	14.03%	to	13.05%
2023	0.95%	to	1.80%	112,404	16.56	to	16.10	1,849,312	1.65%	7.75%	to	6.83%
2022	0.95%	to	1.80%	120,573	15.37	to	15.07	1,844,663	1.08%	-2.24%	to	-3.08%
2021	0.95%	to	1.80%	131,829	15.72	to	15.55	2,067,162	1.09%	33.08%	to	31.94%
2020	0.95%	to	1.80%	148,364	11.82	to	11.79	1,751,924	1.16%	18.16%	to	17.86%	****
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)
2024	1.10%	to	1.20%	700	13.01	to	12.79	9,011	3.36%	0.25%	to	0.15%
2023	1.10%	to	1.20%	650	12.98	to	12.77	8,353	2.87%	4.03%	to	3.93%
2022	1.10%	to	1.20%	708	12.47	to	12.29	8,747	2.29%	-15.63%	to	-15.71%
2021	1.10%	to	1.20%	766	14.79	to	14.58	11,223	1.98%	-2.12%	to	-2.22%
2020	1.10%	to	1.20%	736	15.11	to	14.91	11,027	2.72%	5.83%	to	5.73%
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II (NVCBD2)
2024	0.95%	to	1.30%	35,630	12.80	to	12.06	449,704	3.02%	0.15%	to	-0.20%
2023	0.95%	to	1.60%	36,588	12.78	to	11.52	461,084	2.94%	4.06%	to	3.38%
2022	0.95%	to	1.30%	36,352	12.28	to	11.66	440,635	2.04%	-15.79%	to	-16.09%
2021	0.95%	to	1.30%	38,900	14.58	to	13.89	560,494	1.73%	-2.19%	to	-2.53%
2020	0.95%	to	1.30%	39,753	14.91	to	14.25	586,058	2.46%	5.76%	to	5.38%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II (NVCCA2)
2024	0.95%	to	1.15%	33,292	23.38	to	22.60	752,620	0.00%	11.46%	to	11.23%
2023	0.95%	to	1.15%	33,321	20.98	to	20.32	677,210	0.00%	15.18%	to	14.95%
2022	0.95%	to	1.15%	33,354	18.21	to	17.68	589,721	0.00%	-15.86%	to	-16.03%

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2021	0.95%	to	1.15%	33,387	21.64	to	21.05	702,986	0.17%	14.66%	to	14.43%
2020	0.95%	to	1.15%	33,536	18.88	to	18.40	617,111	0.99%	10.41%	to	10.19%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II (NVCCN2)
2024	0.95%	to	1.35%	15,500	14.97	to	14.00	230,043	0.00%	4.10%	to	3.67%
2023	0.95%	to	1.35%	16,741	14.38	to	13.50	238,553	0.00%	7.80%	to	7.36%
2022	0.95%	to	1.35%	18,209	13.34	to	12.57	240,573	0.00%	-12.90%	to	-13.25%
2021	0.95%	to	1.35%	20,500	15.32	to	14.50	310,274	0.11%	3.39%	to	2.97%
2020	0.95%	to	1.50%	22,367	14.82	to	13.81	325,119	0.25%	6.57%	to	5.98%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II (NVCMA2)
2024	0.95%	to	1.10%	2,130	24.98	to	24.36	51,899	0.00%	12.62%	to	12.45%
2023	0.95%	to	1.10%	2,155	22.18	to	21.66	46,694	0.00%	16.79%	to	16.61%
2022	0.95%	to	1.10%	2,179	19.00	to	18.58	40,515	0.00%	-15.93%	to	-16.06%
2021	0.95%	to	1.10%	2,212	22.60	to	22.13	48,976	0.16%	16.94%	to	16.76%
2020	0.95%	to	1.10%	2,448	19.32	to	18.96	46,400	1.21%	11.19%	to	11.03%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II (NVCMC2)
2024	0.95%	to	1.60%	17,478	18.18	to	16.29	297,591	0.00%	6.79%	to	6.09%
2023	0.95%	to	1.60%	16,080	17.02	to	15.36	257,673	0.00%	10.64%	to	9.92%
2022	0.95%	to	1.60%	17,868	15.39	to	13.97	260,415	0.00%	-13.90%	to	-14.46%
2021	0.95%	to	1.60%	18,984	17.87	to	16.33	322,349	0.14%	7.99%	to	7.29%
2020	0.95%	to	1.60%	20,021	16.55	to	15.22	315,854	0.57%	8.02%	to	7.31%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II (NVCMD2)
2024	0.95%	to	1.30%	75,036	21.69	to	20.44	1,568,149	0.00%	9.90%	to	9.51%
2023	0.95%	to	1.30%	82,697	19.73	to	18.67	1,577,533	0.00%	13.83%	to	13.43%
2022	0.95%	to	1.30%	86,050	17.34	to	16.46	1,445,282	0.00%	-14.94%	to	-15.24%
2021	0.95%	to	1.30%	110,264	20.38	to	19.42	2,190,651	0.16%	12.39%	to	11.99%
2020	0.95%	to	1.30%	113,982	18.13	to	17.34	2,018,396	0.83%	9.64%	to	9.25%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II (NVCRA2)
2024	0.95%	to	1.20%	8,071	26.66	to	25.56	215,133	0.00%	14.27%	to	13.98%
2023	0.95%	to	1.20%	7,953	23.33	to	22.42	185,529	0.00%	18.40%	to	18.11%
2022	0.95%	to	1.20%	6,691	19.70	to	18.99	131,806	0.00%	-16.02%	to	-16.23%
2021	0.95%	to	1.20%	3,891	23.46	to	22.67	91,281	0.13%	18.96%	to	18.66%
2020	0.95%	to	1.20%	3,811	19.72	to	19.10	75,136	1.07%	11.49%	to	11.21%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II (NVCRB2)
2024	0.95%	to	1.60%	30,261	19.69	to	17.64	585,212	0.00%	8.21%	to	7.50%
2023	0.95%	to	1.60%	31,699	18.19	to	16.41	567,163	0.00%	12.25%	to	11.51%
2022	0.95%	to	1.60%	31,079	16.21	to	14.72	495,307	0.00%	-14.52%	to	-15.08%
2021	0.95%	to	1.60%	33,333	18.96	to	17.33	622,103	0.15%	9.94%	to	9.22%
2020	0.95%	to	1.60%	36,498	17.25	to	15.87	620,025	0.67%	8.64%	to	7.93%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)
2024	0.95%	to	1.85%	22,520	22.88	to	19.83	502,998	0.00%	6.76%	to	5.79%
2023	0.95%	to	1.85%	28,474	21.43	to	18.74	596,812	0.00%	11.97%	to	10.95%
2022	0.95%	to	1.85%	31,090	19.14	to	16.89	583,096	0.00%	-15.80%	to	-16.56%
2021	0.95%	to	1.85%	32,873	22.73	to	20.25	732,721	0.19%	7.21%	to	6.24%
2020	0.95%	to	1.85%	36,046	21.20	to	19.06	751,485	0.13%	8.37%	to	7.38%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)
2024	0.95%	to	1.35%	210	30.14	to	28.29	6,056	0.00%	9.42%	to	8.97%
2023	0.95%	to	1.35%	286	27.55	to	25.96	7,602	0.00%	15.27%	to	14.81%
2022	0.95%	to	1.35%	386	23.90	to	22.61	8,957	0.00%	-18.35%	to	-18.68%
2021	0.95%	to	1.55%	571	29.27	to	27.10	16,152	0.21%	11.10%	to	10.42%
2020	0.95%	to	1.55%	1,741	26.34	to	24.54	45,186	0.18%	10.56%	to	9.89%
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)
2024	0.95%	to	1.45%	4,250	14.57	to	13.39	61,574	2.25%	9.95%	to	9.39%
2023	0.95%	to	1.45%	4,648	13.25	to	12.24	61,088	2.59%	20.31%	to	19.71%
2022	0.95%	to	1.45%	4,856	11.02	to	10.23	53,006	3.63%	-15.19%	to	-15.62%
2021	0.95%	to	1.45%	4,989	12.99	to	12.12	64,242	2.17%	11.33%	to	10.77%
2020	0.95%	to	1.45%	5,864	11.67	to	10.94	67,449	0.90%	6.66%	to	6.12%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class II (NVLCP2)
2024	0.95%	to	1.35%	30,302	14.56	to	13.61	435,110	3.00%	0.75%	to	0.35%
2023	0.95%	to	1.35%	32,835	14.45	to	13.56	467,998	4.35%	6.16%	to	5.73%
2022	0.95%	to	1.30%	22,381	13.61	to	12.92	299,993	2.35%	-14.57%	to	-14.87%
2021	0.95%	to	1.30%	23,156	15.93	to	15.18	363,718	0.27%	-1.87%	to	-2.22%
2020	0.95%	to	1.30%	23,937	16.24	to	15.53	383,600	2.66%	8.00%	to	7.62%
Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class II (NVMIG6)
2024	0.95%	to	1.55%	4,109	14.19	to	12.83	56,963	0.23%	-2.66%	to	-3.25%

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2023	0.95%	to	1.55%	4,253	14.58	to	13.26	60,605	1.44%	14.44%	to	13.75%
2022	0.95%	to	1.55%	4,394	12.74	to	11.66	54,747	0.00%	-38.67%	to	-39.04%
2021	0.95%	to	1.55%	5,083	20.78	to	19.12	103,581	0.22%	-2.35%	to	-2.94%
2020	1.10%	to	1.55%	1,455	20.87	to	19.70	29,610	0.00%	49.10%	to	48.42%
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)
2024	1.10%			2,034	14.14			28,769	6.22%	3.28%
2023	1.10%			2,034	13.69			27,854	2.73%	14.40%
2022	1.10%			2,034	11.97			24,344	3.70%	-6.90%
2021	1.10%			2,034	12.86			26,148	3.33%	9.36%
2020	1.10%			2,034	11.75			23,910	0.00%	17.55%			****
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z (NVMIVZ)
2024	0.95%	to	1.50%	21,777	14.07	to	13.75	305,588	5.92%	3.11%	to	2.53%
2023	0.95%	to	1.55%	21,115	13.65	to	13.39	287,472	2.32%	14.27%	to	13.58%
2022	0.95%	to	1.55%	22,526	11.94	to	11.78	268,574	3.80%	-7.02%	to	-7.58%
2021	0.95%	to	1.55%	23,006	12.84	to	12.75	295,208	3.01%	9.23%	to	8.57%
2020	0.95%	to	1.55%	24,099	11.76	to	11.74	283,322	0.00%	17.59%	to	17.44%	****
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II (NVMLG2)
2024	0.95%	to	1.60%	9,631	62.45	to	55.96	591,036	0.66%	24.65%	to	23.83%
2023	0.95%	to	1.20%	3,907	50.10	to	48.16	192,018	5.85%	33.71%	to	33.37%
2022	0.95%	to	1.10%	3,375	37.47	to	36.65	124,406	2.94%	-13.47%	to	-13.60%
2021	0.95%	to	1.30%	937	43.31	to	41.26	40,558	0.00%	38.54%	to	38.06%
2020	0.95%	to	1.30%	988	31.26	to	29.89	30,856	0.00%	28.68%	to	28.23%
Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II (NVMMG2)
2024	0.95%	to	1.55%	4,391	31.22	to	28.21	135,430	0.00%	16.95%	to	16.24%
2023	0.95%	to	1.55%	4,749	26.69	to	24.27	125,254	0.00%	19.30%	to	18.58%
2022	0.95%	to	1.55%	4,599	22.37	to	20.46	101,740	0.00%	-38.41%	to	-38.78%
2021	0.95%	to	1.55%	4,703	36.32	to	33.43	168,975	0.00%	-5.84%	to	-6.41%
2020	0.95%	to	1.55%	4,959	38.58	to	35.72	189,130	0.00%	58.97%	to	58.01%
Nationwide Variable Insurance Trust - NVIT Victory Mid Cap Value Fund: Class II (NVMMV2)
2024	0.95%	to	1.00%	6,418	31.92	to	31.65	203,250	0.94%	7.45%	to	7.39%
2023	0.95%	to	1.60%	8,166	29.71	to	26.80	237,856	1.52%	7.60%	to	6.90%
2022	0.95%	to	1.60%	8,437	27.61	to	25.07	228,717	1.39%	-3.59%	to	-4.22%
2021	0.95%	to	1.60%	8,933	28.63	to	26.17	251,649	0.75%	22.84%	to	22.03%
2020	0.95%	to	1.60%	9,180	23.31	to	21.45	210,850	2.06%	-2.08%	to	-2.73%
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Core Fund: Class II (NVNMO2)
2024	0.95%	to	1.60%	2,532	37.10	to	33.24	93,680	0.35%	20.32%	to	19.53%
2023	0.95%			2,565	30.83			79,100	0.43%	22.03%
2022	0.95%			2,665	25.27			67,338	0.31%	-17.90%
2021	0.95%			2,804	30.78			86,295	0.22%	25.22%
2020	0.95%			2,908	24.58			71,468	0.29%	12.32%
Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class I (NVNSR1)
2024	1.00%			978	31.57			30,885	0.27%	7.54%
2023	1.00%			978	29.36			28,719	0.32%	19.39%
2022	1.10%			447	24.23			10,830	0.52%	-23.76%
2021	1.10%			447	31.78			14,206	0.33%	25.42%
2020	1.10%			447	25.34			11,328	0.82%	12.11%
Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class II (NVNSR2)
2024	1.00%			717	31.19			22,353	0.18%	7.38%
2023	1.00%			717	29.04			20,817	0.30%	19.48%
2022	1.00%			717	24.31			17,429	0.52%	-23.72%
2021	1.00%			717	31.87			22,849	0.33%	25.49%
2020	1.00%			717	25.39			18,208	0.79%	12.20%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)
2024	0.95%	to	1.50%	747,952	73.00	to	66.90	51,127,783	1.18%	21.63%	to	20.95%
2023	0.95%	to	1.50%	833,080	60.02	to	55.31	47,015,127	1.40%	22.71%	to	22.03%
2022	0.95%	to	1.50%	917,154	48.91	to	45.33	42,354,026	0.86%	-22.84%	to	-23.27%
2021	0.95%	to	1.50%	988,039	63.39	to	59.07	59,383,606	0.49%	29.00%	to	28.29%
2020	0.95%	to	1.50%	1,072,347	49.14	to	46.05	50,135,991	1.30%	17.77%	to	17.11%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class II (NVOLG2)
2024	0.95%	to	1.85%	644,636	70.17	to	60.83	44,525,492	0.95%	21.33%	to	20.22%
2023	0.95%	to	1.85%	717,481	57.84	to	50.60	40,874,313	1.18%	22.39%	to	21.28%
2022	0.95%	to	1.85%	786,128	47.26	to	41.72	36,621,466	0.61%	-23.00%	to	-23.70%
2021	0.95%	to	1.80%	883,322	61.37	to	55.03	53,467,972	0.40%	28.68%	to	27.58%
2020	0.95%	to	1.95%	875,237	47.70	to	42.37	41,229,609	1.09%	17.40%	to	16.22%

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II (NVRE2)
2024	0.95%	to	1.75%	24,657	21.69	to	18.95	529,523	2.10%	9.44%	to	8.55%
2023	0.95%	to	1.80%	28,314	19.82	to	17.32	552,025	1.87%	11.57%	to	10.62%
2022	0.95%	to	1.80%	48,707	17.76	to	15.65	856,400	1.28%	-29.39%	to	-30.00%
2021	0.95%	to	1.80%	55,058	25.16	to	22.36	1,368,433	0.86%	44.94%	to	43.70%
2020	0.95%	to	1.80%	57,693	17.36	to	15.56	990,417	1.28%	-6.59%	to	-7.40%
Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class II (NVSTB2)
2024	0.95%	to	1.30%	4,268	11.44	to	10.79	47,495	3.24%	4.06%	to	3.69%
2023	0.95%	to	1.30%	4,350	11.00	to	10.40	46,576	4.07%	4.69%	to	4.32%
2022	0.95%	to	1.30%	3,434	10.50	to	9.97	35,043	2.22%	-6.56%	to	-6.89%
2021	0.95%	to	1.30%	3,450	11.24	to	10.71	37,739	0.96%	-1.53%	to	-1.88%
2020	0.95%	to	1.30%	4,549	11.42	to	10.92	50,915	1.18%	1.86%	to	1.50%
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)
2024	0.95%			122	20.50			2,503	5.96%	3.26%
2023	0.95%			129	19.86			2,561	2.43%	14.47%
2022	0.95%			136	17.35			2,359	3.72%	-6.88%
2021	0.95%			144	18.63			2,683	2.37%	9.35%
2020	0.95%			150	17.04			2,556	1.66%	4.18%
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)
2024	0.95%	to	1.85%	884,079	10.94	to	8.88	9,427,193	4.78%	3.88%	to	2.93%
2023	0.95%	to	1.85%	924,287	10.53	to	8.62	9,493,841	4.65%	3.75%	to	2.81%
2022	0.95%	to	1.85%	963,681	10.15	to	8.39	9,546,000	1.35%	0.34%	to	-0.57%
2021	0.95%	to	1.70%	860,488	10.12	to	8.70	8,503,815	0.00%	-0.95%	to	-1.70%
2020	0.95%	to	1.70%	971,451	10.21	to	8.85	9,714,020	0.24%	-0.71%	to	-1.46%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)
2024	0.95%	to	1.10%	6,474	58.90	to	56.92	377,657	0.12%	12.00%	to	11.83%
2023	0.95%	to	1.10%	6,526	52.59	to	50.90	340,004	0.52%	12.91%	to	12.74%
2022	0.95%	to	1.10%	6,579	46.57	to	45.15	303,727	0.46%	-19.54%	to	-19.66%
2021	0.95%	to	1.10%	6,637	57.88	to	56.19	380,871	0.00%	29.59%	to	29.40%
2020	0.95%	to	1.10%	6,821	44.67	to	43.43	302,073	0.02%	21.52%	to	21.34%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II (SCF2)
2024	0.95%	to	1.75%	15,581	57.21	to	47.53	859,923	0.00%	11.76%	to	10.85%
2023	0.95%	to	1.80%	19,257	51.19	to	42.40	952,877	0.35%	12.61%	to	11.65%
2022	0.95%	to	1.80%	19,778	45.46	to	37.97	870,892	0.29%	-19.75%	to	-20.44%
2021	0.95%	to	1.80%	21,247	56.65	to	47.73	1,167,429	0.00%	29.27%	to	28.16%
2020	0.95%	to	1.95%	22,444	43.82	to	36.18	952,791	0.02%	21.19%	to	19.97%
Nationwide Variable Insurance Trust - NVIT Invesco Small Cap Growth Fund: Class II (SCGF2)
2024	0.95%	to	1.85%	11,312	38.65	to	31.37	420,937	0.00%	19.77%	to	18.68%
2023	0.95%	to	1.85%	12,114	32.27	to	26.43	375,781	0.00%	16.05%	to	15.00%
2022	0.95%	to	1.85%	13,667	27.81	to	22.99	365,979	0.00%	-31.17%	to	-31.79%
2021	0.95%	to	1.85%	14,964	40.40	to	33.70	583,634	0.00%	9.00%	to	8.01%
2020	0.95%	to	1.85%	15,674	37.07	to	31.20	562,090	0.00%	39.18%	to	37.92%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)
2024	0.95%	to	1.10%	1,198	46.35	to	44.79	54,138	0.74%	5.51%	to	5.35%
2023	0.95%	to	1.10%	1,258	43.93	to	42.52	53,922	0.39%	16.34%	to	16.16%
2022	0.95%	to	1.10%	1,474	37.76	to	36.60	54,361	0.33%	-13.74%	to	-13.87%
2021	0.95%	to	1.10%	1,554	43.77	to	42.49	66,517	0.00%	30.79%	to	30.59%
2020	0.95%	to	1.10%	1,941	33.47	to	32.54	63,527	0.08%	4.15%	to	4.00%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)
2024	0.95%	to	1.85%	19,660	40.72	to	33.11	754,718	0.67%	5.28%	to	4.32%
2023	0.95%	to	1.85%	21,930	38.68	to	31.74	800,932	0.21%	16.04%	to	14.99%
2022	0.95%	to	1.85%	23,371	33.33	to	27.60	740,183	0.12%	-13.99%	to	-14.77%
2021	0.95%	to	1.75%	24,651	38.75	to	33.04	909,540	0.00%	30.33%	to	29.28%
2020	0.95%	to	1.75%	27,842	29.73	to	25.55	790,802	0.00%	3.95%	to	3.11%
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II (TRF2)
2024	0.95%	to	1.30%	794	34.91	to	32.68	26,682	0.83%	12.25%	to	11.85%
2023	0.95%	to	1.30%	831	31.10	to	29.22	24,923	0.95%	7.01%	to	6.63%
2022	0.95%	to	1.30%	1,077	29.07	to	27.40	30,402	0.97%	-9.53%	to	-9.85%
2021	0.95%	to	1.30%	1,084	32.13	to	30.39	33,878	0.53%	20.42%	to	20.00%
2020	0.95%	to	1.30%	1,145	26.68	to	25.33	29,780	0.60%	9.01%	to	8.62%
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)
2024	0.95%	to	1.35%	2,787	57.68	to	53.05	158,178	0.23%	24.64%	to	24.14%
2023	0.95%	to	1.35%	2,913	46.28	to	42.74	132,584	0.31%	25.70%	to	25.19%
2022	0.95%	to	1.35%	3,766	36.81	to	34.14	136,107	0.43%	-19.23%	to	-19.55%

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2021	0.95%	to	1.35%	4,086	45.58	to	42.43	182,858	0.40%	22.30%	to	21.81%
2020	0.95%	to	1.25%	3,753	37.27	to	35.43	138,163	0.54%	18.43%	to	18.07%
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class (PMVEBD)
2024	0.95%	to	1.15%	265	12.19	to	11.93	3,222	6.33%	6.39%	to	6.18%
2023	0.95%	to	1.15%	259	11.46	to	11.24	2,965	5.64%	9.96%	to	9.74%
2022	0.95%	to	1.15%	235	10.42	to	10.24	2,444	4.73%	-16.60%	to	-16.77%
2021	0.95%	to	1.15%	287	12.50	to	12.30	3,581	4.29%	-3.57%	to	-3.77%
2020	1.15%			31	12.79			396	4.80%	5.35%
PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Advisor Class (PMVFAD)
2024	0.95%	to	1.10%	2,326	10.15	to	9.91	23,502	3.27%	-4.42%	to	-4.57%
2023	0.95%	to	1.10%	2,326	10.62	to	10.39	24,596	2.43%	5.11%	to	4.95%
2022	0.95%	to	1.10%	2,590	10.10	to	9.90	26,010	1.48%	-19.83%	to	-19.95%
2021	0.95%	to	1.10%	2,631	12.60	to	12.36	32,965	5.31%	-8.49%	to	-8.63%
2020	0.95%	to	1.25%	5,498	13.77	to	13.29	74,158	5.47%	9.61%	to	9.28%
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class (PMVLAD)
2024	0.95%	to	1.50%	63,065	12.07	to	11.07	754,763	3.89%	3.40%	to	2.82%
2023	0.95%	to	1.50%	58,571	11.68	to	10.76	677,489	3.51%	3.88%	to	3.31%
2022	0.95%	to	1.50%	60,843	11.24	to	10.42	677,977	1.57%	-6.74%	to	-7.26%
2021	0.95%	to	1.50%	62,097	12.05	to	11.23	742,423	0.43%	-1.97%	to	-2.51%
2020	0.95%	to	1.50%	57,105	12.30	to	11.52	696,150	1.11%	1.91%	to	1.35%
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (PVEIB)
2024	0.95%	to	1.35%	6,200	22.66	to	21.97	137,657	1.06%	18.00%	to	17.53%
2023	0.95%	to	1.35%	5,436	19.20	to	18.69	102,438	1.92%	14.57%	to	14.11%
2022	0.95%	to	1.30%	4,557	16.76	to	16.43	75,216	1.56%	-4.05%	to	-4.39%
2021	0.95%	to	1.30%	5,883	17.47	to	17.18	101,625	1.20%	26.09%	to	25.65%
2020	0.95%	to	1.30%	6,692	13.85	to	13.67	91,927	1.70%	4.80%	to	4.43%
Putnam Variable Trust - Putnam VT Large Cap Growth Fund: Class IB (PVGOB)
2024	0.95%	to	1.55%	10,690	40.08	to	38.07	421,554	0.00%	32.13%	to	31.33%
2023	0.95%	to	1.55%	11,394	30.33	to	28.99	340,733	0.00%	43.11%	to	42.25%
2022	0.95%	to	1.55%	11,640	21.20	to	20.38	243,609	0.00%	-31.16%	to	-31.58%
2021	0.95%	to	1.55%	15,414	30.79	to	29.79	470,050	0.00%	21.49%	to	20.75%
2020	0.95%	to	1.55%	18,950	25.34	to	24.67	476,302	0.04%	37.39%	to	36.56%
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)
2024	0.95%	to	1.35%	1,592	22.56	to	20.59	34,188	2.12%	1.99%	to	1.57%
2023	0.95%	to	1.35%	1,623	22.12	to	20.27	34,263	0.04%	17.38%	to	16.91%
2022	0.95%	to	1.35%	1,643	18.85	to	17.34	29,637	1.65%	-15.58%	to	-15.92%
2021	0.95%	to	1.35%	1,885	22.32	to	20.62	40,405	1.14%	7.79%	to	7.35%
2020	0.95%	to	1.35%	2,087	20.71	to	19.21	41,700	1.61%	11.03%	to	10.58%
Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB (PVTSCB)
2024	0.95%	to	1.10%	226	46.09	to	44.54	10,353	0.95%	5.18%	to	5.02%
2023	0.95%	to	1.10%	239	43.82	to	42.41	10,423	0.17%	22.58%	to	22.40%
2022	0.95%	to	1.35%	409	35.75	to	32.89	14,328	0.17%	-13.81%	to	-14.15%
2021	0.95%	to	1.35%	427	41.47	to	38.31	17,332	0.67%	38.57%	to	38.02%
2020	0.95%	to	1.35%	1,132	29.93	to	27.76	33,013	1.07%	2.98%	to	2.56%
VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (VWHA)
2024	1.10%			69	8.28			574	2.40%	-3.91%
2023	1.10%			88	8.62			761	0.66%	-4.64%
2022	0.95%	to	1.10%	662	9.19	to	9.04	6,065	1.64%	7.37%	to	7.20%
2021	0.95%	to	1.10%	683	8.56	to	8.43	5,828	0.43%	17.79%	to	17.61%
2020	0.95%	to	1.10%	703	7.26	to	7.17	5,092	0.99%	17.98%	to	17.80%
VanEck VIP Trust - VanEck VIP Global Resources Fund: Class S (VWHAS)
2024	1.10%			10,321	7.96			82,159	2.70%	-4.16%
2023	1.10%			23,150	8.31			192,282	1.92%	-4.89%
2022	1.10%			30,524	8.73			266,568	1.54%	6.94%
2021	1.10%			30,539	8.17			249,403	0.31%	17.37%
2020	1.10%			30,536	6.96			212,470	0.88%	17.52%

*

This represents the annual contract expense rate or range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the total return or range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

NATIONWIDE LIFE INSURANCE COMPANY

FOR THE YEAR ENDED DECEMBER 31, 2024

Independent Auditors’ Report

Audit Committee of the Board of Directors

Nationwide Life Insurance Company:

Opinions

We have audited the financial statements of Nationwide Life Insurance Company (the Company), which comprise the statutory statements of admitted assets, liabilities, capital and surplus as of December 31, 2024 and 2023, and the related statutory statements of operations, changes in capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2024, and the related notes to the statutory financial statements.

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the admitted assets, liabilities, capital and surplus of the Company as of December 31, 2024 and 2023, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2024, in accordance with accounting practices prescribed or permitted by the Ohio Department of Insurance (Department) described in Note 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the statutory financial statements do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2024 and 2023, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 2024.

Basis for Opinions

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company using accounting practices prescribed or permitted by the Department, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles. The effects on the financial statements of the variances between the statutory accounting practices described in Note 2 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material and pervasive.

Emphasis of Matter

As discussed in Note 2 to the financial statements, the Company’s subsidiary received permission from the Department in 2023 to account for an excess of loss reinsurance recoverable as an admitted asset. Under prescribed statutory accounting practices, the excess of loss reinsurance recoverable would not be an admitted asset. As of December 31, 2024 and 2023, the permitted accounting practice increased statutory surplus over what it would have been had that prescribed accounting practice been followed. Our opinions are not modified with respect to this matter.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with accounting practices prescribed or permitted by the Department. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the financial statements are issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with GAAS, we:

●	Exercise professional judgment and maintain professional skepticism throughout the audit.

●

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

●

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

●

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

●

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control related matters that we identified during the audit.

Supplementary Information

Our audits were conducted for the purpose of forming an opinion on the financial statements as a whole. The supplementary information included in Schedule I Summary of Investments - Other Than Investments in Related Parties, Schedule III Supplementary Insurance Information, Schedule IV Reinsurance, and Schedule V Valuation and Qualifying Accounts is presented for purposes of additional analysis and is not a required part of the financial statements but is supplementary information required by the Securities and Exchange Commission’s Regulation S-X. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audits of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with GAAS. In our opinion, the information is fairly stated in all material respects in relation to the financial statements as a whole.

/s/ KPMG LLP

Columbus, Ohio

March 20, 2025

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus

	December 31,
(in millions, except share amounts)	2024	2023

Admitted assets
Invested assets
Bonds	$45,798	$43,867
Stocks	3,971	3,714
Mortgage loans, net of allowance	9,619	9,144
Policy loans	1,038	969
Derivative assets	194	113
Cash, cash equivalents and short-term investments	1,687	1,555
Securities lending collateral assets	247	359
Other invested assets	2,776	2,198
Total invested assets	$65,330	$61,919
Accrued investment income	699	965
Deferred federal income tax assets, net	660	632
Other assets	580	404
Separate account assets	122,872	113,270
Total admitted assets	$190,141	$177,190

Liabilities, capital and surplus
Liabilities
Future policy benefits and claims	$51,793	$49,373
Policyholders’ dividend accumulation	361	380
Asset valuation reserve	950	841
Payable for securities	845	512
Securities lending payable	247	359
Funds held under coinsurance	1,199	1,323
Other liabilities	1,018	1,447
Accrued transfers from separate accounts	(1,685)	(1,548)
Separate account liabilities	122,872	113,270
Total liabilities	$177,600	$165,957

Capital and surplus
Capital shares ($1 par value; authorized - 5,000,000 shares, issued and outstanding - 3,814,779 shares)	$4	$4
Surplus notes	1,100	1,100
Special surplus funds	116	93
Additional paid-in capital	2,543	2,443
Unassigned surplus	8,778	7,593
Total capital and surplus	$12,541	$11,233
Total liabilities, capital and surplus	$190,141	$177,190

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Operations

	Years ended December 31,
(in millions)	2024	2023	2022

Revenues
Premiums and annuity considerations	$16,402	$14,670	$14,535
Net investment income	3,329	3,136	2,019
Other revenues	2,764	2,389	2,346
Total revenues	$22,495	$20,195	$18,900

Benefits and expenses
Benefits to policyholders and beneficiaries	$20,838	$17,416	$15,963
Increase in reserves for future policy benefits and claims	1,967	3,747	2,525
Net transfers from separate accounts	(3,469)	(3,742)	(1,635)
Commissions	843	766	810
Reserve adjustment on reinsurance assumed	(144)	(153)	(161)
Other expenses	766	702	564
Total benefits and expenses	$20,801	$18,736	$18,066

Income before federal income tax expense and net realized capital (losses) gains on investments	$1,694	$1,459	$834
Federal income tax expense	67	108	100

Income before net realized capital (losses) gains on investments	$1,627	$1,351	$734
Net realized capital (losses) gains on investments, net of federal income tax expense (benefit) of $1, $(4) and $3 in 2024, 2023 and 2022, respectively, and excluding $(53), $(30) and $(103) of net realized capital losses transferred to the interest maintenance reserve in 2024, 2023 and 2022, respectively	(476)	(402)	240
Net income	$1,151	$949	$974

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Changes in Capital and Surplus

(in millions)	Capital shares	Surplus notes	Special surplus funds	Additional paid-in capital	Unassigned surplus	Capital and surplus
Balance as of December 31, 2021	$4	$1,100	$-	$1,998	$5,989	$9,091

Correction of error (see Note 2)	-	-	-	-	(39)	(39)
Balance as of January 1, 2022	$4	$1,100	$-	$1,998	$5,950	$9,052

Net income	-	-	-	-	974	974
Change in asset valuation reserve	-	-	-	-	(97)	(97)
Change in deferred income taxes	-	-	-	-	28	28
Change in net unrealized capital gains and losses, net of tax expense of $37	-	-	-	-	(40)	(40)
Change in nonadmitted assets	-	-	-	-	(33)	(33)
Capital contributions from Nationwide
Financial Services, Inc.	-	-	-	310	-	310
Other, net	-	-	-	-	1	1
Balance as of December 31, 2022	$4	$1,100	$-	$2,308	$6,783	$10,195

Net income	-	-	-	-	949	949
Change in asset valuation reserve	-	-	-	-	(103)	(103)
Change in deferred income taxes	-	-	-	-	132	132
Change in net unrealized capital gains and losses, net of tax benefit of $37	-	-	-	-	(77)	(77)
Change in nonadmitted assets, including admitted disallowed interest maintenance reserve	-	-	93	-	(126)	(33)
Capital contributions from Nationwide
Financial Services, Inc.	-	-	-	135	-	135
Other, net	-	-	-	-	35	35
Balance as of December 31, 2023	$4	$1,100	$93	$2,443	$7,593	$11,233

Net income	-	-	-	-	1,151	1,151
Change in asset valuation reserve	-	-	-	-	(109)	(109)
Change in deferred income taxes	-	-	-	-	28	28
Change in net unrealized capital gains and losses, net of tax expense of $53	-	-	-	-	32	32
Change in nonadmitted assets	-	-	-	-	66	66
Capital contributions from Nationwide
Financial Services, Inc.	-	-	-	100	-	100
Other, net	-	-	23	-	17	40
Balance as of December 31, 2024	$4	$1,100	$116	$2,543	$8,778	$12,541

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Cash Flow

	Years ended December 31,
(in millions)	2024	2023	2022

Cash flows from operating activities:
Premiums collected, net of reinsurance	$16,395	$14,675	$14,545
Net investment income	3,570	2,775	2,064
Other revenue	2,440	2,021	3,178
Policy benefits and claims paid	(20,851)	(17,567)	(15,962)
Commissions, operating expenses and taxes, other than federal income tax paid	(1,455)	(1,268)	(1,275)
Net transfers from separate accounts	3,332	3,792	1,658
Policyholders’ dividends paid	(28)	(28)	(30)
Federal income taxes (paid) recovered	(93)	98	(261)
Net cash provided by operating activities	$3,310	$4,498	$3,917

Cash flows from investing activities:
Proceeds from investments sold, matured or repaid:
Bonds	$6,588	$2,594	$3,444
Stocks	60	46	19
Mortgage loans	754	635	1,139
Derivative assets	-	-	431
Other invested assets and other	769	467	641
Total investment proceeds	$8,171	$3,742	$5,674
Cost of investments acquired:
Bonds	$(8,665)	$(6,256)	$(6,024)
Stocks	(438)	(35)	(901)
Mortgage loans	(1,206)	(1,370)	(1,305)
Derivative assets	(302)	(556)	-
Other invested assets and other	(862)	(766)	(1,057)
Total investments acquired	$(11,473)	$(8,983)	$(9,287)
Net increase in policy loans	(69)	(37)	(19)
Net cash used in investing activities	$(3,371)	$(5,278)	$(3,632)

Cash flows from financing activities and miscellaneous sources:
Capital contributions from Nationwide Financial Services, Inc.	$100	$135	$310
Net change in deposits on deposit-type contract funds and other insurance liabilities	499	270	391
Other cash (used) provided	(406)	309	(1)
Net cash provided by financing activities and miscellaneous	$193	$714	$700

Net increase (decrease) in cash, cash equivalents and short-term investments	$132	$(66)	$985
Cash, cash equivalents and short-term investments at beginning of year	1,555	1,621	636
Cash, cash equivalents and short-term investments at end of year	$1,687	$1,555	$1,621
Supplemental disclosure of non-cash activities:
Exchange of bond investments	$386	$385	$349
Intercompany transfer of securities from merger	$-	$203	$-

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

(1)	Nature of Operations

Nationwide Life Insurance Company (“NLIC” or “the Company”) is an Ohio domiciled stock life insurance company. The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation, a wholly-owned subsidiary of NMIC.

The Company is a leading provider of long-term savings and retirement products in the United States of America (“U.S.”). The Company develops and sells a wide range of products and services, which include fixed, variable and registered index-linked annuities, public and private sector group retirement plans including retirement guarantee products, life insurance, investment advisory services, pension risk transfer (“PRT”) contracts and other investment products. The Company is licensed to conduct business in all fifty states, the District of Columbia, Guam, Puerto Rico and the U.S. Virgin Islands.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell, recommend or direct the purchase of the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouses and regional firms, pension plan administrators, life insurance agencies, life insurance specialists and registered investment advisors. Affiliates that market products directly to a customer base include Nationwide Retirement Solutions, Inc., Nationwide Securities, LLC and Nationwide Financial General Agency, Inc. The Company believes its broad range of competitive products, strong distributor relationships and diverse distribution network position it to compete effectively under various economic conditions.

Wholly-owned subsidiaries of NLIC as of December 31, 2024 include Nationwide Life and Annuity Insurance Company (“NLAIC”) and its wholly-owned subsidiaries, Olentangy Reinsurance, LLC (“Olentangy”) and Nationwide SBL, LLC (“NWSBL”), Jefferson National Life Insurance Company (“JNL”) and its wholly-owned subsidiary, Jefferson National Life Insurance Company of New York (“JNLNY”), Eagle Captive Reinsurance, LLC (“Eagle”), Nationwide Investment Services Corporation (“NISC”) and Nationwide Investment Advisors, LLC (“NIA”). NLAIC primarily offers individual annuity contracts including fixed annuity contracts, group annuity contracts including PRT contracts, universal life insurance, variable universal life insurance, term life insurance and corporate-owned life insurance on a non-participating basis. Olentangy is a dormant Vermont domiciled special purpose financial insurance company and a nonadmitted subsidiary. NWSBL is an Ohio limited liability company that offers a securities-backed consumer lending product and is a nonadmitted subsidiary. JNL and JNLNY primarily offer individual deferred fixed and variable annuity products. Eagle is an Ohio domiciled special purpose financial captive insurance company. NISC is a registered broker-dealer. NIA is a registered investment advisor and a nonadmitted subsidiary.

The Company is subject to regulation by the insurance departments of states in which it is domiciled and/or transacts business and undergoes periodic examinations by those departments.

As of December 31, 2024 and 2023, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region in which a single event could cause a severe impact to the Company’s financial position after considering insurance risk that has been transferred to external reinsurers.

(2)	Summary of Significant Accounting Policies

Use of Estimates

The preparation of the statutory financial statements requires the Company to make estimates and assumptions that affect the amounts reported in the statutory financial statements and accompanying notes. Significant estimates include certain investment and derivative valuations and future policy benefits and claims. Actual results could differ significantly from those estimates.

Basis of Presentation

Effective October 1, 2023, Jefferson National Financial Corporation (“JNFC”), a holding company and wholly-owned subsidiary of the Company, completed a merger agreement with the Company. Pursuant to the merger agreement, which was deemed a statutory merger, the operations of JNFC were merged with and into the Company, with the Company continuing as the surviving corporation. Concurrently, JNL, a wholly-owned subsidiary of JNFC prior to the merger, became a wholly-owned subsidiary of the Company. There was not a material impact on the Company’s surplus as a result of the merger.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

The statutory financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the Ohio Department of Insurance (“the Department”). Prescribed statutory accounting practices are those practices incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state but allowed by the domiciliary state regulatory authority.

NLIC and NLAIC have elected to apply a prescribed practice promulgated under Ohio Administrative Code Section 3901-1-67 (“OAC 3901-1-67”) to its derivative instruments hedging indexed products and indexed annuity reserve liabilities in order to better align the measurement of indexed product reserves and the derivatives that hedge them. Under OAC 3901-1-67, derivative instruments are carried at amortized cost with the initial hedge cost amortized over the term and asset payoffs realized at the end of the term being reported through net investment income, rather than the derivative instruments being carried at fair value with asset payoffs realized over the term through net realized capital gains and losses. Additionally, the cash surrender value reserves for indexed annuity products only reflect index interest credits at the end of the crediting term as compared to partial index interest credits accumulating throughout the crediting term in increase in reserves for future policy benefits and claims.

Eagle applies one prescribed practice with multiple applications as provided under the State of Ohio’s captive law, which values assumed guaranteed minimum death benefits (“GMDB”) and guaranteed lifetime withdrawal benefits (“GLWB”) risks on variable annuity contracts from NLIC and GLWB risks on fixed indexed annuity contracts from NLIC and NLAIC using an alternative reserving basis from the Statutory Accounting Principles detailed within the National Association of Insurance Commissioners (“NAIC”) Accounting Practices and Procedures manual (“NAIC SAP”) pursuant to Ohio Revised Code Chapter 3964 and approved by the Department.

Effective October 1, 2023, Eagle was granted a permitted practice from the Department, allowing Eagle to carry a reinsurance recoverable asset under an excess of loss reinsurance agreement with a third-party reinsurer as an admitted asset.

Prior to October 1, 2023, Olentangy was granted a permitted practice from the State of Vermont allowing Olentangy to carry the assets placed into a trust account by Union Hamilton Reinsurance Ltd. on its statutory statements of admitted assets, liabilities and surplus at net admitted asset value for certain universal life and term life insurance policies. Effective October 1, 2023, Olentangy terminated this permitted practice due to NLAIC’s recapture of the reinsurance agreements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

If the prescribed or permitted practices were not applied, the Company’s risk-based capital (“RBC”) would continue to be above regulatory action levels. A reconciliation of the Company’s net income between NAIC SAP and prescribed and permitted practices is shown below:

(in millions)	SSAP #	State of domicile	December 31,
			2024	2023	2022

Net Income
Statutory Net Income		OH	$1,151	$949	$974
State Prescribed Practice:
OAC 3901-1-67:
Derivative instruments	86	OH	270	110	(43)
Reserves for indexed annuities	51	OH	(308)	(75)	15
Tax impact	101	OH	8	(7)	6

NAIC SAP			$1,121	$977	$952

A reconciliation of the Company’s capital and surplus between NAIC SAP and prescribed and permitted practices is shown below:

(in millions)	SSAP #	State of domicile	As of December 31,
			2024	2023

Surplus
Statutory Capital and Surplus		OH	$12,541	$11,233
State Prescribed Practice:
OAC 3901-1-67:
Derivative instruments	86	OH	350	84
Reserves for indexed annuities	51	OH	(389)	(82)
Tax impact	101	OH	8	-
Subsidiary Valuation - NLAIC	51,86,101	OH	227	89
Subsidiary valuation - Eagle	51	OH	(529)	(228)
State Permitted Practice:
Subsidiary valuation - Eagle	61R	OH	(861)	(853)

NAIC SAP			$11,347	$10,243

Statutory accounting practices vary in some respects from U.S. generally accepted accounting principles (“GAAP”), including the following practices:

Financial Statements

●	Statutory financial statements are prepared using language and groupings substantially the same as the annual statements of the Company filed with the NAIC and state regulatory authorities;

●

assets must be included in the statutory statements of admitted assets, liabilities, capital and surplus at net admitted asset value and nonadmitted assets are excluded through a charge to capital and surplus;

●

an asset valuation reserve (“AVR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability, and changes in the AVR are reported directly in capital and surplus;

●

an interest maintenance reserve (“IMR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability or other asset, and the amortization of the IMR is reported as revenue;

●	the expense allowance associated with statutory reserving practices for investment contracts held in the separate accounts is reported in the general account as a negative liability;

●	accounting for contingencies requires recording a liability at the midpoint of a range of estimated possible outcomes when no better estimate in the range exists;

●	surplus notes are accounted for as a component of capital and surplus;

●	costs related to successful policy acquisitions are charged to operations in the year incurred;

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

●	negative cash balances are reported as negative assets;

●	certain income and expense items are charged or credited directly to capital and surplus;

●	amounts on deposit in internal qualified cash pools are reported as cash equivalents;

●	the statutory statements of cash flow are presented on the basis prescribed by the NAIC; and

●	the statutory financial statements do not include accumulated other comprehensive income.

Future Policy Benefits and Claims

●	Deposits to universal life contracts, investment contracts and limited payment contracts are included in revenue; and

●	future policy benefit reserves are based on statutory requirements.

Reinsurance Ceded

●	Certain assets and liabilities are reported net of ceded reinsurance balances; and

●	provision is made for amounts receivable and outstanding for more than 90 days through a charge to capital and surplus.

Investments

●	Investments in bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value;

●	investments in preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value;

●	other-than-temporary impairments on bonds, excluding loan-backed and structured securities, are measured based on fair value and are not reversible;

●	the proportional amortized cost method is utilized to determine the liquidation value of Low-Income Housing Tax Credit Funds (“Tax Credit Funds”);

●

admitted subsidiary, controlled and affiliated (“SCA”) entities are not consolidated; rather, those investments are generally carried at audited statutory capital and surplus or GAAP equity, as appropriate, and are recorded as an equity investment in stocks or other invested assets;

●

equity in earnings of subsidiary companies is recognized directly in capital and surplus as net unrealized capital gains or losses, while dividends from unconsolidated companies are recorded in operations as net investment income;

●

undistributed earnings and valuation adjustments from investments in joint ventures, partnerships and limited liability companies are recognized directly in capital and surplus as net unrealized capital gains or losses; and

●	gains on sales of investments between affiliated companies representing economic transactions are deferred at the parent level until the related assets are paid down or an external sale occurs.

Separate Accounts

●	Assets and liabilities of guaranteed separate accounts are reported as separate account assets and separate account liabilities, respectively.

Derivative Instruments

●	Derivatives used in effective hedging transactions are valued in a manner consistent with the hedged asset or liability;

●

with the exception of derivatives applying the prescribed practice under OAC 3901-1-67, unrealized gains and losses on derivatives that are not considered to be effective hedges are charged to capital and surplus;

●	interest earned on derivatives is charged to net investment income; and

●	embedded derivatives are not separated from the host contract and accounted for separately as a derivative instrument.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

Goodwill

●	Goodwill is limited to 10% of the prior reporting period’s adjusted statutory surplus, with any goodwill in excess of this limitation nonadmitted through a charge to surplus; and

●	goodwill is amortized and charged to surplus.

Federal Income Taxes

●

Changes in deferred federal income taxes are recognized directly in capital and surplus with limitations on the amount of deferred tax assets that can be reflected as an admitted asset (15% of capital and surplus); and

●	uncertain tax positions are subject to a “more likely than not” standard for federal and foreign income tax loss contingencies only.

Nonadmitted Assets

●

In addition to the nonadmitted assets described above, certain other assets are nonadmitted and charged directly to capital and surplus. These include prepaid assets, certain software and other receivables outstanding for more than 90 days.

The financial information included herein is prepared and presented in accordance with SAP prescribed or permitted by the Department. Certain differences exist between SAP and GAAP, which are presumed to be material.

Revenues and Benefits

Life insurance premiums are recognized as revenue over the premium paying period of the related policies when due. Annuity considerations are recognized as revenue when received. Health insurance premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Policy benefits and claims that are expensed include interest credited to policy account balances, benefits and claims incurred in the period in excess of related policy reserves and other changes in future policy benefits.

Future Policy Benefits and Claims

Future policy benefits for traditional products are based on statutory mortality and interest requirements without consideration of withdrawals. The principal statutory mortality tables and interest assumptions used on policies in force are the 1958 Commissioner’s Standard Ordinary (“CSO”) table at interest rates of 2.5%, 3.0%, 3.5%, 4.0% and 4.5%, the 1941 CSO table at an interest rate of 2.5%, the 1980 CSO table at interest rates of 4.0%, 4.5%, 5.0% and 5.5%, the 2001 CSO table at an interest rate of 4.0% and 3.5% and the 2017 CSO table at an interest rate of 3.5% and 4.5%. The Company has applied principle-based reserving to all new individual life business. For business subject to principle-based reserving, additional reserves may be held where the deterministic and/or stochastic reserves are in excess of net premium reserves, as defined by Valuation Manual 20, Requirements for Principle-Based Reserves for Life Products (“VM-20”).

Future policy benefits for universal life and variable universal life contracts have been calculated based on participants’ contributions plus interest credited on any funds in the fixed account less applicable contract charges. These policies have been adjusted for possible future surrender charges in accordance with the Commissioner’s Reserve Valuation Method (“CRVM”). For business subject to principle-based reserving, the Company has calculated reserves under VM-20.

Future policy benefits for annuity products have been established based on contract term, interest rates and various contract provisions. Individual deferred annuity contracts issued in 1990 and after have been adjusted for possible future surrender charges in accordance with the Commissioner’s Annuity Reserve Valuation Method (“CARVM”).

Future policy benefits for PRT contracts have been established in accordance with the CRVM. Statutory reserves for PRT business written during or after 2020 are calculated as the present value of future benefit payments, using the prescribed 1994 Group Annuity Mortality (“GAM”) table along with the AA projection mortality improvement scale and prescribed valuation rates as specified in Chapter 22 of the Valuation Manual. For the PRT business written before 2020, the statutory reserves are calculated using prescribed GAM tables and valuation interest rates that vary by issue year, as specified in the Standard Valuation Law.

The Company calculated its reserves for variable annuities using a stochastic reserve or alternate methodology, which is floored at the cash surrender value, per Valuation Manual 21, Requirements for Principle-Based Reserves for Variable Annuities.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

The aggregate reserves for individual accident and health policies consist of active life reserves, disabled life reserves and unearned premium reserves. The active life reserves for disability income are reserved for on the net level basis, at a 3.0% interest rate, using either the 1964 Commissioner’s Disability Table (for policies issued prior to 1982) or the 1985 Commissioner’s Individual Disability Table A (for policies issued after 1981). The active life reserves for major medical insurance (both scheduled and unscheduled benefits) are based on the benefit ratio method for policies issued after 1981.

The active life reserves for accident and health policies are reserved for on the net level basis, at a 3.0% interest rate, using either the 1956 Inter-Company Hospital-Surgical tables, the 1974 Medical Expense tables or the 1959 Accidental Death Benefits table.

The disabled life reserves for accident and health policies are calculated using the 1985 Commissioner’s Individual Disability Table A at a 3.0% interest rate. Unearned premium reserves are based on the actual gross premiums and actual days.

The aggregate reserves for group accident and health and franchise accident and health policies consist of disabled life reserves and unearned premium reserves. Reserves for benefits payable on disabled life claims are based on the 2012 Group Long-Term Disability Valuation Table, at varying interest rates of 2.75% - 6.0%, for group policies and the 1987 Commissioner’s Group Disability Table, at varying interest rates of 2.75% - 10.25%, for franchise policies.

Future policy benefits and claims for group long-term disability policies are the present value (discounted between 2.75% and 6.00%) of amounts not yet due on reported claims and an estimate of amounts to be paid on incurred but unreported claims. Future policy benefits and claims on other group health policies are not discounted.

The Company issues fixed and floating rate funding agreements to the Federal Home Loan Bank of Cincinnati (“FHLB”). The liabilities for such funding agreements are treated as annuities under Ohio law for life insurance companies and recorded in future policy benefits and claims. Refer to Note 9 for additional details.

Separate Accounts

Separate account assets represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. Separate account assets are primarily recorded at fair value, with the value of separate account liabilities set to equal the fair value of separate account assets. Separate account assets are primarily comprised of public, privately-registered and non-registered mutual funds, whose fair value is primarily based on the funds’ net asset value. Other separate account assets are recorded at fair value based on the methodology that is applicable to the underlying assets. In limited circumstances, other separate account assets are recorded at book value when the policyholder does not participate in the underlying portfolio experience.

Separate account liabilities, in conjunction with accrued transfers from separate accounts, represent contractholders’ funds adjusted for possible future surrender charges in accordance with the CARVM and the CRVM, respectively. The difference between full account value and CARVM/CRVM is reflected in accrued transfers to/from separate accounts, as prescribed by the NAIC, in the statutory statements of admitted assets, liabilities, capital and surplus. The annual change in the difference between full account value and CARVM/CRVM and its applicable federal income tax is reflected in the statutory statements of operations as part of the net transfers to/from separate accounts and federal income tax, respectively.

Retained Assets

The Company does not retain beneficiary assets. During a death benefit claim, the death benefit settlement method is payment to the beneficiary in the form of a check or electronic funds transfer.

Investments

Bonds and stocks of unaffiliated companies. Bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value. Preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value. Common stocks are stated at fair value. Changes in the fair value of bonds and stocks stated at fair value are charged to capital and surplus.

Loan-backed and structured securities, which are included in bonds in the statutory financial statements, are stated in a manner consistent with the bond guidelines, but with additional consideration given to the special valuation rules implemented by the NAIC applicable to residential mortgage-backed securities that are not backed by U.S. government agencies, commercial mortgage-backed securities and certain other structured securities. Under these guidelines, an initial and adjusted NAIC designation is determined for each security. The initial NAIC designation, which takes into consideration the security’s amortized cost relative to an NAIC-prescribed valuation matrix, is used to determine the reporting basis (i.e., amortized cost or lower of amortized cost or fair value).

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

Interest income is recognized when earned, while dividends are recognized when declared. The Company nonadmits investment income due and accrued when amounts are over 90 days past due.

For investments in loan-backed and structured securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions, generally obtained using a model provided by a third-party vendor, and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

Purchases and sales of bonds and stocks are recorded on the trade date, with the exception of private placement bonds, which are recorded on the funding date. Realized gains and losses are determined on a specific identification method on the trade date.

Independent pricing services are most often utilized to determine the fair value of bonds and stocks for which market quotations, quotations on comparable securities or models are used. These are compared to pricing from additional sources when available. Pricing may also be received directly from third-party managers who utilize various methodologies, primarily discounted cash flow models using market-based interest rates and spreads, adjusted for borrower-specific factors. For these bonds and stocks, the Company obtains the pricing services’ and managers’ methodologies and classifies the investments accordingly in the fair value hierarchy.

Corporate pricing matrices are used in valuing certain bonds. The corporate pricing matrices were developed using publicly and privately available spreads segmented by various weighted average lives and credit quality ratings. Certain private placement bonds have adjusted spreads to capture the impacts of liquidity premium based on industry sector. The weighted average life and credit quality rating of a particular bond to be priced using those matrices are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate industry sector or U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular bond.

Non-binding broker quotes are also utilized to determine the fair value of certain bonds when deemed appropriate or when valuations are not available from independent pricing services or corporate pricing matrices. These bonds are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers, as the brokers often do not provide the necessary transparency into their quotes and methodologies. At least annually, the Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investment’s fair value. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

For all bonds, the Company considers its ability and intent to hold the security for a period of time sufficient to allow for the anticipated recovery in value, the expected recovery of principal and interest and the extent to which the fair value has been less than amortized cost. If the decline in fair value to below amortized cost is determined to be other-than-temporary, a realized loss is recorded equal to the difference between the amortized cost of the investment and its fair value.

The Company periodically reviews loan-backed and structured securities in an unrealized loss position by comparing the present value of cash flows, including estimated prepayments, expected to be collected from the security to the amortized cost basis of the security. If the present value of cash flows expected to be collected, discounted at the security’s effective interest rate, is less than the amortized cost basis of the security, the impairment is considered other-than-temporary and a realized loss is recorded.

All other bonds in an unrealized loss position are periodically reviewed to determine if a decline in fair value to below amortized cost is other-than-temporary. Factors considered during this review include timing and amount of expected cash flows, ability of the issuer to meet its obligations, financial condition and future prospects of the issuer, amount and quality of any underlying collateral and current economic and industry conditions that may impact an issuer.

Stocks may experience other-than-temporary impairment based on the prospects for full recovery in value in a reasonable period of time and the Company’s ability and intent to hold the stock to recovery. If a stock is determined to be other-than-temporarily impaired, a realized loss is recorded equal to the difference between the cost basis of the investment and its fair value.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

Investments in subsidiaries. The investment in the Company’s wholly-owned insurance subsidiaries, NLAIC, JNL and Eagle, are carried using the equity method of accounting applicable to U.S. insurance SCA entities. This requires the investment to be recorded based on the value of its underlying audited statutory surplus. Furthermore, the equity method of accounting would be discontinued if the investment is reduced to zero, unless the Company has guaranteed obligations of the subsidiary or otherwise committed to provide further financial support. The Company’s investment in NISC and NIA, wholly-owned non-insurance subsidiaries, are carried using the equity method of accounting applicable to U.S. non-insurance SCA entities. This requires the investment to be recorded based on its underlying audited GAAP equity. Investments in NLAIC, JNL and NISC are included in stocks, and the investment in Eagle is included in other invested assets on the statutory statements of admitted assets, liabilities, capital and surplus.

Mortgage loans, net of allowance. The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. Mortgage loans are held at unpaid principal balance adjusted for premiums and discounts, less an allowance for credit losses. The Company also holds commercial mortgage loans of these property types that are under development. Mortgage loans under development are collateralized by first-priority liens on real estate, partnership equity interests and common stock.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan. Third-party appraisals are obtained to support loaned amounts as the loans are collateral dependent or guaranteed.

The collectability and value of a mortgage loan is based on the ability of the borrower to repay and/or the value of the underlying collateral. Many of the Company’s mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property. Loans are considered delinquent when contractual payments are 90 days past due.

Mortgage loans require an allowance for credit losses when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan requires an allowance for credit losses, a provision for losses is established equal to the difference between the carrying value and the fair value of the collateral less costs to sell. Allowance for credit losses charges are recorded in net unrealized capital gains and losses. In the event an allowance for credit losses charge is reversed, the recovery is also recorded in net unrealized capital gains and losses. If the mortgage loan is determined to be other-than-temporarily impaired, a realized loss is recorded equal to the difference between the cost basis of the loan and the fair value of the collateral less estimated costs to obtain and sell. Any previously recorded allowance for credit losses is reversed.

Management evaluates the credit quality of individual mortgage loans and the portfolio as a whole through a number of loan quality measurements, including, but not limited to, loan-to-value (“LTV”) and debt service coverage (“DSC”) ratios. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan. These loan quality measurements contribute to management’s assessment of relative credit risk in the mortgage loan portfolio. Based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of an allowance for credit losses, are collectible. This process identifies the risk profile and potential for loss individually and in the aggregate for the commercial mortgage loan portfolios. These factors are updated and evaluated at least annually. Due to the nature of the collateral underlying mortgage loans under development, these loans are not evaluated using the LTV and DSC ratios described above and instead are evaluated using other qualitative metrics.

Interest income on performing mortgage loans is recognized in net investment income over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received. Loans are restored to accrual status when the principal and interest is current and it is determined the future principal and interest payments are probable or the loan is modified.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are held at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Cash and cash equivalents. Cash and cash equivalents include highly liquid investments with original maturities of less than three months and amounts on deposit in internal qualified cash pools. The Company and various affiliates maintain agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants in the internal qualified cash pool.

Short-term investments. Short-term investments primarily consist of outstanding unsecured promissory notes with initial maturity dates of one-year or less with certain affiliates. The Company carries short-term investments at amortized cost, which approximates fair value.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

Securities Lending. The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income in the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of the loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total invested assets of the Company. Periodically, the Company may receive non-cash collateral, which would be recorded off-balance sheet. The Company recognizes loaned securities in bonds. A securities lending payable is recorded for the amount of cash collateral received. If the fair value of the collateral received (cash and/or securities) is less than the fair value of the securities loaned, the shortfall is nonadmitted. Net income received from securities lending activities is included in net investment income. Because the borrower or the Company may terminate a securities lending transaction at any time, if loans are terminated in advance of the reinvested collateral asset maturities, the Company would repay its securities lending obligations from operating cash flows or the proceeds of sales from its investment portfolio, which includes significant liquid securities.

Other invested assets. Other invested assets consist primarily of alternative investments in private equity funds, private debt funds, tax credit funds, real estate partnerships, limited liability companies, joint ventures and the investment in Eagle. Except for investments in certain tax credit funds, these investments are recorded using the equity method of accounting. Changes in carrying value as a result of the equity method are reflected as net unrealized capital gains and losses as a direct adjustment to capital and surplus. Gains and losses are generally recognized through income at the time of disposal or when operating distributions are received. Partnership interests in tax credit funds are held at amortized cost with amortization charged to net investment income over the period in which the tax benefits, primarily credits, are earned. Tax credits are recorded as an offset to tax expense in the period utilized.

The Company sold $3.2 billion, $3.1 billion and $2.9 billion in Tax Credit Funds to unrelated third parties with outstanding guarantees as of December 31, 2024, 2023 and 2022, respectively. The Company guarantees after-tax benefits to the third-party investors through periods ending in 2042. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, the Company must fund any shortfall. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $2.4 billion as of December 31, 2024, but the Company does not anticipate making any material payments related to the guarantees. The Company’s risks are mitigated in the following ways: (1) the Company has the right to buyout the equity related to the guarantee under certain circumstances, (2) the Company may replace underperforming properties to mitigate exposure to guarantee payments, (3) the Company oversees the asset management of the deals and (4) changes in tax laws are explicitly excluded from the Company’s guarantees of after-tax benefits.

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks primarily associated with interest rates, equity markets and foreign currency. These derivative instruments primarily include interest rate swaps, cross-currency swaps, total return swaps, futures and options.

Derivative instruments used in hedging transactions considered to be effective hedges are reported in a manner consistent with the hedged items. With the exception of derivatives applying the prescribed practice under OAC 3901-1-67, derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value with changes in fair value recorded in capital and surplus as unrealized gains or losses.

The fair value of derivative instruments is determined using various valuation techniques relying predominantly on observable market inputs and internal models. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels.

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the forms of cash and marketable securities. Non-cash collateral received is recorded off-balance sheet.

Cash flows and payment accruals on derivatives are recorded in net investment income in the statutory statements of operations and cash flow. Cash flows associated with the acquisition, maturity, and termination of derivative instruments are recorded as investing activities in derivative assets in the statutory statements of cash flow.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, including market, income and cost approaches.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes assets and liabilities held at fair value in the statutory statements of admitted assets, liabilities, capital and surplus as follows:

Level 1. Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

Level 2. Unadjusted quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, Secured Overnight Financing Rate (“SOFR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimates of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs. Primary inputs to this valuation technique include broker quotes and comparative trades.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in the observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the reporting period in which the change occurs.

Asset Valuation Reserve

The Company maintains an AVR as prescribed by the NAIC for the purpose of offsetting potential credit related investment losses on each invested asset category, excluding cash, policy loans and income receivable. The AVR contains a separate component for each category of invested assets. The change in AVR is charged or credited directly to capital and surplus.

Interest Maintenance Reserve

The Company records an IMR as prescribed by the NAIC, which represents the net deferral for interest-related gains or losses arising from the sale of certain investments, such as bonds, mortgage loans and loan-backed and structured securities sold. The IMR is applied as follows:

•

for bonds, the designation from the NAIC Capital Markets and Investments Analysis Office must not have changed more than one designation between the beginning of the holding period and the date of sale;

•	the bond must never have been classified as a default security;

•

for mortgage loans, during the prior two years, they must not have had interest more than 90 days past due, been in the process of foreclosure or in the course of voluntary conveyance, nor had restructured terms; and

•	for loan-backed and structured securities, all interest-related other-than-temporary impairments and interest- related realized gains or losses on sales of the securities.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

The realized gains or losses, net of related federal income tax, from the applicable bonds and mortgage loans sold, have been removed from the net realized gain or loss amounts and established as the IMR. The IMR is amortized into income such that the amount of each capital gain or loss amortized in a given year is based on the excess of the amount of income which would have been reported that year, if the asset had not been disposed of over the amount of income which would have been reported had the asset been repurchased at its sale price. In the event the unamortized IMR liability balance is negative, the balance is reclassified to an asset and evaluated for admittance under INT 23-01, Net Negative (Disallowed) Interest Maintenance Reserve (“INT 23-01”). The Company utilizes the grouped method for amortization. Under the grouped method, the IMR is amortized into income over the remaining period to expected maturity based on the groupings of the individual securities into five-year bands. Refer to Recently Adopted Accounting Standards for additional discussion of IMR.

Goodwill

For companies whose operations are primarily insurance related, goodwill is the excess of the cost to acquire a company over the Company’s share of the statutory book value of the acquired entity. Goodwill is recorded in stocks in the statutory statements of admitted assets, liabilities and surplus. Goodwill is amortized on a straight-line basis over the period of economic benefit, not to exceed ten years, with a corresponding charge to surplus. Goodwill was immaterial as of December 31, 2024 and 2023.

Federal Income Taxes

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets, net of any nonadmitted portion and statutory valuation allowance, and deferred tax liabilities, are recognized for the expected future tax consequences attributable to differences between the statutory financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. The change in deferred taxes is recognized directly in surplus, with the impact of taxes on unrealized capital gains or losses and nonadmitted assets reported separately in the statutory statements of changes in capital and surplus.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the statutory financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that the Company believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. The Company believes its tax reserves reasonably provide for potential assessments that may result from Internal Revenue Service (“IRS”) examinations and other tax-related matters for all open tax years.

The Company is included in the NMIC consolidated federal income tax return.

Reinsurance Ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not relieve the Company of its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the statutory statements of admitted assets, liabilities, capital and surplus on a net basis within the related future policy benefits and claims of the Company.

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 3% of the Company’s life insurance in force in 2024 and 2023, and 47% and 48% of the number of life insurance policies in force in 2024 and 2023, respectively. The provision for policyholder dividends was based on the respective year’s dividend scales, as approved by the Board of Directors. Policyholder dividends are recognized when declared. No additional income was allocated to participating policyholders during 2024 and 2023.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

Correction of Error

During 2022, the Company identified and corrected an error in annuity product allocation drivers for general operating expenses between the Company and NLAIC that resulted in an understatement of the Company’s general insurance expenses for the years ended December 31, 2021, 2020 and 2019. In accordance with SSAP No. 3, Accounting Changes and Corrections of Errors (“SSAP No. 3”), the total prior period correction was recorded as a decrease to total surplus of $45 million, a decrease to total assets of $13 million and an increase to total liabilities of $32 million as of January 1, 2022. Additionally, the Company’s subsidiary, NLAIC, identified and corrected errors as of January 1, 2022 that increased the Company’s investment in NLAIC and total surplus by $6 million. The net decrease to the Company’s total surplus of $39 million in 2022 as a result of these corrections is reported as a negative adjustment to unassigned surplus.

Recently Adopted Accounting Standards

Effective December 31, 2023, the Company adopted INT 23-04, Life Reinsurance Liquidation Questions, that addresses accounting and reporting questions about a recent life reinsurer liquidation. On July 18, 2023, Scottish Re U.S. (“SRUS”) was declared insolvent and ordered liquidated by the Court of Chancery of the State of Delaware, resulting in termination of the reinsurance agreements between the Company and SRUS on September 30, 2023, and recapture of the ceded liabilities. The Company has accrued adequate provisions as of December 31, 2023, in accordance with SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets, related to SRUS reinsurance recoverables. During 2024, the Company received a final payment from the assets previously held in a trust by SRUS that secured annuity reinsurance recoverables of $19 million in full satisfaction of the outstanding annuity reinsurance recoverables from SRUS.

Effective September 30, 2023, the Company adopted INT 23-01, a short-term solution related to the accounting treatment of an insurer’s negative IMR balance. INT 23-01 allows an insurer with an authorized control level RBC greater than 300%, after an adjustment to total adjusted capital, to admit negative IMR up to 10% of its general account capital and surplus, subject to certain restrictions and reporting obligations. There is no admitted disallowed IMR in the separate accounts. Fixed income investments generating IMR losses comply with the Company’s investment policies. There are no deviations from the investment policies and sales were not compelled by liquidity pressures. The Company has not allocated gains or losses to IMR from derivatives that were reported at fair value prior to the termination of the derivative. As of December 31, 2024 and 2023, the Company has $116 million and $93 million, respectively, of admitted disallowed IMR in capital and surplus in the general account.

Subsequent Events

The Company evaluated subsequent events through March 20, 2025, the date the statutory financial statements were issued.

On January 30, 2025, the Company entered into a definitive Purchase Agreement to acquire the employer stop loss business of The Allstate Corporation, which comprises Direct General Life Insurance Company, NSM Sales Corporation and The Association Benefits Solution, LLC, for $1.25 billion. The transaction is subject to regulatory approvals and other customary closing conditions.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

(3)	Analysis of Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics

The following table summarizes the analysis of individual annuity actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in millions)	General account[1]	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total
December 31, 2024
Subject to discretionary withdrawal:
With market value adjustment	$7,075	$41	$-	$7,116	8%
At book value less current surrender charge of 5% or more	2,849	-	-	2,849	4%
At fair value	-	-	64,460	64,460	80%
Total with market value adjustment or at fair value	$9,924	$41	$64,460	$74,425	92%
At book value without adjustment (minimal or no charge or adjustment)	3,446	-	5	3,451	4%
Not subject to discretionary withdrawal	2,867	-	56	2,923	4%
Total, gross	$16,237	$41	$64,521	$80,799	100%
Less: Reinsurance ceded	(88)	-	-	(88)
Total, net	$16,149	$41	$64,521	$80,711

Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$65	$-	$-	$65

December 31, 2023
Subject to discretionary withdrawal:
With market value adjustment	$4,389	$64	$-	$4,453	6%
At book value less current surrender charge of 5% or more	2,210	-	-	2,210	3%
At fair value	10	-	61,993	62,003	83%
Total with market value adjustment or at fair value $	6,609	$64	$61,993	$68,666	92%
At book value without adjustment (minimal or no charge or adjustment)	3,532	-	6	3,538	5%
Not subject to discretionary withdrawal	2,342	-	62	2,404	3%
Total, gross	$12,483	$64	$62,061	$74,608	100%
Less: Reinsurance ceded	(98)	-	-	(98)
Total, net	$12,385	$64	$62,061	$74,510

Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$78	$-	$-	$78
[1]	Includes reserves applying the prescribed practice under OAC 3901-1-67, as disclosed in Note 2.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

The following table summarizes the analysis of group annuity actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in millions)	General account[1]	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total
December 31, 2024
Subject to discretionary withdrawal:
With market value adjustment	$16,049	$1,696	$-	$17,745	42%
At book value less current surrender charge of 5% or more	-	-	-	-	0%
At fair value	-	-	19,048	19,048	46%
Total with market value adjustment or at fair value	$16,049	$1,696	$19,048	$36,793	88%
At book value without adjustment (minimal or no charge or adjustment)	3,558	-	-	3,558	8%
Not subject to discretionary withdrawal	1,175	478	2	1,655	4%
Total, gross	$20,782	$2,174	$19,050	$42,006	100%
Less: Reinsurance ceded	(26)	-	-	(26)
Total, net	$20,756	$2,174	$19,050	$41,980

Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$-	$-	$-	$-

December 31, 2023
Subject to discretionary withdrawal:
With market value adjustment	$17,300	$1,857	$-	$19,157	45%
At book value less current surrender charge of 5% or more	2	-	-	2	0%
At fair value	-	-	17,922	17,922	43%
Total with market value adjustment or at fair value	$17,302	$1,857	$17,922	$37,081	88%
At book value without adjustment (minimal or no charge or adjustment)	3,867	-	-	3,867	9%
Not subject to discretionary withdrawal	1,237	102	-	1,339	3%
Total, gross	$22,406	$1,959	$17,922	$42,287	100%
Less: Reinsurance ceded	(29)	-	-	(29)
Total, net	$22,377	$1,959	$17,922	$42,258

Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$2	$-	$-	$2
[1]	Includes reserves applying the prescribed practice under OAC 3901-1-67, as disclosed in Note 2.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

The following table summarizes the analysis of deposit-type contracts and other liabilities without life or disability contingencies by withdrawal characteristics, as of the dates indicated:

(in millions)	General account	Separate account non- guaranteed	Total	% of Total
December 31, 2024
Subject to discretionary withdrawal:
With market value adjustment	$1	$-	$1	0%
At fair value	10	-	10	0%
Total with market value adjustment or at fair value	$11	$-	$11	0%
At book value without adjustment (minimal or no charge or adjustment)	835	2	837	17%
Not subject to discretionary withdrawal	4,113	18	4,131	83%
Total, gross	$4,959	$20	$4,979	100%
Less: Reinsurance ceded	-	-	-
Total, net	$4,959	$20	$4,979
December 31, 2023
Subject to discretionary withdrawal:
With market value adjustment	$1	$-	$1	0%
At fair value	-	-	-	0%
Total with market value adjustment or at fair value	$1	$-	$1	0%
At book value without adjustment (minimal or no charge or adjustment)	781	2	783	17%
Not subject to discretionary withdrawal	3,677	17	3,694	83%
Total, gross	$4,459	$19	$4,478	100%
Less: Reinsurance ceded	-	-	-
Total, net	$4,459	$19	$4,478

The following table is a reconciliation of total annuity actuarial reserves and deposit fund liabilities, as of the dates indicated:

	December 31,
(in millions)	2024	2023
Life, accident and health annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$36,892	$34,748
Supplemental contracts with life contingencies, net	13	14
Deposit-type contracts	4,959	4,459
Subtotal	$41,864	$39,221
Separate accounts annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$85,786	$82,006
Other contract deposit funds	20	19
Subtotal	$85,806	$82,025
Total annuity actuarial reserves and deposit fund liabilities, net	$127,670	$121,246

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

The following table summarizes the analysis of life insurance actuarial reserves by withdrawal characteristics, as of the dates indicated:

	General account			Separate account - nonguaranteed
(in millions)	Account value	Cash value	Reserve	Account value	Cash value	Reserve
December 31, 2024
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$-	$50	$50	$-	$-	$-
Universal life	2,560	2,568	2,729	-	-	-
Universal life with secondary guarantees	486	430	1,154	-	-	-
Indexed universal life with secondary guarantees	408	327	438	-	-	-
Other permanent cash value life insurance	-	1,838	2,305	-	-	-
Variable life	3,125	3,166	3,295	35,196	35,192	35,277
Subtotal	$6,579	$8,379	$9,971	$35,196	$35,192	$35,277
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	-	-	127	-	-	-
Accidental death benefits	-	-	1	-	-	-
Disability - active lives	-	-	18	-	-	-
Disability - disabled lives	-	-	60	-	-	-
Miscellaneous reserves	-	-	32	-	-	-
Total, gross	$6,579	$8,379	$10,209	$35,196	$35,192	$35,277
Less: Reinsurance ceded	(8)	(8)	(138)	-	-	-
Total, net	$6,571	$8,371	$10,071	$35,196	$35,192	$35,277

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

	General account			Separate account - nonguaranteed
(in millions)	Account value	Cash value	Reserve	Account value	Cash value	Reserve
December 31, 2023
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$-	$10	$10	$-	$-	$-
Universal life	2,616	2,629	2,790	-	-	-
Universal life with secondary guarantees	453	390	1,032	-	-	-
Indexed universal life with secondary guarantees	341	265	367	-	-	-
Other permanent cash value life insurance	-	1,919	2,398	-	-	-
Variable life	3,435	3,483	3,603	29,611	29,607	29,607
Subtotal	$6,845	$8,696	$10,200	$29,611	$29,607	$29,607
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	-	-	181	-	-	-
Accidental death benefits	-	-	1	-	-	-
Disability - active lives	-	-	17	-	-	-
Disability - disabled lives	-	-	59	-	-	-
Miscellaneous reserves	-	-	32	-	-	-
Total, gross	$6,845	$8,696	$10,490	$29,611	$29,607	$29,607
Less: Reinsurance ceded	(8)	(8)	(151)	-	-	-
Total, net	$6,837	$8,688	$10,339	$29,611	$29,607	$29,607

The following table is a reconciliation of life insurance actuarial reserves, as of the dates indicated:

	December 31,
(in millions)	2024	2023
Life, accident and health annual statement:
Life Insurance, net	$9,971	$10,241
Accidental death benefits, net	1	1
Disability - active lives, net	18	17
Disability - disabled lives, net	54	53
Miscellaneous reserves, net	27	27
Subtotal	$10,071	$10,339
Separate accounts annual statement:
Life insurance[1]	$35,585	$29,909
Subtotal	$35,585	$29,909
Total life insurance actuarial reserves, net	$45,656	$40,248
[1]	Life insurance account value, cash value and reserve include separate accounts with guarantees of $308 million and $302 million for universal life as of December 31, 2024 and 2023, respectively.

The total direct premium written by managing general agents and third-party administrators was $528 million, $451 million and $415 million as of December 31, 2024, 2023 and 2022, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

(4)	Separate Accounts

The Company’s separate account statement includes assets legally insulated from the general account as of the dates indicated, attributed to the following product lines:

	December 31, 2024		December 31, 2023
(in millions)	Separate account assets legally insulated	Separate account assets (not legally insulated)	Separate account assets legally insulated	Separate account assets (not legally insulated)
Product / Transaction:
Individual annuities	$70,404	$-	$67,634	$-
Group annuities	16,203	-	15,453	-
Life insurance	35,783	-	30,082	-
Pension risk transfer group annuities	482	-	101	-
Total	$122,872	$-	$113,270	$-

The following table summarizes amounts paid towards separate account guarantees by the general account and related risk charges paid by the separate account for the years ended:

(in millions)	Total paid toward separate account guarantees	Risk charges paid to general account
2024	$25	$741
2023	$78	$780
2022	$79	$722
2021	$12	$674
2020	$26	$631

The Company does not engage in securities lending transactions within its separate accounts.

Most separate accounts held by the Company relate to individual and group variable annuity and variable universal life insurance contracts of a non-guaranteed return nature. The net investment experience of the separate accounts is credited directly to the contract holder and can be positive or negative. The individual variable annuity contracts generally provide an incidental death benefit of the greater of account value or premium paid (net of prior withdrawals). However, many individual variable annuity contracts also provide death benefits equal to (i) the most recent fifth-year anniversary account value, (ii) the highest account value on any previous anniversary, (iii) premiums paid increased 5% or certain combinations of these, all adjusted for prior withdrawals. The death benefit and cash value under the variable universal life policies may vary with the investment performance of the underlying investments in the separate accounts. The assets and liabilities of these separate accounts are carried at fair value and are non-guaranteed.

Certain other separate accounts offered by the Company contain groups of variable universal life policies wherein the assets supporting account values on the underlying policies reside in private placement separate accounts. They provide a quarterly interest rate based on a crediting formula that reflects the market value to book value ratio of the investments, investment portfolio yield and a specified duration.

Certain other separate accounts relate to a guaranteed term option, which provides a guaranteed interest rate that is paid over certain maturity durations ranging from three to ten years, so long as certain conditions are met. If amounts allocated to the guaranteed term option are distributed prior to the maturity period, a market value adjustment can be assessed. The assets and liabilities of these separate accounts are carried at fair value.

The Company has a separate account that holds group annuity contracts offered through the Company’s PRT business, wherein the Company provides guaranteed benefit payments to annuitants. The Company issues PRT business out of both the general and separate accounts, and within both, the assets and liabilities of this business are carried at amortized cost. The PRT separate account business has been included as a nonindexed guarantee less than or equal to 4%.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

Another separate account offered by the Company contains a group of universal life policies wherein the assets supporting the account values on the underlying policies reside in a private placement separate account. It provides an annual interest rate guarantee, subject to a minimum guarantee of 3%. The interest rate declared each year reflects the anticipated investment experience of the account. The business has been included as a nonindexed guarantee less than or equal to 4%.

The following tables summarize the separate account reserves of the Company, as of the dates indicated:

(in millions)	Nonindexed guarantee less than or equal to 4%	Nonindexed guarantee more than 4%	Nonguaranteed separate accounts	Total
December 31, 2024
Premiums, considerations or deposits	$500	$-	$9,207	$9,707
Reserves
For accounts with assets at:
Fair value	$1,629	$108	$118,868	$120,605
Amortized cost	786	-	-	786
Total reserves[1]	$2,415	$108	$118,868	$121,391
By withdrawal characteristics: With market value adjustment	$1,629	$108	$-	$1,737
At fair value	-	-	118,785	118,785
At book value without market value adjustment and with current surrender charge less than 5%	308	-	7	315
Subtotal	$1,937	$108	$118,792	$120,837
Not subject to discretionary withdrawal	478	-	76	554
Total reserves[1]	$2,415	$108	$118,868	$121,391
1

The total reserves balance does not equal the liabilities related to separate accounts of $122.9 billion in the statutory statements of admitted assets, liabilities, capital and surplus by $1.5 billion, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

(in millions)	Nonindexed guarantee less than or equal to 4%	Nonindexed guarantee more than 4%	Nonguaranteed separate accounts	Total
December 31, 2023
Premiums, considerations or deposits	$88	$-	$6,181	$6,269
Reserves
For accounts with assets at:
Fair value	$1,781	$143	$109,609	$111,533
Amortized cost	401	-	-	401
Total reserves[1]	$2,182	$143	$109,609	$111,934
By withdrawal characteristics: With market value adjustment	$1,779	$143	$-	$1,922
At fair value	-	-	109,522	109,522
At book value without market value adjustment and with current surrender charge less than 5%	304	-	6	310
Subtotal	$2,083	$143	$109,528	$111,754
Not subject to discretionary withdrawal	99	-	81	180
Total reserves[1]	$2,182	$143	$109,609	$111,934
1

The total reserves balance does not equal the liabilities related to separate accounts of $113.3 billion in the statutory statements of admitted assets, liabilities, capital and surplus by $1.3 billion, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

The following table is a reconciliation of net transfers from separate accounts, as of the dates indicated:

	December 31,
(in millions)	2024	2023	2022
Net transfers as reported in the statutory statements of operations of the separate accounts:
Transfers to separate accounts	$9,707	$6,268	$7,757
Transfers from separate accounts	(12,859)	(9,446)	(8,860)
Net transfers from separate accounts	$(3,152)	$(3,178)	$(1,103)
Reconciling adjustments:
Exchange accounts offsetting in the general account	(431)	(889)	(606)
Fees not included in general account transfers	57	41	47
Other miscellaneous adjustments not included in the general account balance	57	284	27
Net transfers as reported in the statutory statements of operations	$(3,469)	$(3,742)	$(1,635)

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

(5)	Investments

Bonds and Stocks

The following table summarizes the carrying value, the excess of fair value over carrying value, the excess of carrying value over fair value and the fair value of bonds and stocks, as of the dates indicated:

(in millions)	Carrying value	Fair value in excess of carrying value	Carrying value in excess of fair value	Fair value
December 31, 2024
Bonds:
U.S. Government	$65	$-	$1	$64
States, territories and possessions	823	4	69	758
Political subdivisions	289	5	22	272
Special revenues	2,893	23	317	2,599
Industrial and miscellaneous	32,850	191	2,484	30,557
Loan-backed and structured securities	8,878	50	257	8,671
Total bonds	$45,798	$273	$3,150	$42,921
Common stocks unaffiliated	$221	$-	$-	$221
Preferred stocks unaffiliated	42	-	-	42
Total unaffiliated stocks[1]	$263	$-	$-	$263
Total bonds and unaffiliated stocks[1]	$46,061	$273	$3,150	$43,184

December 31, 2023
Bonds:
U.S. Government	$173	$3	$-	$176
States, territories and possessions	609	10	44	575
Political subdivisions	371	11	21	361
Special revenues	2,994	57	248	2,803
Industrial and miscellaneous	31,796	311	2,206	29,901
Loan-backed and structured securities	7,924	38	304	7,658
Total bonds	$43,867	$430	$2,823	$41,474
Common stocks unaffiliated	$231	$-	$-	$231
Preferred stocks unaffiliated	47	-	1	46
Total unaffiliated stocks[1]	$278	$-	$1	$277
Total bonds and unaffiliated stocks[1]	$44,145	$430	$2,824	$41,751
1

Excludes affiliated common stocks with a carrying value of $3.7 billion and 3.4 billion as of December 31, 2024 and 2023, respectively. Affiliated common stocks include investment in NLAIC and JNL of $3.5 billion and $209 million as of December 31, 2024, respectively. Affiliated common stocks include investment in NLAIC and JNL of $3.2 billion and $203 million as of December 31, 2023, respectively.

The carrying value of bonds on deposit with various states as required by law was immaterial as of December 31, 2024 and 2023.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

The following table summarizes the carrying value and fair value of bonds, by contractual maturity, as of December 31, 2024. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties:

(in millions)	Carrying value	Fair value
Bonds:
Due in one year or less	$1,460	$1,454
Due after one year through five years	11,078	10,795
Due after five years through ten years	10,554	9,999
Due after ten years	13,828	12,002
Total bonds excluding loan-backed and structured securities	$36,920	$34,250
Loan-backed and structured securities	8,878	8,671
Total bonds	$45,798	$42,921

The following table summarizes the fair value and unrealized losses on bonds and stocks (amount by which cost or amortized cost exceeds fair value), for which other-than-temporary declines in value have not been recognized, based on the amount of time each type of bond or stock has been in an unrealized loss position, as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in millions)	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
December 31, 2024
Bonds:
U.S. Government	$53	$1	$1	$-	$54	$1
States, territories and possessions	280	10	326	60	606	70
Political subdivisions	12	1	137	21	149	22
Special revenues	439	16	1,686	301	2,125	317
Industrial and miscellaneous	5,205	165	18,171	2,484	23,376	2,649
Loan-backed and structured securities	358	2	2,177	258	2,535	260
Total bonds	$6,347	$195	$22,498	$3,124	$28,845	$3,319
Common stocks unaffiliated	$-	$-	$-	$-	$-	$-
Preferred stocks unaffiliated	3	-	1	-	4	-
Total unaffiliated stocks	$3	$-	$1	$-	$4	$-
Total bonds and unaffiliated stocks	$6,350	$195	$22,499	$3,124	$28,849	$3,319

December 31, 2023
Bonds:
U.S. Government	$79	$-	$1	$-	$80	$-
States, territories and possessions	30	-	373	44	403	44
Political subdivisions	51	-	148	21	199	21
Special revenues	45	1	1,934	247	1,979	248
Industrial and miscellaneous	1,093	43	21,615	2,266	22,708	2,309
Loan-backed and structured securities	485	2	4,671	303	5,156	305
Total bonds	$1,783	$46	$28,742	$2,881	$30,525	$2,927
Common stocks unaffiliated	$-	$-	$37	$5	$37	$5
Preferred stocks unaffiliated	3	-	6	-	9	-
Total unaffiliated stocks	$3	$-	$43	$5	$46	$5
Total bonds and unaffiliated stocks	$1,786	$46	$28,785	$2,886	$30,571	$2,932

As of December 31, 2024, management evaluated securities in an unrealized loss position for impairment. As of the reporting date, the Company has the intent and ability to hold these securities until the fair value recovers, which may be at maturity, and therefore, does not consider the securities to be other-than-temporarily impaired.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

As of December 31, 2024, the Company had the intent to sell an immaterial balance of loan-backed and structured securities identified as having an other-than-temporary impairment. There were no loan-backed and structured securities with an other-than-temporary impairment that were intended to be sold as of December 31, 2023.

Mortgage Loans, Net of Allowance

The following table summarizes the amortized cost of mortgage loans and the related allowance for credit losses as of the dates indicated:

	December 31,
(in millions)	2024	2023
Total amortized cost	$9,619	$9,146
Less: Allowance for credit losses	-	2
Mortgage loans, net of allowance[1,2]	$9,619	$9,144

1	For the years ended December 31, 2024, 2023 and 2022, changes in the allowance for credit losses were immaterial and due to current period provisions.

2

Effective January 1, 2023, the Company changed its method for reserving for mortgage loans by removing the need for a non-specific reserve. In the Company’s judgment, the change in reserving approach appropriately reflects the credit risk inherent for mortgage loans held. The impact of the change was recorded as a reversal of the non-specific reserves, resulting in an increase to unassigned surplus of $4 million and recorded through ‘Other, net’ activity within the statutory statements of changes in capital and surplus. There was no impact on net income.

As of December 31, 2024 and 2023, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial.

The following table summarizes the LTV ratio and DSC ratio of the mortgage loan portfolio as of the dates indicated:

	LTV ratio			DSC ratio
(in millions)	Less than 90%	90% or greater	Total	Greater than 1.00	Less than or equal to 1.00	Total
December 31, 2024
Apartment	$3,790	$58	$3,848	$3,771	$77	$3,848
Industrial	1,977	62	2,039	2,039	-	2,039
Office	902	178	1,080	1,046	34	1,080
Retail	1,974	12	1,986	1,978	8	1,986
Other	250	-	250	207	43	250
Total[1]	$8,893	$310	$9,203	$9,041	$162	$9,203
Weighted average DSC ratio	2.16	1.39	2.13	n/a	n/a	n/a
Weighted average LTV ratio	n/a	n/a	n/a	60%	72%	60%

December 31, 2023
Apartment	$3,831	$22	$3,853	$3,823	$29	$3,852
Industrial	1,842	-	1,842	1,842	-	1,842
Office	1,057	71	1,128	1,126	3	1,129
Retail	1,888	8	1,896	1,887	9	1,896
Other	256	-	256	216	40	256
Total[1]	$8,874	$101	$8,975	$8,894	$81	$8,975
Weighted average DSC ratio	2.20	1.33	2.19	n/a	n/a	n/a
Weighted average LTV ratio	n/a	n/a	n/a	56%	71%	57%

1	Excludes $416 million and $171 million of commercial mortgage loans that were under development as of December 31, 2024 and 2023, respectively.

As of December 31, 2024 and 2023, the Company has a diversified mortgage loan portfolio with no more than 22% and 23%, respectively, in a geographic region in the U.S., no more than 44% in a property type and no more than 1% with any one borrower. The maximum and minimum lending rates for mortgage loans originated or acquired during 2024 were 12.0% and 5.1%, respectively, and for those originated or acquired during 2023 were 9.2% and 4.8%, respectively. As of December 31, 2024 and 2023, the maximum LTV ratio of any one loan at the time of loan origination was 89% and 78%, respectively. As of December 31, 2024 and 2023, the Company did not hold mortgage loans with interest 90 days or more past due. Additionally, there were no taxes, assessments or amounts advanced and not included in the mortgage loan portfolio.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

Securities Lending

The fair value of loaned securities was $1.1 billion and $922 million as of December 31, 2024 and 2023, respectively. The Company held $247 million and $359 million of cash collateral on securities lending as of December 31, 2024 and 2023, respectively. The carrying value and fair value of reinvested collateral assets were $247 million and $359 million and had a contractual maturity of under 30 days as of December 31, 2024 and 2023, respectively. The fair value of bonds acquired with reinvested collateral assets was $252 million and $366 million as of December 31, 2024 and 2023, respectively. There are no securities lending transactions that extend beyond one year as of the reporting date. The Company received $834 million and $584 million of non-cash collateral on securities lending as of December 31, 2024 and 2023, respectively.

Net Investment Income

The following table summarizes net investment income by investment type, for the years ended:

	December 31,
(in millions)	2024	2023	2022
Bonds	$2,151	$1,917	$1,511
Mortgage loans	413	357	334
Other invested assets	740	868	196
Policy loans	46	43	42
Derivative instruments[1]	39	24	19
Other	83	62	44
Gross investment income	$3,472	$3,271	$2,146
Investment expenses	(143)	(135)	(127)
Net investment income	$3,329	$3,136	$2,019

1	Includes net investment income applying the prescribed practice under OAC 3901-1-67, as disclosed in Note 2.

The amount of investment income due and accrued that was nonadmitted as of December 31, 2024 and 2023 was immaterial. Investment income due and accrued as of December 31, 2024 and 2023 that was admitted was $699 million and $965 million, respectively.

Net Realized Capital Gains and Losses

The following table summarizes net realized capital gains and losses for the years ended:

		December 31,
(in millions)	2024	2023	2022
Gross gains on sales	$55	$31	$31
Gross losses on sales	(102)	(68)	(149)
Net realized capital losses on sales	$(47)	$(37)	$(118)
Net realized derivative (losses) gains	(445)	(378)	284
Other-than-temporary impairments	(36)	(21)	(26)
Total net realized capital (losses) gains	$(528)	$(436)	$140
Tax expense (benefit) on net (losses) gains	1	(4)	3
Net realized capital (losses) gains, net of tax	$(529)	$(432)	$137
Less: Net realized capital losses transferred to the IMR	(53)	(30)	(103)
Net realized capital (losses) gains, net of tax and transfers to the IMR	$(476)	$(402)	$240

For the year ended December 31, 2024, gross realized gains and gross realized losses on sales of bonds were $29 million and $97 million, respectively. For the year ended December 31, 2023, gross realized gains and gross realized losses on sales of bonds were $25 million and $64 million, respectively. For the year ended December 31, 2022, gross realized gains and gross realized losses on sales of bonds were $7 million and $145 million, respectively.

The Company did not enter into any material repurchase transactions that would be considered wash sales during the years ended December 31, 2024, 2023 and 2022.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

Investment Commitments

The Company had unfunded commitments related to its investment in limited partnerships and limited liability companies totaling $1.3 billion and $1.0 billion as of December 31, 2024 and 2023, respectively. As of December 31, 2024 and 2023, there were $267 million and $99 million of commitments to purchase private placement bonds, respectively. There were $434 million and $490 million of outstanding commitments to fund mortgage loans as of December 31, 2024 and 2023, respectively.

(6)	Derivative Instruments

The Company is exposed to certain risks related to its ongoing business operations which are managed using derivative instruments.

Interest rate risk management. In the normal course of business, the Company enters into transactions that expose it to interest rate risk arising from mismatches between assets and liabilities. The Company may use interest rate swaps and futures to reduce or alter interest rate exposure.

Interest rate contracts are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns. As such, interest rate contracts are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa.

Equity market risk management. The Company issues a variety of insurance products that expose it to equity risks. To mitigate these risks, the Company enters into a variety of derivatives including equity index futures and options.

Indexed crediting risk management. The Company issues a variety of insurance and annuity products with indexed crediting features that expose the Company to risks related to the performance of an underlying index. To mitigate these risks, the Company enters into a variety of derivatives including index options, total return swaps and futures. The underlying indices can have exposure to equites, commodities and fixed income securities.

Other risk management. As part of its regular investing activities, the Company may purchase foreign currency denominated investments. These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument are intended to mitigate the changes in the functional-currency equivalent cash flows of the hedged item. To mitigate this risk, the Company uses cross-currency swaps.

Credit risk associated with derivatives transactions. The Company periodically evaluates the risks within the derivative portfolios due to credit exposure. When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty and changes in relevant market data in order to gain insight into the probability of default by the counterparty. The Company also considers the impact credit exposure could have on the effectiveness of the Company’s hedging relationships. As of December 31, 2024 and 2023, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

The following table summarizes the fair value, carrying value and related notional amounts of derivative instruments, as of the dates indicated:

(in millions)	Notional amount	Net carrying Value	Fair value asset	Fair value liability	Average fair value
December 31, 2024
Interest rate swaps	$2,483	$-	$-	$-	$-
Options	196	2	4	-	-
Cross currency swaps	1,748	170	172	(11)	1
Futures	1,852	-	-	-	-
Total return swaps	600	16	16	-
Total derivatives¹	$6,879	$188	$192	$(11)	$1

December 31, 2023
Interest rate swaps	$2,410	$-	$-	$-	$-
Options	137	1	7	-	-
Cross currency swaps	1,621	94	120	(22)	1
Futures	2,925	-	-	-	-
Total derivatives¹	$7,093	$95	$127	$(22)	$1
1	Fair value balance excludes immaterial accrued interest on derivative assets for December 31, 2024 and 2023.

The Company received $717 million and $253 million of cash collateral and held $125 million and $49 million of securities off-balance sheet as collateral for derivative assets as of December 31, 2024 and 2023, respectively. Cash and securities pledged for derivative liabilities were immaterial as of December 31, 2024 and 2023. The impact of netting as a result of master netting agreements reduced the fair value of derivative assets and liabilities by $10 million and $20 million as of December 31, 2024 and 2023, respectively. As a result, the Company’s uncollateralized position for derivatives instruments was immaterial in each respective period. In addition, the Company posted initial margin on derivative instruments of $229 million and $256 million as of December 31, 2024 and 2023, respectively.

The following table summarizes net gains and losses on derivatives programs by type of derivative instrument, as of the dates indicated:

	Net realized (losses) gains recorded in operations			Unrealized gains (losses) recorded in capital and surplus
	December 31,			December 31,
(in millions)	2024	2023	2022	2024	2023	2022
Cross currency swaps	$1	$-	$1	$78	$(43)	$103
Futures	(446)	(378)	283	131	(173)	124
Total return swaps	-	-	-	16	-	-
Total	$(445)	$(378)	$284	$225	$(216)	$227

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

(7)	Fair Value Measurements

The following table summarizes assets and liabilities held at fair value as of December 31, 2024:

(in millions)	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Assets
Bonds	$-	$11	$-	$-	$11
Common stocks unaffiliated	39	182	-	-	221
Preferred stocks unaffiliated	-	32	10	-	42
Derivative assets	-	16	-	-	16
Separate account assets	112,173	1,558	35	7,927	121,693
Assets at fair value	$112,212	$1,799	$45	$7,927	$121,983

The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2024:

(in millions)	Preferred stocks unaffiliated	Separate account assets	Assets at fair value
Balance as of December 31, 2023	$7	$51	$58
Net gains (losses):
In surplus	(1)	5	4
Purchases	4	-	4
Sales	-	(21)	(21)
Balance as of December 31, 2024	$10	$35	$45

The following table summarizes assets and liabilities held at fair value as of December 31, 2023:

(in millions)	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Assets
Bonds	$-	$7	$-	$-	$7
Common stocks unaffiliated	67	164	-	-	231
Preferred stocks unaffiliated	-	39	7	-	46
Separate account assets	104,555	1,637	51	6,430	112,673
Assets at fair value	$104,622	$1,847	$58	$6,430	$112,957

The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2023:

(in millions)	Preferred stocks unaffiliated	Separate account assets	Assets at fair value
Balance as of December 31, 2022	$6	$55	$61
Net gains (losses):
In surplus	1	(1)	-
Purchases	3	-	3
Sales	(3)	(3)	(6)
Balance as of December 31, 2023	$7	$51	$58

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

The following table summarizes the carrying value and fair value of the Company’s assets and liabilities not held at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below or in Note 2.

	Fair Value
(in millions)	Level 1	Level 2	Level 3	Total fair value	Carrying value
December 31, 2024
Assets:
Bonds	$64	$36,103	$6,743	$42,910	$45,787
Mortgage loans, net of allowance	-	-	8,446	8,446	9,619
Policy loans	-	-	1,038	1,038	1,038
Derivative assets	-	172	4	176	178
Cash, cash equivalents and short-term investments	(66)	1,753	-	1,687	1,687
Securities lending collateral assets	247	-	-	247	247
Separate account assets	37	749	352	1,138	1,179
Total assets	$282	$38,777	$16,583	$55,642	$59,735
Liabilities:
Investment contracts	$-	$-	$3,306	$3,306	$3,605
Derivative liabilities	-	11	-	11	6
Total liabilities	$-	$11	$3,306	$3,317	$3,611
December 31, 2023
Assets:
Bonds	$175	$35,293	$5,999	$41,467	$43,860
Mortgage loans, net of allowance	-	-	8,047	8,047	9,144
Policy loans	-	-	969	969	969
Derivative assets	-	120	7	127	113
Cash, cash equivalents and short-term investments	(52)	1,607	-	1,555	1,555
Securities lending collateral assets	359	-	-	359	359
Separate account assets	5	411	157	573	597
Total assets	$487	$37,431	$15,179	$53,097	$56,597
Liabilities:
Investment contracts	$-	$-	$3,265	$3,265	$3,242
Derivative liabilities	-	22	-	22	17
Total liabilities	$-	$22	$3,265	$3,287	$3,259

Mortgage loans, net of allowance. The fair values of mortgage loans are primarily estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the statutory statements of admitted assets, liabilities, capital and surplus approximates fair value as policy loans are fully collateralized by the cash surrender value of underlying insurance policies.

Securities lending collateral assets. These assets are comprised of bonds and short-term investments and the respective fair values are estimated based on the fair value methods described in Note 2.

Investment contracts. For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued. The fair value of adjustable-rate contracts approximates their carrying value.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

(8)	Federal Income Taxes

The following tables summarize the net admitted deferred tax assets, as of the dates indicated:

	December 31, 2024
(in millions)	Ordinary	Capital	Total
Total gross deferred tax assets	$950	$4	$954
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$950	$4	$954
Less: Deferred tax assets nonadmitted	(169)	-	(169)
Net admitted deferred tax assets	$781	$4	$785
Less: Deferred tax liabilities	(103)	(22)	(125)
Net admitted deferred tax assets	$678	$(18)	$660

	December 31, 2023
(in millions)	Ordinary	Capital	Total
Total gross deferred tax assets	$953	$21	$974
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$953	$21	$974
Less: Deferred tax assets nonadmitted	(222)	-	(222)
Net admitted deferred tax assets	$731	$21	$752
Less: Deferred tax liabilities	(105)	(15)	(120)
Net admitted deferred tax assets	$626	$6	$632
The following table summarizes components of the change in deferred income taxes reported in capital and surplus before consideration of nonadmitted assets and changes from the prior year, as of the dates indicated:

	December 31,
(in millions)	2024	2023	Change
Adjusted gross deferred tax assets	$954	$974	$(20)
Total deferred tax liabilities	(125)	(120)	(5)
Net deferred tax assets	$829	$854	$(25)
Less: Tax effect of unrealized gains and losses			(53)
Change in deferred income tax			$28

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

The following tables summarize components of the admitted deferred tax assets calculation, as of the dates indicated:

	December 31, 2024
(in millions)	Ordinary	Capital	Total
Federal income taxes recoverable through loss carryback	$-	$1	$1
Adjusted gross deferred tax assets expected to be realized[1]	657	2	659
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	124	1	125
Admitted deferred tax assets	$781	$4	$785

	December 31, 2023
(in millions)	Ordinary	Capital	Total
Federal income taxes recoverable through loss carryback	$-	$3	$3
Adjusted gross deferred tax assets expected to be realized[1]	623	6	629
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	108	12	120
Admitted deferred tax assets	$731	$21	$752

1

Note that this amount is calculated as the lesser of the adjusted gross deferred tax assets expected to be realized following the balance sheet date or the adjusted gross deferred tax assets allowed per the limitation threshold. For the years ended December 31, 2024 and 2023, the threshold limitation for adjusted capital and surplus was $1.8 billion and $1.6 billion, respectively.

The adjusted capital and surplus used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was $11.8 billion and $10.5 billion as of December 31, 2024 and 2023, respectively. The ratio percentage used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was 1,108% and 1,062% as of December 31, 2024 and 2023, respectively.

The following tables summarize the impact of tax planning strategies, as of the dates indicated:

	December 31, 2024
	Ordinary	Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	17.06%	0.33%	17.39%

	December 31, 2023
	Ordinary	Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	7.19%	0.00%	7.19%

The Company’s tax planning strategies included the use of affiliated reinsurance for the years ended December 31, 2024 and 2023.

There are no temporary differences for which deferred tax liabilities are not recognized for the years ended December 31, 2024 and 2023.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

The following table summarizes the tax effects of temporary differences and the change from the prior year, for the years ended:

	December 31,
(in millions)	2024	2023	Change
Deferred tax assets
Ordinary:
Future policy benefits and claims	$244	$231	$13
Investments	114	110	4
Deferred acquisition costs	350	297	53
Tax credit carry-forward	180	259	(79)
Other	62	56	6
Subtotal	$950	$953	$(3)
Nonadmitted	(169)	(222)	53
Admitted ordinary deferred tax assets	$781	$731	$50
Capital:
Investments	4	21	(17)
Subtotal	$4	$21	$(17)
Admitted capital deferred tax assets	$4	$21	$(17)
Admitted deferred tax assets	$785	$752	$33
Deferred tax liabilities
Ordinary:
Investments	$(70)	$(68)	$(2)
Future policy benefits and claims	(15)	(22)	7
Other	(18)	(15)	(3)
Subtotal	$(103)	$(105)	$2
Capital:
Investments	(22)	(15)	(7)
Subtotal	$(22)	$(15)	$(7)
Deferred tax liabilities	$(125)	$(120)	$(5)
Net deferred tax assets	$660	$632	$28

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion of the total deferred tax assets will not be realized. Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized. Based on the Company’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize all deferred tax assets. Therefore, no valuation allowances have been established as of December 31, 2024 and 2023.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

The following table summarizes the Company’s income tax incurred and change in deferred income tax. The total income tax and change in deferred income tax differs from the amount obtained by applying the federal statutory rate to income before tax as follows, for the years ended:

		December 31,
(in millions)	2024	2023	2022
Current income tax expense	$68	$104	$103
Change in deferred income tax (without tax on unrealized gains and losses)	(28)	(132)	(28)
Total income tax expense (benefit) reported	$40	$(28)	$75
Income before income and capital gains taxes	$1,219	$1,053	$1,077
Federal statutory tax rate	21%	21%	21%
Expected income tax expense at statutory tax rate	$256	$221	$226
(Decrease) increase in actual tax reported resulting from:
Dividends received deduction	(172)	(211)	(80)
Tax credits	(44)	(45)	(58)
Other	-	7	(13)
Total income tax expense (benefit) reported	$40	$(28)	$75

The Company incurred $1 million in federal income tax expense in 2023, which is available for recoupment in the event of future net losses.

The following table summarizes operating loss or tax credit carry-forwards available as of December 31, 2024:

(in millions)	Amount	Origination	Expiration
Operating loss carryforwards	$2	2017	2032
Business credits	$22	2018	2038
Business credits	$27	2019	2039
Business credits	$29	2020	2040
Business credits	$28	2021	2041
Business credits	$27	2022	2042
Business credits	$24	2023	2043
Business credits	$23	2024	2044

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

The Company is included in the NMIC consolidated federal income tax return which includes the following entities:

Nationwide Mutual Insurance Company	Nationwide Financial General Agency, Inc.
Allied Insurance Company of America	Nationwide Financial Services, Inc.
Allied Property & Casualty Insurance Company	Nationwide General Insurance Company
Allied Texas Agency, Inc.	Nationwide Indemnity Company
AMCO Insurance Company	Nationwide Insurance Company of America
American Marine Underwriters	Nationwide Insurance Company of Florida
Crestbrook Insurance Company	Nationwide Investment Services Corporation
Depositors Insurance Company	Nationwide Life and Annuity Insurance Company
DVM Insurance Agency, Inc.	Nationwide Life Insurance Company
Eagle Captive Reinsurance, LLC	Nationwide Lloyds
Freedom Specialty Insurance Company	Nationwide Property & Casualty Insurance Company
Harleysville Insurance Company of New York	Nationwide Retirement Solutions, Inc.
Harleysville Insurance Company	Nationwide Sales Solutions, Inc.
Harleysville Insurance Company of New Jersey	Nationwide Trust Company, FSB
Harleysville Lake States Insurance Company	NBS Insurance Agency, Inc.
Harleysville Preferred Insurance Company	NFS Distributors, Inc.
Harleysville Worcester Insurance Company	Registered Investment Advisors Services, Inc.
Jefferson National Life Insurance Company	Retention Alternatives, Ltd.
Jefferson National Life Insurance Company of New York	Retention Alternatives Ltd. In Respect of Cell No. 1
Lone Star General Agency, Inc.	Segregated Account
National Casualty Company	Scottsdale Indemnity Company
Nationwide Advantage Mortgage Company	Scottsdale Insurance Company
Nationwide Affinity Insurance Company of America	Scottsdale Surplus Lines Insurance Company
Nationwide Agent Risk Purchasing Group. Inc.	Titan Insurance Company
Nationwide Agribusiness Insurance Company	Titan Insurance Services, Inc.
Nationwide Assurance Company	Veterinary Pet Insurance Company
Nationwide Cash Management Company	Victoria Fire & Casualty Company
Nationwide Corporation	Victoria Select Insurance Company
Nationwide Financial Assignment Company	VPI Services, Inc.

The method of allocation of regular tax among the companies is based upon separate return calculations with current benefit for tax losses and credits utilized in the consolidated return. Effective January 1, 2023, the Company revised its tax sharing agreement to address corporate alternative minimum tax (“CAMT”). If the consolidated federal income tax return group is an Applicable Corporation and has a CAMT liability, all members of the group will be treated as Applicable Corporations subject to CAMT. CAMT is paid by affiliates based on the ratio of the subsidiary’s CAMT liability to the total CAMT liabilities of all subsidiaries.

The Company did not have any protective tax deposits under Section 6603 of the Internal Revenue Code as of December 31, 2024 and 2023.

The Company does not have any tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

In August 2022, the Inflation Reduction Act of 2022 (“Act”) was passed by the U.S. Congress and signed into law. The Act includes a new Federal CAMT, effective in 2023, that is based on the adjusted financial statement income (“AFSI”) set forth on the applicable financial statement (“AFS”) of an Applicable Corporation. A corporation is an Applicable Corporation if its rolling average pre-tax AFSI over three prior years (starting with 2020-2022) is greater than $1 billion. The $1 billion threshold is determined on a controlled-group basis by aggregating the AFSI of all entities treated as a single employer under tax law. The controlled-group’s AFS is generally treated as the AFS for all separate entities in the controlled-group. Except under limited circumstances, once a corporation is an Applicable Corporation, it is an Applicable Corporation in all future years.

An Applicable Corporation is not automatically subject to a CAMT liability. An Applicable Corporation’s tentative CAMT liability is equal to 15% of its adjusted AFSI, and CAMT is payable to the extent the tentative CAMT liability exceeds its regular corporate income tax. However, any CAMT paid would be indefinitely available as a credit carryover that could reduce future regular tax in excess of CAMT. For financial statement reporting, in the event an Applicable Corporation is subject to CAMT there will be no impact to total tax as any CAMT paid will be offset by the establishment of a deferred tax asset for the credit carryover.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

The Company comprises a controlled-group of entities and has determined that it will be an Applicable Corporation in 2024. In making such determination, the Company has made certain interpretations of, and assumptions regarding, the CAMT provisions of the Act. While the U.S. Treasury Department issued proposed regulations on September 12, 2024, there remain many open questions and significant portions of the guidance will not be effective until the regulations are issued in final form. However, the proposed regulations, including the portions not effective until finalized, will not materially impact the Company’s financial statements.

The Company has made an accounting policy election to disregard CAMT when evaluating the need for a valuation allowance for its non-CAMT deferred tax assets.

For the years ended December 31, 2024 and 2023, the Act did not impact the Company’s total tax.

(9)	Short-Term Debt and FHLB Funding Agreements

Short-Term Debt

The Company is a party to a $750 million revolving variable rate credit facility agreement. The Company had no amounts outstanding under the facility as of December 31, 2024 and 2023.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. The maximum amount available under the agreement is $350 million. The borrowing rate on this program is equal to Effective Federal Funds Rate plus 0.18%. The Company had no amounts outstanding under this agreement as of December 31, 2024 and 2023.

The terms of certain debt instruments contain various restrictive covenants, including, but not limited to, minimum statutory surplus defined in the agreements. The Company was in compliance with all covenants as of December 31, 2024 and 2023.

The amount of interest paid on short-term debt was immaterial in 2024, 2023 and 2022.

FHLB Funding Agreements

The Company is a member of the FHLB. Through its membership, the FHLB established the Company’s capacity for short-term borrowings and cash advances under the funding agreement program at up to 40% of total admitted assets.

The Company’s Board of Directors has authorized the issuance of funding agreements up to $6.0 billion to the FHLB, shared between the Company and NLAIC, in exchange for cash advances, which are collateralized by pledged securities. The Company uses these funds in an investment spread strategy, consistent with its other investment spread operations. As such, the Company applies SSAP No. 52, Deposit-Type Contracts, accounting treatment to these funds, consistent with its other deposit-type contracts. It is not part of the Company’s strategy to utilize these funds for operations, and any funds obtained from the FHLB for use in general operations would be accounted for consistent with SSAP No. 15, Debt and Holding Company Obligations, as borrowed money. FHLB membership requires the Company to purchase and hold a minimum amount of FHLB capital stock plus additional stock based on outstanding advances. The Company has $20 million in membership stock as of December 31, 2024 and 2023, none of which is eligible for redemption. As part of the agreement, the Company purchased and held an additional $160 million and $144 million in activity stock and an immaterial amount in excess stock as of December 31, 2024 and 2023, respectively, which is included in stocks on the statutory statements of admitted assets, liabilities, capital and surplus. The Company’s liability for advances from the FHLB was $3.6 billion and $3.3 billion as of December 31, 2024 and 2023, respectively, which is included in future policy benefits and claims on the statutory statements of admitted assets, liabilities, capital and surplus. Certain outstanding advances are subject to prepayment penalties under these agreements. The maximum amounts of aggregate advances from the FHLB were $3.6 billion and $3.3 billion for the years ended December 31, 2024 and 2023, respectively.

The Company has agreements with the FHLB to provide short-term financing for operations. These agreements, which were renewed in June 2024 and expire June 2025, allow the Company access to borrow up to $1.1 billion. As of December 31, 2024 and 2023, the Company had no amounts outstanding under these agreements.

Bonds and mortgage loans with a carrying value of $5.4 billion (2.9% of total admitted assets) and fair value of $4.8 billion

(2.5% of total admitted assets) as of December 31, 2024 and carrying value of $5.3 billion (3.0% of total admitted assets) and fair value of $4.6 billion (2.6% of total admitted assets) as of December 31, 2023 were pledged as collateral under FHLB agreements, as a condition for withdrawal, and are included in bonds and mortgage loans on the statutory statements of admitted assets, liabilities, capital and surplus. The maximum amount of collateral pledged to the FHLB had a carrying value of $5.5 billion and fair value of $4.9 billion for the year ended December 31, 2024, and a carrying value of $5.3 billion and fair value of $4.6 billion for the year ended December 31, 2023.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

(10)	Surplus Notes

The following table summarizes the carrying value of surplus notes issued by the Company to NFS, as of the dates indicated:

(in millions)
Date issued	Interest rate	Par value	Carrying value	Interest and/ or principal paid in current year	Total interest and/ or principal paid	Unapproved interest and/or principal	Date of maturity
December 31, 2024
12/19/2001	7.50%	$300	$300	$23	$518	$-	12/31/2031
6/27/2002	8.15%	300	300	24	545	-	6/27/2032
12/23/2003	6.75%	100	100	7	139	-	12/23/2033
12/20/2019	4.21%	400	400	17	84	-	12/19/2059
Total		$1,100	$1,100	$71	$1,286	$-
December 31, 2023 12/19/2001	7.50%	$300	$300	$23	$495	$-	12/31/2031
6/27/2002	8.15%	300	300	24	521	-	6/27/2032
12/23/2003	6.75%	100	100	7	132	-	12/23/2033
12/20/2019	4.21%	400	400	16	67	-	12/19/2059
Total		$1,100	$1,100	$70	$1,215	$-

The surplus notes were issued in accordance with Section 3901.72 of the Ohio Revised Code. The principal and interest on these surplus notes shall not be a liability or claim against NLIC, or any of its assets, except as provided in Section 3901.72 of the Ohio Revised Code. The Department must approve interest and principal payments before they are paid.

(11)	Reinsurance

The Company has 100% coinsurance agreements with funds withheld with Eagle to cede specified GMDB and GLWB obligations provided under substantially all of the variable annuity contracts and certain fixed indexed annuity contracts issued and to be issued by NLIC. While the GMDB and GLWB contract riders are ceded by NLIC to Eagle, the base annuity contracts and any non-reinsured risks will be retained by NLIC. Amounts ceded to Eagle during 2024, 2023 and 2022 included premiums of $643 million, $635 million and $637 million, respectively, benefits and claims, net of third-party reinsurance recoveries, of $23 million, $73 million, and $75 million respectively, net investment earnings on funds withheld assets of $43 million, $55 million and $52 million, respectively, and an expense allowance for third-party reinsurance premiums of $1 million, $1 million and $2 million, respectively. As of December 31, 2024 and 2023, the carrying value of the funds withheld assets recorded within funds held under coinsurance was $1.2 billion and $1.3 billion, respectively, which consists of bonds and cash equivalents that had a carrying value of $1.1 billion and $1.2 billion, respectively, and mortgage loans that had a carrying value of $70 million and $73 million, respectively. As of December 31, 2024 and 2023, the Company’s reserve credit for guaranteed benefits ceded under the reinsurance agreements was $46 million and $91 million, respectively. Amounts payable to Eagle related to the reinsurance agreements were $116 million and $377 million as of December 31, 2024 and 2023, respectively.

The Company has a reinsurance agreement with NMIC whereby nearly all of the Company’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of the Company’s agreement, the investment risk associated with changes in interest rates is borne by the reinsurer. Risk of asset default is retained by the Company, although a fee is paid to the Company for the retention of such risk. The ceding of risk does not discharge the Company, as the original insurer, from its primary obligation to the policyholder. Amounts ceded to NMIC include revenues of $354 million, $307 million and $287 million for the years ended December 31, 2024, 2023 and 2022, respectively, while benefits, claims and expenses ceded were $341 million, $301 million and $267 million, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

The Company has an intercompany reinsurance agreement with NLAIC whereby certain inforce and subsequently issued fixed individual deferred annuity contracts are assumed on a modified coinsurance basis. Under modified coinsurance agreements, the ceding company retains invested assets and investment earnings are paid to the reinsurer. Under terms of the agreement, the Company bears the investment risk associated with changes in interest rates. Risk of asset default remains with NLAIC, and the Company pays a fee to NLAIC for the retention of such risk. The agreement will remain inforce until all contract obligations are settled. The ceding of risk does not discharge the original insurer from its primary obligation to the contractholder. Amounts assumed from NLAIC are included in the Company’s statutory statements of operations for 2024, 2023 and 2022 and include considerations of $4 million, $46 million and $10 million, respectively, net investment income of $25 million, $31 million and $35 million, respectively, and benefits, claims and other expenses of $145 million, $186 million and $161 million, respectively. The reserve adjustment for 2024, 2023 and 2022 of $(143) million, $(153) million and $(161) million, respectively, represents changes in reserves related to this fixed block of business, offset by investment earnings on the underlying assets. Policy reserves under this agreement totaled $619 million and $737 million as of 2024 and 2023, respectively, and amounts payable related to this agreement were $2 million and $6 million as of December 31, 2024 and 2023, respectively.

The Company has an intercompany reinsurance agreement with NLAIC whereby certain variable universal life insurance, whole life insurance and universal life insurance policies are assumed on a modified coinsurance basis. Total policy reserves under this treaty were $34 million as of December 31, 2024 and 2023. Total premiums assumed under this treaty were $11 million, $12 million and $12 million during 2024, 2023 and 2022, respectively.

The Company has an intercompany reinsurance agreement with NLAIC whereby a certain life insurance contract is assumed on a 100% coinsurance basis. Policy reserves assumed under this agreement totaled $154 million as of December 31, 2024 and 2023.

The Company has entered into reinsurance contracts to cede a portion of its individual annuity and life insurance business to unaffiliated reinsurers. Total reserve credits taken as of December 31, 2024 and 2023 were $252 million and $278 million, respectively. The ceding of risk does not relieve the Company, as the original insurer, from its primary obligation to the policyholder.

(12)	Transactions with Affiliates

The Company has entered into significant, recurring transactions and agreements with NMIC, and other affiliates and subsidiaries as a part of its ongoing operations. These include, but are not limited to, annuity and life insurance contracts, and agreements related to reinsurance, cost sharing, tax sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. In addition, several benefit plans sponsored by NMIC are available to Nationwide employees, for which the Company has no legal obligations. Measures used to determine the allocation among companies includes individual employee estimates of time spent, special cost studies, the number of full-time employees and other methods agreed to by the participating companies in conformity with NAIC statutory accounting principles. In addition, the Company may underwrite insurance policies for its officers, directors, and/or other personnel providing services to the Company. The Company may offer discounts on certain products that are subject to applicable state insurance laws and approvals.

Affiliate receivables and payables are the result of cost sharing and intercompany service agreements between the Company and its affiliates in which settlement has not yet occurred. Affiliate receivables are presented net of affiliate payables when the Company has the right to offset. The net amounts due from affiliates were $41 million and $19 million as of December 31, 2024 and 2023, respectively, and are included in other assets in the Company’s statutory statements of admitted assets, liabilities, capital and surplus. The net amounts due to affiliates were $56 million and $133 million as of December 31, 2024 and 2023, respectively, and are included in other liabilities in the Company’s statutory statements of admitted assets, liabilities, capital and surplus. These arrangements are subject to written agreements which require that intercompany balances be settled within a certain time period, generally 30 to 60 days.

The Company and various affiliates share a home office, other facilities, equipment, common management and administrative services. In addition, NMIC provided data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed pursuant to the enterprise cost sharing agreement. The Company was allocated costs from NMIC totaling $276 million, $245 million, and $285 million for the years ended December 31, 2024, 2023 and 2022, respectively.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $3.3 billion and

$3.4 billion as of December 31, 2024 and 2023, respectively. Total revenues from these contracts were $117 million, $125 million and $127 million for the years ended December 31, 2024, 2023 and 2022, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances were $76 million, $84 million and $87 million for the years ended December 31, 2024, 2023 and 2022, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

The Company receives an annual fee payable from the Tax Credit Funds, for which it is a guarantor and Managing Member, for its services in connection with the oversight of the performance of the Investee Partnerships and the compliance by their managing members and managing agents thereof with the provisions of the various operating level agreements and applicable laws. The amount the Company earned for the years ended December 31, 2024, 2023 and 2022 were immaterial.

Funds of Nationwide Variable Insurance Trust Funds (“NVITF”), a group of Nationwide businesses that develops, sells and services mutual funds, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2024 and 2023, customer allocations to NVITF totaled $65.4 billion and $63.9 billion, respectively. For the years ended December 31, 2024, 2023 and 2022, NVITF paid the Company $246 million, $234 million and $242 million, respectively, for the distribution and servicing of these funds.

Amounts on deposit with NCMC for the benefit of the Company were $1.0 billion and $1.3 billion as of December 31, 2024 and 2023, respectively. As of December 31, 2024 and 2023, amounts on deposit with NCMC were comprised of $938 million and $1.0 billion, respectively, of cash and cash equivalents, with remaining amounts in short-term investments.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the years ended December 31, 2024, 2023 and 2022 were $53 million, $63 million and $112 million, respectively.

The Company provides commercial mortgage loans to subsidiaries of Nationwide Realty Investors, LTD, a subsidiary of NMIC, with interest rates ranging from 3.62% to 4.90% and maturity dates ranging from January 2031 to July 2041. As of December 31, 2024 and 2023, the Company had $286 million and $304 million, respectively, outstanding under these arrangements.

The Company also participates in intercompany repurchase agreements with affiliates whereby the seller transfers securities to the buyer at a stated value. Upon demand or after a stated period, the seller repurchases the securities from the buyer at the original sales price plus interest. As of December 31, 2024 and 2023, the Company had no outstanding borrowings from affiliated entities under such agreements. The amounts the Company incurred for interest expense on intercompany repurchase agreements during 2024, 2023 and 2022 were immaterial.

During 2024 and 2023, the Company received capital contributions of $100 million and $135 million, respectively, from NFS. During 2025, the Company received an additional capital contribution of $25 million from NFS as of the subsequent event date.

During 2024, the Company paid capital contributions to NLAIC of $400 million. During 2023, there were no capital contributions paid to NLAIC by the Company. During 2025, the Company paid capital contributions to NLAIC of $100 million as of the subsequent event date.

The Company has a replacement unsecured promissory note and revolving line of credit agreement with JNLNY whereby JNLNY can borrow up to $5 million. No amounts have been drawn on the note as of December 31, 2024 and 2023, or through the subsequent event date.

Pursuant to financial support agreements, the Company has agreed to provide NLAIC and JNL with the minimum capital and surplus required by each state in which NLAIC and JNL does business. These agreements do not constitute the Company as guarantor of any obligation or indebtedness of NLAIC or JNL or provide any creditor of NLAIC or JNL with recourse to or against any of the assets of the Company.

Eagle’s surplus position is evaluated quarterly to determine if an additional surplus contribution is required from the Company or if a distribution to the Company can be declared as of each quarter end. During 2023, the Company made surplus contributions to Eagle. On September 29, 2023, the Company made a surplus contribution to Eagle of $10 million. During 2024 and 2023 Eagle declared distributions to the Company based on their earned surplus position. On February 11, 2025, the Company received a dividend distribution of $107 million that was declared on December 31, 2024. The dividend receivable was recorded in investment income due and accrued as of December 31, 2024. On November 8, 2024, the Company received a dividend distribution of $81 million that was declared on September 30, 2024. On August 9, 2024, the Company received a dividend distribution of $131 million that was declared on June 28, 2024. On May 10, 2024, the Company received a dividend distribution of $365 million that was declared on March 29, 2024. On February 9, 2024, the Company received a total distribution of $421 million that was declared on December 29, 2023 and consisted of a return of contributed surplus of $10 million and a dividend of $411 million. The return of contributed surplus receivable was recorded in other invested assets and the dividend receivable was recorded in investment income due and accrued as of December 31, 2023. On August 10, 2023, the Company received a dividend distribution of $205 million that was declared on June 30, 2023. On May 9, 2023, the Company received a dividend distribution of $204 million that was declared on March 31, 2023. On February 10, 2023, the Company received a total distribution of $332 million that was declared on December 30, 2022 and consisted of a return of contributed surplus of $221 million and a dividend of $111 million.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

The Company and NWSBL have entered into a $850 million unsecured promissory note and revolving line of credit agreement whereby NWSBL can borrow up to $850 million from the Company for up to 364 days after the date of the agreement with the outstanding balance being reported in short-term investments on the statutory statements of admitted assets, liabilities, capital and surplus. As of December 31, 2023, NWSBL had an outstanding borrowing of $328 million. During 2024, additional draws increased the outstanding balance to $363 million when, on February 28, 2024, the outstanding balance was repaid and a $850 million replacement agreement was entered into with a draw amount of $363 million at an interest rate of 1-month SOFR plus 0.90% and a maturity date of February 27, 2025. As of December 31, 2024, NWSBL had an outstanding balance of $706 million. During 2025, additional draws increased the outstanding balance to $731 million when, on February 27, 2025, the outstanding balance was repaid and a $850 million replacement agreement was entered into with a draw amount of $746 million at an interest rate of 1-month SOFR plus 0.9% and a maturity date of February 26, 2026. The outstanding balance on this note is $771 million as of the subsequent event date.

The Company utilizes the look-through approach in valuing its investment in Nationwide Real Estate Investors (NLIC), LLC (“NW REI (NLIC)”), a subsidiary of NMIC, at $325 million and $251 million as of December 31, 2024 and 2023, respectively. NW REI (NLIC)’s financial statements are not audited and the Company has limited the value of its investment in NW REI (NLIC) to the value contained in the audited financial statements of the underlying investments. All liabilities, commitments, contingencies, guarantees or obligations of the NW REI (NLIC), which are required under applicable accounting guidance, are reflected in the Company’s determination of the carrying value of the investment in NW REI (NLIC), if not already recorded in the financial statements of NW REI (NLIC).

NMIC sponsors multiple benefit plans for its current and former employees including two qualified defined benefit pension plans, the Nationwide Retirement Plan – Account Balance and the Nationwide Retirement Plan – Final Average Pay, collectively the “Pension Plans”. On December 10, 2024, the Pension Plans purchased group annuity contracts that transferred certain obligations to the Company and NLAIC. The impact of this transaction was immaterial to net income and capital and surplus.

(13)	Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial condition.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.

Guarantees

In accordance with SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets, for all guarantees made to or on behalf of wholly-owned subsidiaries, no initial liability recognition has been made and there is no net financial statement impact related to these guarantees.

The contractual obligations under NLAIC’s single premium deferred annuity (“SPDA”) contracts in force and issued before September 1, 1988 are guaranteed by the Company. Total SPDA contracts affected by this guarantee in force were immaterial as of December 31, 2024 and 2023.

The Company has guaranteed the obligations and liabilities of NISC, including, without limitation, the full and prompt payment of all accounts payable to any party now or in the future. If for any reason NISC fails to satisfy any of its obligations, the Company will cause such obligation, loss or liability to be fully satisfied.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third-party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

(14)	Regulatory Risk-Based Capital, Dividend Restrictions and Unassigned Surplus

The NAIC RBC model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio, where the Company is domiciled, imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. The Company exceeded the minimum RBC requirements for all periods presented.

The State of Ohio insurance laws require insurers to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding twelve months, exceeds the greater of (i) 10% of surplus as regards policyholders as of the prior December 31 or (ii) the net income of the insurer as of the prior year. No dividends were paid by the Company to NFS for the years ended December 31, 2024 and 2023. The Company’s surplus as regards policyholders as of December 31, 2024, was $12.5 billion and statutory net income for 2024 was $1.2 billion. As of January 1, 2025, the Company has the ability to pay dividends to NFS totaling $1.3 billion without obtaining prior approval.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend or distribution paid from other than earned surplus. Earned surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its stockholder.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I  Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2024:

(in millions)	Column A	Column B	Column C	Column D
	Type of investment	Cost	Fair value	Amount at which is shown in the statutory statements of admitted assets, liabilities, capital and surplus
	Bonds:
	U.S. Treasury securities and obligations of U.S. government corporations	$65	$64	$65
	U.S. government and agencies	76	76	76
	Obligations of states and political subdivisions	3,423	3,091	3,423
	Foreign governments	519	474	519
	Public utilities	5,008	4,584	4,972
	All other corporate, mortgage-backed and asset-backed securities	36,880	34,632	36,743
	Total fixed maturity securities	$45,971	$42,921	$45,798
	Equity securities:
	Common Stocks:
	Banks, trust and insurance companies	26	39	39
	Industrial, miscellaneous and all other	183	182	182
	Nonredeemable preferred stocks	38	42	42
	Total equity securities[1]	$247	$263	$263
	Mortgage loans	9,619		9,619
	Cash, cash equivalents and short-term investments	1,687		1,687
	Policy loans	1,039		1,038
	Other long-term investments[2]	2,821		2,821
	Total invested assets	$61,384		$61,226

1	Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investments in related parties of $3.7 billion are excluded.
2

Includes derivatives, securities lending reinvested collateral assets and other invested assets. Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investments in related parties of $396 million are excluded.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III  Supplementary Insurance Information

As of December 31, 2024, 2023 and 2022 and for each of the years then ended (in millions):

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs[1]	Future policy benefits, losses, claims and loss expenses	Unearned premiums[2]	Other policy claims and benefits payable[2]	Premium revenue
2024
Annuities		$18,942			$8,677
Retirement Solutions		18,911			3,498
Life Insurance		5,532			411
Corporate Solutions and Other		8,408			3,816
Total		$51,793			$16,402
2023
Annuities		$15,213			$7,368
Retirement Solutions		20,351			4,150
Life Insurance		5,428			412
Corporate Solutions and Other		8,381			2,740
Total		$49,373			$14,670
2022
Annuities		$10,635			$5,758
Retirement Solutions		21,824			5,097
Life Insurance		5,353			415
Corporate Solutions and Other		7,670			3,265
Total		$45,482			$14,535

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income[3]	Benefits, claims, losses and settlement expenses[4]	Amortization of deferred policy acquisition costs[1]	Other operating expenses	Premiums written
2024
Annuities	$882	$15,954		$184
Retirement Solutions	788	5,398		244
Life Insurance	285	866		105
Corporate Solutions and Other	1,374	1,430		204
Total	$3,329	$23,648		$737
2023
Annuities	$613	$13,619		$158
Retirement Solutions	835	5,610		214
Life Insurance	276	757		101
Corporate Solutions and Other	1,412	1,943		203
Total	$3,136	$21,929		$676
2022
Annuities	$346	$10,871		$136
Retirement Solutions	860	6,178		120
Life Insurance	261	730		105
Corporate Solutions and Other	552	1,519		174
Total	$2,019	$19,298		$535

1	Deferred policy acquisition costs and amortization of deferred policy acquisition costs are not applicable for statutory basis of accounting.
2	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
3

Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates and reported segment operating results would change if different methods were applied.

4	Benefits to policyholders and beneficiaries, increase in reserves for future policy benefits and claims and commissions are included in Column H amounts.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV  Reinsurance

As of December 31, 2024, 2023 and 2022 and each of the years then ended:

(in millions)
Column A	Column B	Column C	Column D	Column E
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount
2024
Life insurance in force	$153,575	$(24,712)	$557	$129,420
Premiums:
Life Insurance	$3,977	$(140)	$11	$3,848
Accident and health insurance	531	(540)	9	-
Total	$4,508	$(680)	$20	$3,848

2023
Life insurance in force	$147,725	$(26,722)	$579	$121,582
Premiums:
Life Insurance	$2,931	$(143)	$12	$2,800
Accident and health insurance	457	(465)	9	-
Total	$3,388	$(608)	$21	$2,800

2022
Life insurance in force	$145,173	$(29,598)	$605	$116,180
Premiums:
Life Insurance	$3,473	$(144)	$12	$3,341
Accident and health insurance	425	(424)	-	1
Total	$3,898	$(568)	$12	$3,342

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V  Valuation and Qualifying Accounts

Years ended December 31, 2024, 2023 and 2022:

(in millions)
Column A	Column B	Column C	Column D	Column E
	Balance at	Charged to		Balance at
	beginning	costs and		end of
Description	of period	expenses	Deductions[1]	period
2024
Valuation allowances - mortgage loans	$2	$-	$(2)	$-

2023
Valuation allowances - mortgage loans[2]	$1	$1	$-	$2

2022
Valuation allowances - mortgage loans	$43	$(5)	$-	$38
1	Amounts generally represent recoveries, payoffs and sales.
2	Effective January 1, 2023, the Company changed its method for reserving for mortgage loans. Refer to Note 5 for further discussion and the resulting impacts of the change.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.